Prospectus

March 1, 2005,
as revised April 12, 2005


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Victory Funds
LOGO(R)


Equity Funds

Value Fund
Class A, C and R Shares

Diversified Stock Fund
Class A, C and R Shares

Stock Index Fund
Class A and R Shares

Established Value Fund
Class A and R Shares

Special Value Fund
Class A, C and R Shares

Small Company
Opportunity Fund
Class A and R Shares

Focused Growth Fund
Class A, C and R Shares


www.VictoryConnect.com
800-539-FUND
(800-539-3863)

The Victory Portfolios

                              Table of Contents

Risk/Return Summary                                                   1
An analysis which includes the investment objective,
principal strategies, principal risks, performance,
and expenses of each Fund.
      Value Fund
        Class A, C and R Shares                                       2
      Diversified Stock Fund
        Class A, C and R Shares                                       4
      Stock Index Fund
        Class A and R Shares                                          6
      Established Value Fund
        Class A and R Shares                                          8
      Special Value Fund
        Class A, C and R Shares                                      10
      Small Company Opportunity Fund
        Class A and R Shares                                         12
      Focused Growth Fund
        Class A, C and R Shares                                      14

Investments                                                          16

Risk Factors                                                         18

Share Price                                                          21

Dividends, Distributions, and Taxes                                  22

Investing with Victory
      o Choosing a Share Class                                       25
      o How to Buy Shares                                            30
      o How to Exchange Shares                                       32
      o How to Sell Shares                                           33

Organization and Management of the Funds                             35

Additional Information                                               38

Financial Highlights
      Value Fund                                                     39
      Diversified Stock Fund                                         41
      Stock Index Fund                                               43
      Established Value Fund                                         45
      Special Value Fund                                             47
      Small Company Opportunity Fund                                 49
      Focused Growth Fund                                            51


Key to Fund Information


Objective and Strategies

The goals and the strategies that a Fund plans to use to pursue its investment objective.


Risk Factors

The risks you may assume as an investor in a Fund.


Performance

A summary of the historical performance of a Fund in comparison to one or more unmanaged indices.


Expenses

The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.


Shares of the Funds are:

     o    Not insured by the FDIC;

     o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

     o Subject to possible investment risks, including possible loss of the amount invested.

Risk/Return Summary


Introduction

This Prospectus explains what you should know about the Victory Funds described in this Prospectus (the Funds), before you invest. Please read it carefully.


Investment Objectives

Each Fund pursues its investment objective by investing primarily in equity securities. Each Fund generally seeks to provide long-term growth of capital. In addition, the Value Fund and Special Value Fund each seeks to provide dividend income. The Stock Index Fund also attempts to match the investment performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). Each Fund has unique investment strategies and its own risk/reward profile. Please review the information in the Risk/Return Summary for each Fund and the "Investments" section later in the Prospectus.


Risk Factors

Each Fund invests primarily in equity securities. The value of equity securities may fluctuate in response to the activities of an individual company, or in response to general market or economic conditions. There are other potential risks discussed later in the Prospectus. You may lose money by investing in a Fund. The likelihood of loss is greater if you invest for a shorter period of time.


Who May Want to Invest in the Funds

     o Investors willing to accept the risk of price and dividend fluctuations

     o Investors willing to accept higher risk in return for higher potential returns

     o Long-term investors with a particular goal, like saving for retirement or a child's education


Share Classes

Each Fund offers Class A Shares and Class R Shares. Class C Shares are also offered by the Value, Diversified Stock, Special Value and Focused Growth Funds. See "Choosing a Share Class."


The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.


Victory Capital Management Inc., which we will refer to as the "Adviser" throughout this Prospectus, manages the Funds.

Please read this Prospectus before investing in the Funds and keep it for future reference.

Value Fund

CLASS A SHARES
Cusip#: 926464868
Ticker: SVLSX

CLASS C SHARES
Cusip#: 926464132
Ticker: V VFCX

CLASS R SHARES
Cusip#: 926464249
Ticker: V VFGX


Investment Objective

The Fund seeks to provide long-term growth of capital and dividend income.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in a diversified group of equity securities with an emphasis on companies with above average total return potential. The securities in the Fund usually are listed on a national exchange.

     The Adviser seeks equity securities primarily of under-valued companies that are inexpensive relative to their respective industry groups in light of the following measurements: below-average price-to-earnings ratios, below average price-to-book ratios, lower than average price-to-cash-flow ratios and above average dividend yields. The Adviser also may consider factors such as a company's projected future cash flows, earnings growth, return on equity, stock price volatility relative to the market, management, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o    Value stocks fall out of favor relative to growth stocks.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995    33.73%%
1996     22.40%
1997     27.51%
1998     26.33%
1999     11.07%
2000      4.31%
2001     -8.64%
2002    -22.54%
2003     27.13%
2004     12.44%


Highest/lowest quarterly results during this time period were:

Highest    18.21% (quarter ended December 31, 1998)

Lowest    -19.76% (quarter ended September 30, 2002)


     The table below shows how the average annual total returns for Class A, Class C and Class R Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns                             10 Years
(For the Periods ended                                   (or Life
December 31, 2004)                 1 Year     5 Years    of Fund)

CLASS A

Before Taxes                        5.98%      -0.11%    11.29%(1)

After Taxes on Distributions        5.79%      -1.29%     9.00%(1)

After Taxes on Distributions
and Sale of Fund Shares             4.12%      -0.47%     8.86%(1)

Russell 1000(R) Value Index(2)     16.49%       5.27%    13.83%(1)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS C

Before Taxes                       10.83%        N/A     24.53%(3)

Russell 1000(R) Value Index(2)     16.49%        N/A     29.00%(3)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS R

Before Taxes                       12.07%       0.79%     1.33%(4)

Russell 1000(R) Value Index(2)     16.49%       5.27%     5.57%(4)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1)  Ten year performance.

(2) The Russell 1000(R) Value Index is an unmanaged index which measures the performance of those Russell 1000 companies with generally lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe. It is not possible to invest directly in an index.

(3)  Performance is from March 1, 2003, inception date of Class C Shares.

(4)  Performance is from December 15, 1999, inception date of Class R Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from
your investment)(1)              Class A     Class C     Class R

Maximum Sales Charge
Imposed on Purchases               5.75%        NONE        NONE
(as a percentage
of offering price)

Maximum Deferred Sales Charge       NONE(2)    1.00%(3)     NONE
(as a percentage
of the lower of
purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends             NONE        NONE        NONE

Redemption or Exchange Fees         NONE        NONE        NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                    0.75%       0.75%       0.75%

Distribution (12b-1) Fees          0.00%       1.00%       0.50%

Other Expenses(4)                  0.55%       3.25%       0.56%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses      1.30%       5.00%       1.81%(5)

Fee Waiver/
Expense Reimbursement             (0.00)%     (3.00)%     (0.00)%

Net Expenses(6)                    1.30%       2.00%(7)    1.81%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) The deferred sales charge is imposed on shares redeemed in the first 12 months.

(4)  Restated to reflect current fees.

(5) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class R Shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.60%. This voluntary waiver/reimbursement may be terminated at any time.

(6) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS Fund Services, Inc., the Fund's administrator (BISYS), or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(7) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 2.00% until at least February 28, 2014.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $700      $963       $1,247      $2,053

Class C*        $303      $627       $1,078      $2,715

Class C**       $203      $627       $1,078      $2,715

Class R         $184      $569       $  980      $2,127

 *If you sell your shares at the end of the period.

**If you do not sell your shares at the end of the period.

Diversified Stock Fund

CLASS A SHARES
Cusip#: 926464603
Ticker: SRVEX

CLASS C SHARES
Cusip#: 926464157
Ticker: VDSCX

CLASS R SHARES
Cusip#: 926464421
Ticker: GRINX


Investment Objective

The Fund seeks to provide long-term growth of capital.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     The Adviser seeks to invest in both growth and value securities.

     o Growth stocks are stocks of companies that the Adviser believes will experience earnings growth; and

     o Value stocks are stocks that the Adviser believes are intrinsically worth more than their market value.

     In making investment decisions, the Adviser may consider cash flow, book value, dividend yield, growth potential, quality of management, adequacy of revenues, earnings, capitalization, relation to historical earnings, the value of the issuer's underlying assets, and expected future relative earnings growth. The Adviser will pursue investments that provide above average dividend yield or potential for appreciation.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities and securities convertible or exchangeable into common stock. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

     o    Value stocks fall out of favor relative to growth stocks.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     35.37%
1996     24.72%
1997     28.28%
1998     23.15%
1999     20.96%
2000      1.35%
2001      0.93%
2002    -22.78%
2003     35.60%
2004     10.23%


Highest/lowest quarterly results during this time period were:

Highest    19.95% (quarter ended June 30, 2003)

Lowest    -18.99% (quarter ended September 30, 2002)


     The table below shows how the average annual total returns for Class A, Class C and Class R Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns                            10 Years
(For the Periods ended                                  (or Life
December 31, 2004)                1 Year     5 Years    of Fund)

CLASS A

Before Taxes                       3.87%       2.16%    13.64%(1)

After Taxes on Distributions       3.73%       0.77%    10.40%(1)

After Taxes on Distributions
and Sale of Fund Shares            2.70%       1.00%    10.11%(1)

S&P 500 Index(2)                  10.88%      -2.30%    12.07%(1)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS C

Before Taxes                       8.55%        N/A      4.66%(3)

S&P 500 Index(2)                  10.88%        N/A      4.24%(3)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS R

Before Taxes                       9.86%       2.95%     5.16%(4)

S&P 500 Index(2)                  10.88%      -2.30%     0.51%(4)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1)  Ten year performance.

(2) The S&P 500 Index is a broad-based unmanaged index that measures the performance of large capitalization domestically traded common stocks. It is not possible to invest directly in an index.

(3)  Performance is from March 1, 2002, inception date of Class C Shares.

(4)  Performance is from March 26, 1999, inception date of Class R Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from
your investment)(1)               Class A     Class C     Class R

Maximum Sales Charge
Imposed on Purchases                5.75%        NONE        NONE
(as a percentage
of offering price)

Maximum Deferred Sales Charge        NONE(2)    1.00%(3)     NONE
(as a percentage
of the lower of
purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends              NONE        NONE        NONE

Redemption or Exchange Fees          NONE        NONE        NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                     0.62%       0.62%       0.62%

Distribution (12b-1) Fees           0.00%       1.00%       0.50%

Other Expenses(4)                   0.51%       0.28%       0.43%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses(5)    1.13%       1.90%(6)    1.55%


(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) The deferred sales charge is imposed on shares redeemed in the first 12 months.


(4)  Restated to reflect current fees.

(5) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(6) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.90% until at least February 28, 2006 and 2.00% thereafter until at least February 28, 2014.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except that it assumes expense levels provided by contractual expense caps set forth in the notes to the Fund Expenses table appearing above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $684      $913       $1,161      $1,871

Class C*        $293      $597       $1,026      $2,222

Class C**       $193      $597       $1,026      $2,222

Class R         $158      $490       $  845      $1,845

 *If you sell your shares at the end of the period.

**If you do not sell your shares at the end of the period.

Stock Index Fund

CLASS A SHARES
Cusip#: 926464850
Ticker: SSTIX

CLASS R SHARES
Cusip#: 926464355
Ticker: VINGX


Investment Objective

The Fund seeks to provide long-term capital appreciation by attempting to match the investment performance of the S&P 500 Index.


Principal Investment Strategies

The Fund pursues its investment objective by attempting to duplicate the performance of the S&P 500 Index. The Fund primarily invests in the equity securities that are in the S&P 500 Index, including American Depositary Receipts (ADRs), and secondarily in related futures and options contracts.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in securities, or equivalents, that are included in the S&P 500 Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

     The Fund normally will invest substantially all of its assets in all stocks that comprise the Index in roughly the same proportions as their weightings in the Index. For example, if 5% of the Index is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. To minimize small positions and transactions expenses, the Fund need not invest in every stock included in the S&P 500 Index and invests in Index futures contracts as a substitute for purchasing securities that comprise the Index. The Fund may purchase stocks that are not included in the S&P 500 Index if the Adviser believes that these investments will reduce "tracking error." Tracking error refers to the difference between the Fund's investment results, before expenses, and that of the S&P 500 Index.

     The Fund is not managed in the traditional sense of using economic, financial, and market analysis. Therefore, the Fund will not sell a stock that is underperforming as long as it remains in the S&P 500 Index. Brokerage costs, fees, operating expenses, and tracking errors will normally result in the Fund's total return being lower than that of the S&P 500 Index.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o Derivative instruments, including futures or options contracts used for asset substitution, do not perfectly replicate direct investment in the Index.

     The principal risks summarized above are more fully described in "Risk Factors."

     In addition, the Fund may purchase, retain, and sell securities when such transactions would not be consistent with traditional investment criteria. The Fund generally will remain fully invested in common stocks even when stock prices generally are falling. Accordingly, an investor is exposed to a greater risk of loss from fluctuations in the value of such securities than would be the case if the Fund was not fully invested, regardless of market conditions.

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather sudden and sometimes substantial changes in the value of their investment.

See page 20 for additional information about the Fund.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     36.47%
1996     22.18%
1997     32.40%
1998     27.70%
1999     20.23%
2000     -9.62%
2001    -12.74%
2002    -22.70%
2003     27.92%
2004     10.29%


Highest/lowest quarterly results during this time period were:

Highest    21.11% (quarter ended December 31, 1998)

Lowest    -17.41% (quarter ended September 30, 2002)


     The table below shows how the average annual total returns for Class A and Class R Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns                            10 Years
(For the Periods ended                                  (or Life
December 31, 2004)               1 Year     5 Years     of Fund)

CLASS A

Before Taxes                      3.92%      -4.11%     10.64%(1)

After Taxes on Distributions      3.71%      -4.79%      9.28%(1)

After Taxes on Distributions
and Sale of Fund Shares           2.81%      -3.69%      8.80%(1)

S&P 500 Index(2)                 10.88%      -2.30%     12.07%(1)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS R

Before Taxes                      9.97%      -3.19%     -1.89%(3)

S&P 500 Index(2)                 10.88%      -2.30%     -1.00%(3)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1)  Ten year performance.

(2) The S&P 500 Index is a broad-based unmanaged index that measures the performance of large capitalization domestically traded common stocks. It is not possible to invest directly in an index.

(3)  Performance is from July 2, 1999, inception date of Class R Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)   Class A    Class R

Maximum Sales Charge
Imposed on Purchases                        5.75%       NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge                NONE(2)    NONE
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE       NONE

Redemption or Exchange Fees                  NONE       NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                             0.25%      0.25%

Distribution (12b-1) Fees                   0.00%      0.00%

Other Expenses(3)                           0.56%      0.89%
(includes a shareholder
servicing fee of 0.25%
applicable to Class R Shares
and a shareholder
servicing fee of 0.15%
applicable to Class A Shares)

Total Fund Operating Expenses(4)            0.81%      1.14%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3)  Restated to reflect current fees.

(4) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A and Class R Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 0.70% and 0.90%, respectively. These voluntary waivers/reimbursements may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $653      $819        $999       $1,519

Class R         $116      $362        $628       $1,386

Established Value Fund

CLASS A SHARES
Cusip#: 926464231
Ticker: VETAX

CLASS R SHARES
Cusip#: 926464371
Ticker: GETGX


Investment Objective

The investment objective of the Fund is long-term capital growth by investing primarily in common stocks.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalizations, at the time of purchase, within the range of companies comprising the Russell MidCap(R) Index. As of December 31, 2004, the Russell MidCap(R) Index included companies with approximate capitalizations between $631 million and $33.8 billion. The size of companies in the index changes with market conditions and the composition of the index.

     In making investment decisions, the Adviser looks primarily for companies whose stock is trading at prices below what the Adviser believes represent their true value. When selecting investments for the Fund's portfolio, the Adviser looks for the following characteristics, among others: consistent earnings growth; stable earnings growth combined with dividend yield, rising earnings prospects; price-to-book ratios and price-to-earnings ratios that are generally lower than those prevalent in the market; and the rate at which a stock's price is rising. The Adviser primarily relies on a quantitative model that examines the characteristics described above, among others, to select securities.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies comprising the Russell MidCap(R) Index. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

     There is no guarantee that the Fund will achieve its objective.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o    Value stocks fall out of favor relative to growth stocks.

     o Midcap stocks fall out of favor relative to stocks of larger or smaller companies.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class R Shares

1995     26.44%
1996     19.32%
1997     22.65%
1998      6.12%
1999     17.07%
2000      8.28%
2001     -6.54%
2002     -9.95%
2003     33.18%
2004     16.29%


Highest/lowest quarterly results during this time period were:

Highest    15.53% (quarter ended June 30, 2003)

Lowest    -17.31% (quarter ended September 30, 2002)


     The table below shows how the average annual total returns for Class R and Class A Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns                            10 Years
(For the Periods ended                                  (or Life
December 31, 2004)               1 Year     5 Years     of Fund)

CLASS R

Before Taxes                     16.29%       7.13%     12.49%(1)

After Taxes on Distributions     14.52%       5.09%     10.12%(1)

After Taxes on Distributions
and Sale of Fund Shares          12.79%       5.37%      9.94%(1)

Russell MidCap(R) Index(2)       20.22%       7.59%     14.50%(1)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS A

Before Taxes                      9.88%        N/A       7.66%(3)

Russell MidCap(R) Index(2)       20.22%        N/A       7.34%(3)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1)  Ten year performance.

(2) The Russell MidCap(R) Index is a broad-based unmanaged index, measuring the performance of medium capitalization domestically traded common stocks. It is not possible to invest directly in an index.

(3)  Performance is from May 5, 2000, inception date of Class A Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from
your investment)(1)                       Class A    Class R

Maximum Sales Charge
Imposed on Purchases                        5.75%       NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge                NONE(2)    NONE
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE       NONE

Redemption or Exchange Fees                  NONE       NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                             0.55%      0.55%

Distribution (12b-1) Fees                   0.00%      0.50%

Other Expenses(3)                           0.83%      0.35%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses               1.38%(4)   1.40%


(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3)  Restated to reflect current fees.

(4) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which these waivers or reimbursements are in effect do not exceed 1.25%. These voluntary waivers/reimbursements may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $707      $987       $1,287      $2,137

Class R         $143      $443       $  766      $1,680

Special Value Fund

CLASS A SHARES
Cusip#: 926464843
Ticker: SSVSX

CLASS C SHARES
Cusip#: 926464116
Ticker: VSVCX

CLASS R SHARES
Cusip#: 926464264
Ticker: VSVGX


Investment Objective

The Fund seeks to provide long-term growth of capital and dividend income.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities of companies with market capitalizations at the time of purchase within the range of companies comprising the Russell MidCap(R) Index. As of December 31, 2004, the Russell MidCap(R) Index included companies with capitalizations between $631 million and $33.8 billion. The size of companies in the index changes with market conditions and the composition of the index.

     The Adviser looks for companies with above average total return potential whose equity securities are under-valued. The Adviser looks for equity securities that have relatively low price-to-book ratios, low price-to-earnings ratios or lower than average price-to-cash-flow ratios. The Adviser may consider factors such as a company's earnings growth, dividend payout ratio, return on equity, stock price volatility relative to the market, new management and upcoming corporate restructuring, the general business cycle, the company's position within a specific industry and the company's responsiveness to changing conditions.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of companies with market capitalizations within the range of companies comprising the Russell MidCap(R) Index. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o Midcap stocks fall out of favor relative to stocks of larger or smaller companies.

     o    Value stocks fall out of favor relative to growth stocks.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. During the periods shown in the bar chart and table, the Fund invested primarily in companies with market capitalizations within the range of capitalizations of companies in the S&P MidCap Index (in contrast to its current policy of investing primarily in companies with market capitalizations within the range of capitalizations of the Russell MidCap(R) Index). If the Fund had been managed according to its current policy during these periods, the performance information might have differed from that shown below. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     26.80%
1996     19.22%
1997     27.79%
1998     -9.08%
1999     -1.26%
2000     24.72%
2001      5.92%
2002     -9.61%
2003     29.25%
2004     17.59%


Highest/lowest quarterly results during this time period were:

Highest    14.93% (quarter ended December 31, 2001)

Lowest    -20.87% (quarter ended September 30, 1998)


     The table below shows how the average annual total returns for Class A, Class C and Class R Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns
(For the Periods ended                                    Life
December 31, 2004)               1 Year      5 Years      of Fund

CLASS A

Before Taxes                     10.81%       11.33%      11.49%(1)

After Taxes on Distributions      6.85%        9.12%       9.43%(1)

After Taxes on Distributions
and Sale of Fund Shares           9.98%        8.89%       9.13%(1)

S&P 400 MidCap Index(2)          16.48%        9.54%      16.10%(1)

Russell MidCap(R) Index(3)       20.22%        7.59%      14.50%(1)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS C

Before Taxes                     15.83%         N/A       27.69%(4)

S&P 400 MidCap Index(2)          16.48%         N/A       32.15%(4)

Russell MidCap(R) Index(3)       20.22%         N/A       35.34%(4)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS R

Before Taxes                     17.24%       12.31%      13.24%(5)

S&P 400 MidCap Index(2)          16.48%        9.54%      10.39%(5)

Russell MidCap(R) Index(3)       20.22%        7.59%       8.50%(5)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1)  Ten year performance.

(2) The S&P 400 MidCap Index is a broad-based unmanaged index that measures the performance of medium capitalization domestically traded common stocks. It is not possible to invest directly in an index.

(3) The Russell MidCap(R) Index is a broad-based unmanaged index, measuring the performance of medium capitalization domestically traded common stocks. It is not possible to invest directly in an index.

(4)  Performance is from March 1, 2003, inception date of Class C Shares.

(5)  Performance is from December 21, 1999, inception date of Class R Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from
your investment)(1)             Class A     Class C     Class R

Maximum Sales Charge
Imposed on Purchases              5.75%        NONE        NONE
(as a percentage
of offering price)

Maximum Deferred Sales Charge      NONE(2)    1.00%(3)     NONE
(as a percentage
of the lower of
purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends            NONE        NONE        NONE

Redemption or Exchange Fees        NONE        NONE        NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                   0.75%       0.75%       0.75%

Distribution (12b-1) Fees         0.00%       1.00%       0.50%

Other Expenses(4)                 0.60%       2.67%       0.94%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses     1.35%       4.42%(5)    2.19%(5)

Fee Waiver/
Expense Reimbursement            (0.00)%     (2.22)%     (0.19)%

Net Expenses(6)                   1.35%       2.20%(7)    2.00%(7)

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) The deferred sales charge is imposed on shares redeemed in the first 12 months.

(4)  Restated to reflect current fees.

(5) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class C and Class R Shares of the Fund for any period during which these waivers or reimbursements are in effect do not exceed 2.10% and 1.60%, respectively. These voluntary waivers/reimbursements may be terminated at any time.

(6) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(7) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C and Class R Shares of the Fund do not exceed 2.20% and 2.00%, respectively, until at least February 28, 2014 and February 28, 2012, respectively.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $705      $978       $1,272      $2,105

Class C*        $323      $688       $1,180      $2,816

Class C**       $223      $688       $1,180      $2,816

Class R         $203      $627       $1,078      $2,398

 *If you sell your shares at the end of the period.

**If you do not sell your shares at the end of the period.

Small Company Opportunity Fund

CLASS A SHARES
Cusip#: 926464835
Ticker: SSGSX

CLASS R SHARES
Cusip#: 926464389
Ticker: GOGFX


Investment Objective

The Fund seeks to provide capital appreciation.


Principal Investment Strategies

The Fund invests primarily in common stocks of smaller companies that the Adviser believes to be undervalued relative to their underlying earnings potential.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of small companies. "Small companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 2000 Index. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes. As of December 31, 2004, the largest company in the Index had an approximate market capitalization of $3.61 billion and the smallest company currently had an approximate market capitalization of $5.9 million.

     In making investment decisions, the Adviser may consider, among other things, the following characteristics: price-to-earnings, earnings growth, cash flow, book value, market capitalization, debt levels, dividend yield, revenues, capital expenditures and trading liquidity. The Adviser relies on a quantitative model to assist in the evaluation of companies relative to the universe.

The equity securities in which the Fund invests include:

     o    Common stock

     o    Convertible preferred stock

     o    Debt convertible or exchangeable into equity securities

     There is no guarantee that the Fund will achieve its objective.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o Smaller, less seasoned companies lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund is not a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class R Shares

1995     26.76%
1996     19.47%
1997     31.18%
1998     -6.93%
1999     -1.08%
2000     22.69%
2001     -7.25%
2002     -5.55%
2003     30.31%
2004     24.60%


Highest/lowest quarterly results during this time period were:

Highest    17.21% (quarter ended June 30, 2003)

Lowest    -19.96% (quarter ended September 30, 1998)


     The table below shows how the average annual total returns for Class R and Class A Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns                            10 Years
(For the Periods ended                                  (or Life
December 31, 2004)               1 Year     5 Years     of Fund)

CLASS R

Before Taxes                     24.60%      11.78%     12.30%(1)

After Taxes on Distributions     21.74%      10.43%     10.67%(1)

After Taxes on Distributions
and Sale of Fund Shares          19.08%       9.85%     10.20%(1)

Russell 2000 Index(2)            18.33%       6.61%     11.54%(1)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS A

Before Taxes                     17.63%      10.78%     11.70%(3)

Russell 2000 Index(2)            18.33%       6.61%     10.56%(3)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1)  Ten year performance.

(2) The Russell 2000 Index is a broad-based unmanaged index that measures the performance of small capitalization domestically traded common stocks. It is not possible to invest directly in an index.

(3)  Performance is from March 26, 1999, inception date of Class A Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)   Class A    Class R

Maximum Sales Charge
Imposed on Purchases                        5.75%       NONE
(as a percentage of offering price)

Maximum Deferred Sales Charge                NONE(2)    NONE
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                      NONE       NONE

Redemption or Exchange Fees                  NONE       NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                             0.62%      0.62%

Distribution (12b-1) Fees                   0.00%      0.50%

Other Expenses(3)                           0.63%      0.38%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses               1.25%      1.50%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3)  Restated to reflect current fees.



EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $695      $949       $1,222      $1,999

Class R         $153      $474       $  818      $1,791

Focused Growth Fund

CLASS A SHARES
Cusip#: 92646A500
Ticker: VFGAX

CLASS C SHARES
Cusip#: 92646A708
Ticker: VFGCX

CLASS R SHARES
Cusip#: 92646A609
Ticker: VFGRX


Investment Objective

The Fund seeks to provide long-term capital appreciation.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers usually are listed on a nationally recognized exchange. The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary Receipts, and equity securities of foreign securities traded on foreign exchanges.

     Under normal market conditions, the Fund will invest primarily in large capitalization stocks that are so classified at the time of purchase. Large capitalization stocks are those issued by companies with capitalizations of $7 billion and above. The Fund may also invest in mid-capitalization stocks.

     In making investment decisions for the Fund, the Adviser will invest the Fund's assets in stocks of approximately 20-35 companies that have exhibited faster-than-average earnings growth over the past few years and are expected to continue to show high levels of profit growth. The Adviser analyzes the price, earnings, price histories, balance sheet characteristics, perceived management skills and perceived prospects for earnings growth when deciding which stocks to buy and sell for the Fund.

     There is no guarantee that the Fund will achieve its objective.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o Growth stocks fall out of favor because the companies' earnings growth does not meet expectations.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     Mid-sized companies may lose market share or profits to a greater extent than larger, established companies as a result of deteriorating economic conditions. In addition, the securities of foreign companies acquired by the Fund tend to experience more volatility than their domestic counterparts in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

     The Fund is non-diversified. As such, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. This could make the Fund more susceptible to economic or credit risks.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and do not require significant current income from their investments.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

2004      11.80%


Highest/lowest quarterly results during this time period were:

Highest    13.27% (quarter ended December 31, 2004)

Lowest     -4.91% (quarter ended September 30, 2004)


     The table below shows how the average annual total returns for Class A, Class C and Class R Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns
(For the Periods ended                                  Life
December 31, 2004)                  1 Year    5 Years   of Fund(1)

CLASS A

Before Taxes                         5.37%       N/A     5.37%

After Taxes on Distributions(2)      5.37%       N/A     5.37%

After Taxes on Distributions(2)
and Sale of Fund Shares              5.37%       N/A     5.37%

Russell 1000 Growth Index(R)(3)      6.30%       N/A     6.30%
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS C

Before Taxes                         9.90%       N/A     9.90%

Russell 1000 Growth Index(R)(3)      6.30%       N/A     6.30%
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS R

Before Taxes                        11.60%       N/A    11.60%

Russell 1000 Growth Index(R)(3)      6.30%       N/A     6.30%
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1) Performance is from December 31, 2003, inception date of Class A, Class C and Class R Shares.

(2)  There were no distributions for the Fund during the period.

(3) The Russell 1000 Growth Index(R) is a broad-based unmanaged index that measures the performance of large capitalization domestically traded common stocks. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from
your investment)(1)               Class A     Class C     Class R

Maximum Sales Charge
Imposed on Purchases                5.75%        NONE        NONE
(as a percentage
of offering price)

Maximum Deferred Sales Charge        NONE(2)    1.00%(3)     NONE
(as a percentage
of the lower of
purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends              NONE        NONE        NONE

Redemption or Exchange Fees          NONE        NONE        NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                     0.75%       0.75%       0.75%

Distribution (12b-1) Fees           0.00%       1.00%       0.50%

Other Expenses(4)                   9.91%      28.92%      27.28%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses(5)   10.66%      30.67%      28.53%

Fee Waiver/
Expense Reimbursement              (9.01)%    (28.32)%    (26.63)%

Net Expenses(6)                     1.65%       2.35%       1.90%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) The deferred sales charge is imposed on shares redeemed in the first 12 months.

(4)  Restated to reflect current fees.

(5) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A, Class C and Class R Shares of the Fund for any period during which these waivers or reimbursements are in effect do not exceed 1.40%, 2.10% and 1.65%, respectively. These voluntary waivers/reimbursements may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(6) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class A, Class C and Class R Shares of the Fund do not exceed 1.65%, 2.35% and 1.90%, respectively, until at least February 28, 2006. The contractual fee waiver will be reviewed annually for competitiveness.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.(1) Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $733     $2,694      $4,439      $ 8,008

Class C(2)      $338     $5,022      $7,665      $10,188

Class C(3)      $238     $5,022      $7,665      $10,188

Class R         $193     $4,773      $7,451      $10,237



(1) The Example for one year reflects the contractual expense limitations described above. The Examples for the remaining periods reflect the Fund's gross expenses.

(2) If you sell your shares at the end of the period.

(3) If you do not sell your shares at the end of the period.

Investments

The following describes some of the types of securities the Funds may purchase under normal circumstances to achieve their investment objectives. A Fund will not necessarily buy all of the securities listed below.

     For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

     For a more complete description of which Funds can invest in certain types of securities, see the Statement of Additional Information (SAI).


U.S. Equity Securities.

Can include common stock and securities that are convertible or exchangeable into common stock of U.S. corporations.


Equity Securities of Companies Traded on Foreign Exchanges.

Can include common stock and securities convertible into stock of non-U.S. corporations.


Equity Securities of Foreign Companies Traded on U.S. Exchanges.

Can include common stock, and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).


+Forward Currency Contracts.

A Fund may enter into forward foreign currency contracts to attempt to eliminate currency exposure between the time of a securities transaction and settlement of that transaction. A forward foreign currency contract is an agreement to buy or sell a country's currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date.


+Futures Contracts and Options on Futures Contracts.

Contracts involving the right or obligation to deliver or receive assets or money depending on the performance of one or more assets or an economic index. To reduce the effects of leverage, liquid assets equal to the contract commitment are set aside to cover the commitment. A Fund may invest in futures in an effort to hedge against market risk, or as a temporary substitute for buying or selling securities, foreign currencies or for temporary cash management purposes. The Stock Index Fund may invest in futures and options on futures contracts as a substitute for stocks in its index. There is no assurance that any Fund will engage in any hedging transactions.


Investment Companies.

A Fund may invest in securities of other investment companies, including unit investment trusts and exchange traded funds, if those companies invest in securities consistent with the Fund's investment objective and policies.


+ Derivative Instruments: Indicates an instrument whose value is linked to or derived from another security, instrument, or index.

About the Standard & Poor's 500 Composite Stock Price Index

The S&P 500 Index is made up of 500 stocks chosen based on capitalization, liquidity, and industry representation. The portion of the Index made up of each stock in the Index is based on the relative capitalization of each company, so that the largest capitalization companies make up the largest portions of the Index. As of December 31, 2004, the capitalization of the largest company in the Index was $385.8 billion and the capitalization of the smallest company in the Index was $646 million.

     "Standard & Poor's,(R)" "S&P,(R)" "S&P 500,(R)" "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Stock Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.


Portfolio Holdings Disclosure

Each Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (April 30th) and its fiscal year (October 30th) in its reports to shareholders. The Funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Funds' website, www.VictoryConnect.com, and on the SEC's website, www.sec.gov.

     Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (January 31 and July 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC's website, www.sec.gov.

     Each Fund also discloses its complete portfolio holdings each calendar quarter on the Funds' website, www.VictoryConnect.com, on approximately the 15th day of the following calendar month.

     The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Funds' portfolio holdings.

Risk Factors

The following describes the principal risks that you may assume as an investor in the Funds.

     This table summarizes the principal risks, described in the following pages, to which the Funds are subject.



                                                                                                        Small
                                                      Diversified    Stock   Established   Special     Company    Focused
                                             Value       Stock       Index      Value       Value    Opportunity  Growth
                                             Fund        Fund        Fund       Fund        Fund        Fund       Fund

Market risk and manager risk                   X           X           X          X           X           X          X

Equity risk                                    X           X           X          X           X           X          X

Currency risk and/or
foreign investments risk                                                                                             X

Correlation risk                                                       X

Small capitalization company risk                                                                         X

Non-diversification risk                                                                                             X



General risks:

     o Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

     o Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risk associated with investing in equity securities:

     o Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.


Risks associated with non-diversification:

     o A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.


By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

Risks associated with investing in foreign securities:

     o Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Political and economic risks, along with other factors, could adversely affect the value of the International Fund's securities.

     o Foreign investments risk. Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. In addition, foreign securities markets may be more volatile and subject to less governmental supervision than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks. These factors can make foreign investments, especially those in developing countries, more volatile than U.S. investments.

     Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and investments in U.S. companies that have significant foreign operations.


Risk associated with futures and options contracts:

     o Correlation risk. Futures and options contracts can be used in an effort to hedge against certain risks. Generally, an effective hedge generates an offset to gains or losses of other investments made by a Fund. Correlation risk is the risk that a hedge created using futures or options contracts (or any derivative, for that matter) does not, in fact, respond to economic or market conditions in the manner the portfolio manager expected. In such a case, the futures or options contract hedge may not generate gains sufficient to offset losses and may actually generate losses. There is no assurance that any Fund will engage in any hedging transactions. Futures contracts and options can also be used as a substitute for the securities to which they relate. For example, if a Fund seeks to participate in the performance of the S&P 500 Index prior to purchasing the component securities or is unable to acquire a sufficient amount of a particular security that is represented in the index, the Fund may enter into a futures contract or a related option in order to minimize the Fund's tracking error. Correlation risk is the risk that the market value of the futures contracts or options does not correspond to the market value of the underlying securities. In this case, the Fund's investment in the futures contracts or options may actually increase tracking error rather than reduce it.


It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Risks associated with investment in small capitalization stocks:

     o Small capitalization risk is the risk that a company will be adversely affected or fail as a result of its small size. Smaller companies are more likely than larger companies to have limited product lines, markets, or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies often trade less frequently and in limited volume, and their prices may fluctuate more than stocks of larger companies. Stocks of small companies may, therefore, be more vulnerable to adverse developments than those of larger companies.


Particular risks of the Stock Index Fund:

     o Tracking error. The Stock Index Fund may not track its index perfectly because differences between the index and the Fund's portfolio can cause differences in performance. The Adviser purchases securities and other instruments, including futures contracts and options, in an attempt to replicate the performance of the index. However, the tools that the Adviser uses to replicate the index are not perfect and the Stock Index Fund's performance is affected by factors such as the size of its portfolio, transaction costs, the extent and timing of cash flows in and out of the Stock Index Fund and changes in the index. In particular, the market value of futures contracts and options used as a substitute for their underlying securities may not correspond to the market value of the underlying securities. In this case, the Stock Index Fund's investment in these derivative instruments may actually increase tracking error rather than reduce it.


An investment in a Fund is not a complete investment program.

Share Price

Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of regular trading on the New York Stock Exchange (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

     The value of a Fund's securities may change on days when shareholders will not be able to purchase or redeem the Fund's shares if the Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares.

     The Funds price their investments based on market value when market quotations are readily available. When these quotations are not readily available, the Funds will price their investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:

      o trading in the security has been halted;

      o the market quotation for the security is clearly erroneous due to a clerical error;

      o the security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or

      o an event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

     The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. Also, the use of fair value pricing may not reflect a security's actual market value in light of subsequent relevant information, such as the security's opening price on the next trading day. Each Class of each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.

        Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

     You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets. You may also find each Fund's net asset value by calling 800-539-3863 or by visiting the Funds' website at www.VictoryConnect.com.


The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.



Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares ("market timing"). We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy. In identifying market timing activity, we consider, among other things, the frequency of your trades, whether you combine your trades with a group of shareholders, or whether you placed your order through a securities dealer or financial intermediary.

     Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders as a result of increased portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

     The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:

     o Employ "fair value" pricing, as described in this prospectus under "Share Price," to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and

     o Monitor for suspected market timing activity based on "round trip" transaction history, that is, the exchange of one Victory Fund's shares for those of another Victory Fund and subsequent exchange back to the original Victory Fund or the redemption of a Victory Fund and subsequent purchase of the same Fund. Any account with a history of round trips is suspected of market timing.

     With respect to suspected market timing by investors who acquire Fund shares directly through the Transfer Agent or for whom sufficient identifying information is disclosed to the Funds, the Funds will suspend the trading privileges (other than redemption of Fund shares) of:

     o    Any account with a single round trip within a 30-day period; or

     o    Any account with two round trips within 90 days.

     With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third party administrators and insurance companies), the Funds will request that the intermediary review underlying account activity for round trip exchanges. To the extent that the intermediary has identified suspected market timing activity, the Funds will instruct the intermediary to suspend the customer account in accordance with the criteria described above for direct or disclosed Fund investors.


Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income from dividends and interest earned on investments after expenses. A Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

     Ordinarily, each Fund described in this Prospectus declares and pays dividends quarterly. Each class of shares declares and pays dividends separately.

     Please check with your Investment Professional to find out if the following options are available to you.


Distributions can be received in one of the following ways.


      REINVESTMENT OPTION

      You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


      CASH OPTION

      A check will be mailed to you no later than seven days after the dividend payment date.


Buying a Dividend.

You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

      INCOME EARNED OPTION

      You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.


      DIRECTED DIVIDENDS OPTION

      In most cases, you can automatically reinvest distributions in shares of another fund of the Victory Funds. If you reinvest your distributions in a different fund, you may pay a sales charge on the reinvested distributions.


      DIRECTED BANK ACCOUNT OPTION

      In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.


Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.


Important Information about Taxes

No Fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

     o Qualified dividends received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by such Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable as long-term capital gains.

     o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

     o An exchange of a Fund's shares for shares of another Fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

     o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

     o Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

     o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

     o A Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a Fund is notified by the Internal Revenue Service that backup withholding is required.

     o You should review the more detailed discussion of federal income tax considerations in the SAI.


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, Victory Portfolios ("Victory") can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A, Class C or Class R Shares of a Fund. Class R Shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account, how to access information on your account, and how to buy, exchange and sell shares of a Fund.

     We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.


All you need to do to get started is to fill out an application.


Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

     As a result, the Funds must obtain the following information for each person who opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Choosing a Share Class

Each Fund offers Class A and R Shares. Class C Shares are also offered by the Value, Diversified Stock, Special Value and Focused Growth Funds. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.


CLASS A

o Front-end sales charge, as described on the next page. There are several ways to reduce or eliminate this charge.

o    Lower annual expenses than Class R Shares.


CLASS C

o No front-end sales charge. All your money goes to work for you right away.

o    Higher expenses than Class A or Class R Shares.

o A deferred sales charge if you sell your shares within twelve months of their purchase.


CLASS R

o No front-end sales charge. All your money goes to work for you right away.

o    Class R Shares are only available to certain investors.

o    Higher expenses than Class A Shares.


Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed below:

                                     Sales Charge            Sales Charge
                                       as a % of               as a % of
Your Investment in the Fund         Offering Price          Your Investment

Up to $49,999                            5.75%                   6.10%

$50,000 up to $99,999                    4.50%                   4.71%

$100,000 up to $249,999                  3.50%                   3.63%

$250,000 up to $499,999                  2.50%                   2.56%

$500,000 up to $999,999                  2.00%                   2.04%

$1,000,000 and above*                    0.00%                   0.00%

*There is no initial sales charge on purchases of $1 million or more.
 However, a contingent deferred sales charge (CDSC) of up to 1.00% may be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Sales Charge Reductions and Waivers for Class A Shares

You may reduce or eliminate the sales charge in the following cases:

     1. A Letter of Intent allows you to buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     2. Rights of Accumulation allow you to add the value of any Class A Shares you already own (excluding Funds sold without a sales charge) to the amount of your next Class A investment to determine if your added investment will qualify for a reduced sales charge. The value of the Class A Shares you already own will be calculated by using the greater of the current value or the original investment amount.

     3. The Combination Privilege allows you to combine the value of Class A Shares you own in accounts of multiple Victory Funds (excluding Funds sold without a sales charge) and in accounts of household members of your immediate family (spouse and children under 21) to achieve a reduced sales charge on your added investment.

     4. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A Shares of a Fund, to reinvest all or part of the redemption proceeds in the Class A Shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds.

     In order to obtain a sales charge reduction or waiver, you must provide your financial intermediary or the Transfer Agent, at the time of purchase, current information regarding shares of the Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Funds held in:
(i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

     This section includes all the information you need to determine whether you are eligible for any Class A sales charge reduction. This prospectus is posted on the Funds' website at www.VictoryConnect.com.

     5. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

          a.   Purchases by:

               i.   current and retired Fund Trustees or officers;

               ii. directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* and

*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Family of Funds.


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

               iii. brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

          b. Purchases for trust or other advisory accounts established with KeyBank or its affiliates.
          c. Reinvestment of proceeds from a liquidation distribution of Class A Shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

          d.   Purchases for fee-based investment products or accounts.

          e. Purchases by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans with plan assets greater than $5,000,000, and IRA rollovers from such plans, if a Victory Class A Share was offered. If the Distributor pays a concession to the dealer of record, a CDSC of 1.00% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

          f.   Purchases by participants in the Victory Investment Program.

          g. Shareholders who qualified under Fund rules previously in effect, except for NAV transfer rules.


Calculation of Sales Charges -- Class C

You will pay a 1% contingent deferred sales charge (CDSC) on any Class C Shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details. There is no CDSC when you exchange your shares for Class C Shares of another Victory Fund.

     An investor may, within 90 days of a redemption of Class C Shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds. Class C Share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

     To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

     Purchases of $1,000,000 and above will automatically be made in Class A Shares of the Fund.

Eligibility Requirements to Purchase Class R Shares

Class R Shares may only be purchased by:

o Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

o    IRA rollovers from such plans if a Victory Class R Shares was offered;
     or

o Shareholders who owned Class R Shares (formerly Class G Shares) on December 31, 2002.


Convertibility of Class R Shares to Class A

Class R shareholders may convert their Class R Shares to an equal dollar amount of Class A Shares of the same Fund at any time. No front-end sales charges will be imposed on the Class A Shares acquired through a conversion of Class R Shares. The Adviser believes (based on an opinion from PricewaterhouseCoopers LLP, the Funds' independent registered accounting firm) that the conversion of Class R Shares of a Fund for Class A Shares of the same Fund should not constitute a taxable event for federal income tax purposes.

     Additional purchases of Class A Shares of a Fund, other than dividend reinvestments, may be subject to a front-end sales charge. In addition, you may incur additional fees if you buy, exchange or sell shares through a broker or agent.


Shareholder Servicing Plan for Class A Shares

Each Fund has adopted a Shareholder Servicing Plan for its Class A Shares. The Shareholder Servicing Plan also applies to Class R Shares of the Stock Index Fund. Shareholder servicing agents provide administrative and support services to their customers which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services a Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the appropriate class of shares serviced by the agent. The Class A Shares of the Stock Index Fund pays a fee of 0.15% of average daily net assets. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.


Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class R Shares of each Fund, other than the Stock Index Fund, and for those Funds that offer Class C Shares.

     Under the Class R Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of each Fund's average daily net assets. The fee is paid for general distribution services, for selling Class R Shares of each of these Funds and for providing personal services to shareholders of each of these Funds. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of a Fund's shares.

Personal services to shareholders are generally provided by broker-dealers or other intermediaries, including KeyBank and its affiliates, and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

     Under the Class C Distribution and Service Plan, each Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C Shares. Of this amount, 0.75% of the Fund's Class C Shares average daily net assets will be paid for general distribution services and for selling Class C Shares. Each Fund will pay 0.25% of its Class C Shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of each of these Funds. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of a Fund's Class C Shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries, including KeyBank and its affiliates, and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

     Because Rule 12b-1 fees are paid out of a Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class R and Class C Shares do not convert into any other class of shares.

     Victory has adopted a separate Rule 12b-1 Distribution and Service Plan for Class A Shares of each Fund and Class R Shares of the Stock Index Fund. These share classes do not make any payments under this plan. See the SAI for more details regarding this plan.

     The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other financial intermediaries and service providers, including McDonald Investments Inc. (an affiliate of the Adviser), for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds or other Victory Funds to its customers. More information about these payments is contained in the SAI. You should ask your dealer or financial intermediary for more details about any such payments it receives.

How to Buy Shares


You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $500 ($100 for IRA accounts), with additional investments of at least $25. There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs. The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

     If you buy shares directly from the Funds and your investment is received in good order and accepted by 4:00 p.m. Eastern Time or the close of regular trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.


Make your check payable to: The Victory Funds


Keep these addresses handy for purchases, exchanges, or redemptions.


BY REGULAR U.S. MAIL

Send completed Account Applications with your check or bank draft to:

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593


BY OVERNIGHT MAIL

Use the following address ONLY for overnight packages:

The Victory Funds
c/o BISYS TA Operations
3435 Stelzer Road
Columbus, OH 43219
PHONE: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.


BY TELEPHONE

800-539-FUND (800-539-3863)


ON THE INTERNET

www.VictoryConnect.com

To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Access Accounts, Victory Funds, General Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.


When you invest through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ.

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.


Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.


Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Funds for details regarding an IRA or other retirement plan that works best for your financial situation.


All purchases must be made in U.S. dollars and drawn on U.S. banks. A Fund may reject any purchase order in its sole discretion. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks, and third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Funds. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.


If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

How to Exchange Shares

You may exchange shares of one Victory Fund to buy shares of the same class of any other. You may also exchange your Class A or Class R Shares of any Victory Fund for shares of any Victory money market fund. You may also exchange your shares of any Victory money market fund for Class A or Class R Shares of any Victory Fund. All exchanges are subject to the conditions described below. If your request is received and accepted by 4:00 p.m. Eastern Time, or the close of regular trading on the NYSE, whichever is earlier, your exchange will be processed the same day.


You can exchange shares of a Fund by calling 800-539-FUND, at www.VictoryConnect.com, or by writing Victory. When you exchange shares of a Fund, you should keep the following in mind:

o Shares of the Fund selected for exchange must be available for sale in your state of residence.

o The Fund shares you want to exchange and the Fund shares you want to buy must be subject to the exchange privilege.

o If you acquire Class A Shares of a Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund that has a 5.75% sales charge as a result of an exchange from another Victory Fund that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

o On certain business days, such as Columbus Day and Veterans Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

o You must meet the minimum purchase and any other eligibility requirements for the Fund you purchase by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least ten business days before you can exchange them; after the account is open ten business days, you can exchange shares on any business day.

o Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

o Before exchanging, read the prospectus of the Fund you wish to purchase by exchange, which may be subject to different risks, fees and expenses.

o An exchange of Fund shares constitutes a sale for tax purposes, unless the exchange is made within an IRA or other tax-deferred account.


You can obtain a list of funds available for exchange by calling 800-539-FUND or by visiting www.VictoryConnect.com.

How to Sell Shares

If your request is received in good order by 4:00 p.m. Eastern Time or the close of regular trading on the NYSE (whichever time is earlier), your redemption will be processed the same day. You cannot redeem your shares at www.VictoryConnect.com.


There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.


BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

o    Mail a check to the address of record;

o    Wire funds to a previously designated domestic financial institution;

o    Mail a check to a previously designated alternate address; or

o    Electronically transfer your redemption via the Automated Clearing House
     (ACH) to a previously designated domestic financial institution.

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

o    Your account registration has changed within the last 15 days;

o    The check is not being mailed to the address on your account;

o    The check is not being made payable to the owner of the account;

o The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

o The check or wire is being sent to a different bank account than was previously designated.

You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.


BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.


Additional Information about Redemptions

     o Redemption proceeds from the sale of shares purchased by a check will be held until the purchase check has cleared, which may take up to 10 business days.

     o A Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

     o A Fund may suspend your right to redeem your shares in the following circumstances:

          o    During non-routine closings of the NYSE;

          o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

          o When the SEC orders a suspension to protect the Fund's shareholders.

     o Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of a Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.


About Victory

Each Fund is a member of The Victory Portfolios, a group of 21 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.


The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement with Victory Capital Management Inc. (the Adviser) or its affiliates. The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser, a second-tier subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2004, the Adviser and its affiliates managed assets totaling in excess of $53.5 billion for individual and institutional clients. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

     For the fiscal year ended October 31, 2004, the Adviser was paid advisory fees, after waivers, based on a percentage of the average daily net assets of each Fund as shown in the following table.

Value Fund                         0.75%
Diversified Stock Fund             0.62%
Stock Index Fund                   0.34%
Established Value                  0.55%
Special Value Fund                 0.75%
Small Company Opportunity Fund     0.57%
Focused Growth Fund                0.00%

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc. pays Victory Capital Management Inc. an additional fee at the annual rate of up to 0.04% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


Portfolio Management

Ronald L. Altman is the lead portfolio manager and Walter J. Henry, Barry Rothberg, Lap Y. Lee and Bridget A. Collins are the co-portfolio managers of the Value Fund. Mr. Altman has managed the Fund since March 2004 and each of the other managers has managed the Fund since December 2004. Mr. Altman is a Director of Research and a Senior Managing Director of Victory SBSF Capital Management (Victory SBSF), and has been with a division of the Adviser since 1999. From 1998-1999 he was the President and Chief Executive Officer of Remmington Capital Management. He has been a portfolio manager of the Fund since March 2004. Mr. Henry is the Chief Investment Officer of Victory SBSF, and has been with the Adviser or an affiliate since 1996. Mr. Rothberg is a Managing Director and Portfolio Manager of Victory SBSF. From 2002-2003 he was a co-president of Grant Capital. From 1992-2001, he was an equity research analyst with ING Barings/Furman Selz. Mr. Lee is a Managing Director and Portfolio Manager of Victory SBSF. He was a General Partner with Merit Capital LP from 1992-2004. A Chartered Financial Analyst Charter Holder, Ms. Collins is a Managing Director and Portfolio Manager of Victory SBSF. Prior to 2003, Ms. Collins was the senior vice president -- investments for Bessemer Trust or an affiliate.

Lawrence G. Babin is the lead portfolio manager, Paul D. Danes is the portfolio manager and Carolyn M. Rains is the associate portfolio manager of the Diversified Stock Fund. Mr. Babin has been the portfolio manager of the Diversified Stock Fund since its inception in 1989. A Chartered Financial Analyst Charter Holder, Mr. Babin is a Chief Investment Officer and Managing Director of the Adviser. Mr. Danes has been a portfolio manager of the Fund since July 2000. He is a Senior Portfolio Manager and Managing Director with the Adviser and has been associated with the Adviser or an affiliate since 1987. Ms. Rains is a Portfolio Manager Associate and Director of the Adviser and has been with the Adviser or an affiliate since 1998. She has been portfolio manager or associate portfolio manager of the Fund since June 2000.

Ernest C. Pelaia is the portfolio manager and Trenton Tipton-Fletcher is the co-portfolio manager of the Stock Index Fund. Mr. Pelaia has managed the Stock Index Fund since July 1999. He is a Senior Portfolio Manager and Director, and has been with the Adviser since July 1991 as an Analyst, Trader, Investment Officer and most recently Assistant Vice President of Funds Management. Mr. Tipton-Fletcher has been co-portfolio manager of the Fund since March 2005. He is a Senior Portfolio Manager and Managing Director for the Adviser and has been associated with it since 1988.

Gary H. Miller and Gregory Conners are co-portfolio managers of the Established Value Fund and the Small Company Opportunity Fund. Mr. Miller has been co-portfolio manager of the Funds since 1998. He is a Portfolio Manager and Director of VictoryGradison Capital Management (a division of Victory Capital Management) and has been with VictoryGradison Capital Management since 1993. Mr. Conners has been associate portfolio manager or co-portfolio manager of the Funds since March 1, 2002. He is a Portfolio Manager of VictoryGradison Capital Management and has been with VictoryGradison Capital Management since March 1999. He was an equity analyst with Carillon Advisers, Inc. from December 1994 to March 1999.

Patrick Dunkerley is the lead portfolio manager and Leslie Z. Globits is the portfolio manager of the Special Value Fund. A Chartered Financial Analyst Charter Holder, Mr. Dunkerley has been a portfolio manager of the Fund since April 2001. He is a Senior Portfolio Manager and Managing Director of the Adviser and has been associated with the Adviser since 2001. Prior to that, from September 1996, he was vice president and director of equity research at Securities Corporation of Iowa. Mr. Globits, a Portfolio Manager and Director of the Adviser, was previously a Senior Financial Analyst and Assistant Vice President in KeyCorp's Corporate Treasury Department, and has been with the Adviser or an affiliate since 1987. He has been a portfolio manager of the Fund since June 2003.

Portfolio Manager(s) listed for each Fund are, together, primarily responsible for the day-to-day management of the Fund's portfolio.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Portfolio Management of the Focused Growth Fund

A committee of Victory NewBridge Capital Management ("Victory NewBridge"), a division of the Adviser, manages the Focused Growth Fund's investments. No one person is primarily responsible for making investment recommendations. Each individual listed below has served on this Committee since the Fund's inception.


Committee

Erick F. Maronak is a Senior Managing Director and Chief Investment Officer of Victory NewBridge. In his capacity as CIO, Mr. Maronak oversees the investment decisions for the Victory NewBridge large capitalization growth product. From 1999 to July 2003, he was the Director of Research for NewBridge Partners, LLC. Prior to 1999, he was the Director of Research and Portfolio Manager for the Campbell, Cowperthwait division of U.S. Trust Company.

James B. Cowperthwait, Sr. is a Senior Managing Director of Victory NewBridge. From 1999 to July 2003, he served as Chairman and CIO of NewBridge Partners, LLC. Prior to 1999, Mr. Cowperthwait was the President and CIO of the Campbell, Cowperthwait division of U.S. Trust Company.

William G. Kenney is a Managing Director of Victory NewBridge. From 1999 to July 2003, Mr. Kenney was a Portfolio Manager/Analyst of NewBridge Partners, LLC. Prior to 1999, he was a Portfolio Manager/Analyst of the Campbell, Cowperthwait division of U.S. Trust Company.

Jason E. Dahl, a Chartered Financial Analyst Charter Holder, is a
Managing Director of Victory NewBridge. From 1999 to July 2003, Mr. Dahl was a Portfolio Manager/Analyst of NewBridge Partners, LLC. Prior to 1999, Mr. Dahl was a Portfolio Manager/Analyst in the Campbell, Cowperthwait division of U.S. Trust Company.

Scott R. Kefer, a Chartered Financial Analyst Charter Holder, is a
Managing Director of Victory NewBridge. From 1999 to July 2003, Mr. Kefer was a Portfolio Manager/Analyst of NewBridge Partners, LLC. Prior to 1999, Mr. Kefer was a Portfolio Manager/Analyst in the Campbell, Cowperthwait division of U.S. Trust Company.

Michael B. Koskuba is a Managing Director of Victory NewBridge. From
1999 to July 2003, Mr. Koskuba was a Portfolio Manager/Analyst of NewBridge Partners, LLC. Prior to 1999, Mr. Koskuba was a Portfolio Manager/Analyst in the Campbell, Cowperthwait division of U.S. Trust Company.

Cynthia J. Starke is a Managing Director of Victory NewBridge. From 1999 to July 2003, Ms. Starke was a Portfolio Manager/Analyst of NewBridge Partners, LLC. Prior to 1999, Ms. Starke was a Portfolio Manager/Analyst in the Campbell, Cowperthwait division of U.S. Trust Company.

Additional Information

Some additional information you should know about the Funds.


Fund Classes

At some future date, the Funds may offer additional classes of shares. A Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.


Performance

The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information will include the average annual total return of each Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the "Investment Performance" section for the Fund in which you would like to invest.


Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.


Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), an affiliate of BISYS Fund Services, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, serves as distributor for the continuous offering of the Funds' shares. The Distributor is not affiliated with the Adviser.

     KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114, serves as the custodian of the Funds' investments and cash and settles trades made by the Funds.

     BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator to the Funds.

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent, fund accountant and dividend disbursing agent for the Funds.

     PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, OH 43215, serves as the Independent Registered Public Accounting Firm for the Funds.

     Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, NY 10022, serves as legal counsel to the Funds.


       If you would like to receive additional copies of any materials, please call the Funds at

                                 800-539-FUND

                   or please visit www.VictoryConnect.com.

Financial Highlights


VALUE FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                              Class A Shares

                                                Year             Year              Year              Year              Year
                                               Ended            Ended             Ended             Ended             Ended
                                             October 31,      October 31,       October 31,       October 31,       October 31,
                                                2004             2003              2002              2001              2000

Net Asset Value, Beginning of Period         $  11.41          $   9.65         $  12.93          $  18.06          $  18.84

Investment Activities:
     Net investment income                       0.10              0.10             0.10              0.10              0.09
     Net realized and unrealized
       gains (losses) on investments             1.45              1.75            (2.04)            (2.58)             1.37

         Total from
           Investment Activities                 1.55              1.85            (1.94)            (2.48)             1.46

Distributions
     Net investment income                      (0.11)            (0.09)           (0.09)            (0.09)            (0.09)
     Net realized gains                            --                --            (1.25)            (2.56)            (2.15)

         Total Distributions                    (0.11)            (0.09)           (1.34)            (2.65)            (2.24)

Net Asset Value, End of Period               $  12.85          $  11.41         $   9.65          $  12.93          $  18.06

Total Return (excludes sales charges)           13.70%            19.23%          (17.21)%          (15.61)%            8.33%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $227,185          $227,586         $319,613          $451,545          $564,111
Ratio of expenses to
   average net assets                            1.25%             1.25%            1.17%             1.15%             1.19%
Ratio of net investment income
   to average net assets                         0.80%             0.95%            0.84%             0.66%             0.49%
Ratio of expenses to
   average net assets<F1>                        <F2>              <F2>             1.20%             1.21%             1.24%
Ratio of net investment income
   to average net assets<F1>                     <F2>              <F2>             0.81%             0.60%             0.44%
Portfolio turnover <F3>                            86%               97%              40%               51%               34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no fee reductions during the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class C and Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                      Class C Shares                                    Class R Shares

                                                March 1,                                                           December 15,
                                     Year         2003            Year         Year         Year         Year          1999
                                    Ended       through          Ended        Ended        Ended        Ended         through
                                  October 31,  October 31,     October 31,  October 31,  October 31,  October 31,   October 31,
                                     2004       2003<F2>          2004         2003         2002         2001        2000<F2>

Net Asset Value,
  Beginning of Period              $11.40        $ 9.13         $11.39        $ 9.64      $ 12.93      $ 18.06       $16.73

Investment Activities:
     Net investment income           0.05          0.06           0.06          0.06         0.06         0.05         0.04
     Net realized
       and unrealized
       gains (losses)
       on investments                1.44          2.27           1.45          1.76        (2.04)       (2.57)        1.35

         Total from
           Investment
           Activities                1.49          2.33           1.51          1.82        (1.98)       (2.52)        1.39

Distributions
     Net investment income          (0.06)        (0.06)         (0.07)        (0.07)       (0.06)       (0.05)       (0.06)
     Net realized gains                --            --             --            --        (1.25)       (2.56)          --

         Total Distributions        (0.06)        (0.06)         (0.07)        (0.07)       (1.31)       (2.61)       (0.06)

Net Asset Value, End of Period     $12.83        $11.40         $12.83        $11.39      $  9.64      $ 12.93       $18.06

Total Return
   (excludes contingent
   deferred sales charges)          13.13%        25.65%<F3>     13.32%        19.00%      (17.50)%     (15.87)%       8.34%<F3>

Ratios/Supplemental Data:
Net Assets at
  end of period (000)              $  334        $   92         $7,267        $9,398      $10,777      $ 4,981       $2,923
Ratio of expenses to
   average net assets                1.75%         1.72%<F4>      1.50%         1.50%        1.50%        1.49%        1.44%<F4>
Ratio of net
   investment income
   to average net assets             0.36%         0.32%<F4>      0.54%         0.70%        0.57%        0.32%        0.14%<F4>
Ratio of expenses to
   average net assets<F1>            4.63%         3.74%<F4>      1.90%         1.89%        1.91%        1.89%        2.27%<F4>
Ratio of net
   investment income
   (loss) to average
   net assets<F1>                   (2.52)%       (1.70)%<F4>     0.14%         0.31%        0.16%       (0.08)%      (0.69)%<F4>
Portfolio turnover <F5>                86%           97%            86%           97%          40%          51%          34%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights


DIVERSIFIED STOCK FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                              Class A Shares

                                               Year              Year              Year             Year               Year
                                              Ended             Ended             Ended            Ended              Ended
                                            October 31,       October 31,       October 31,      October 31,        October 31,
                                               2004              2003              2002             2001               2000

Net Asset Value, Beginning of Period        $    13.74        $    10.94         $  13.56        $    17.85          $  17.96

Investment Activities:
     Net investment income                        0.09<F2>          0.08             0.05              0.04              0.03
     Net realized and unrealized
       gains (losses) on investments              1.62              2.80            (2.22)            (1.87)             2.71

         Total from
           Investment Activities                  1.71              2.88            (2.17)            (1.83)             2.74

Distributions
     Net investment income                       (0.09)            (0.08)           (0.04)            (0.03)            (0.02)
     Net realized gains                             --                --            (0.41)            (2.43)            (2.83)

         Total Distributions                     (0.09)            (0.08)           (0.45)            (2.46)            (2.85)

Net Asset Value, End of Period              $    15.36        $    13.74         $  10.94        $    13.56          $  17.85

Total Return (excludes sales charges)            12.46%            26.48%          (16.76)%          (11.43)%           16.88%

Ratios/Supplemental Data:
Net Assets at end of period (000)           $1,834,238        $1,149,997         $905,116        $1,005,730          $993,383
Ratio of expenses to
   average net assets                             1.10%             1.16%            1.12%             1.09%             1.10%
Ratio of net investment income
   to average net assets                          0.59%             0.45%            0.39%             0.28%             0.19%
Ratio of expenses to
   average net assets<F1>                         1.11%             <F3>             <F3>              1.11%             1.11%
Ratio of net investment income
   to average net assets<F1>                      0.58%             <F3>             <F3>              0.26%             0.18%
Portfolio turnover <F4>                             86%               95%              85%               88%               94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> There were no fee reductions during the period.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class C and Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                      Class C Shares                                     Class R Shares

                                                     March 1,
                             Year          Year        2002          Year         Year        Year          Year         Year
                            Ended         Ended      through        Ended        Ended       Ended         Ended        Ended
                          October 31,   October 31, October 31,   October 31,  October 31, October 31,   October 31,  October 31,
                             2004          2003      2002<F3>        2004         2003        2002          2001         2000

Net Asset Value,
  Beginning of Period      $ 13.66       $ 10.90    $ 14.31       $  13.64     $  10.86    $  13.51      $  17.83      $  17.95

Investment Activities:
     Net investment
       income (loss)         (0.01)<F2>     0.03         --<F4>       0.03         0.04       (0.01)        (0.02)        (0.01)
     Net realized
       and unrealized
       gains (losses)
       on investments         1.62          2.77      (3.40)          1.60         2.78       (2.23)        (1.87)         2.72

         Total from
           Investment
           Activities         1.61          2.80      (3.40)          1.63         2.82       (2.24)        (1.89)         2.71

Distributions
     Net investment
       income                (0.03)        (0.04)     (0.01)         (0.03)       (0.04)         --<F4>        --<F4>        --<F4>
     Net realized gains         --            --         --             --           --       (0.41)        (2.43)        (2.83)

         Total
           Distributions     (0.03)        (0.04)     (0.01)         (0.03)       (0.04)      (0.41)        (2.43)        (2.83)

Net Asset Value,
  End of Period            $ 15.24       $ 13.66    $ 10.90       $  15.24     $  13.64    $  10.86      $  13.51      $  17.83

Total Return
   (excludes contingent
   deferred sales
   charges)                  11.77%        25.71%    (23.76)%<F5>    11.95%       26.04%     (17.30)%      (11.81)%       16.65%

Ratios/Supplemental
  Data:
Net Assets at end
  of period (000)          $74,036       $11,068    $ 2,193       $229,361     $203,830    $158,742      $140,794      $136,831
Ratio of expenses to
   average net assets         1.75%         1.75%      1.90%<F6>      1.52%        1.57%       1.69%         1.51%         1.33%
Ratio of net
   investment income
   (loss) to average
   net assets                (0.09)%        0.08%     (0.16)%<F6>     0.19%        0.31%      (0.16)%       (0.14)%       (0.05)%
Ratio of expenses to
   average net assets<F1>     1.93%         2.13%      2.25%<F6>      1.52%        1.67%       <F8>          1.51%         1.35%
Ratio of net
   investment income
   (loss) to average
   net assets<F1>            (0.27)%       (0.30)%    (0.51)%<F6>     0.19%        0.21%       <F8>         (0.14)%       (0.07)%
Portfolio turnover <F7>         86%           95%        85%            86%          95%         85%           88%           94%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F8> There were no fee reductions during the period.



Financial Highlights


STOCK INDEX FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                            Class A Shares

                                               Year             Year             Year              Year              Year
                                              Ended            Ended            Ended             Ended             Ended
                                            October 31,      October 31,      October 31,       October 31,       October 31,
                                               2004             2003             2002              2001              2000

Net Asset Value, Beginning of Period         $ 15.59          $ 13.12         $  17.10          $  23.72          $  23.46

Investment Activities:
     Net investment income                      0.16             0.13<F2>         0.14              0.14              0.21
     Net realized and unrealized
       gains (losses) on investments            1.19             2.49            (2.49)            (6.08)             1.05

         Total from
           Investment Activities                1.35             2.62            (2.35)            (5.94)             1.26

Distributions
     Net investment income                     (0.16)           (0.15)           (0.14)            (0.14)            (0.22)
     Net realized gains                           --               --            (1.49)            (0.54)            (0.78)

         Total Distributions                   (0.16)           (0.15)           (1.63)            (0.68)            (1.00)

Net Asset Value, End of Period               $ 16.78          $ 15.59         $  13.12          $  17.10          $  23.72

Total Return (excludes sales charges)           8.69%           20.11%          (15.75)%          (25.57)%            5.38%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $88,330          $89,619         $338,588          $521,754          $854,203
Ratio of expenses to
   average net assets                           0.69%            0.79%            0.66%             0.62%             0.59%
Ratio of net investment income
   to average net assets                        0.96%            0.98%            0.90%             0.72%             0.87%
Ratio of expenses to
   average net assets<F1>                       0.86%            0.96%            0.81%             0.84%             0.81%
Ratio of net investment income
   to average net assets<F1>                    0.79%            0.81%            0.75%             0.50%             0.65%
Portfolio turnover <F3>                            3%              12%               8%               10%               11%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                             Class R Shares

                                                Year             Year              Year             Year              Year
                                               Ended            Ended             Ended            Ended             Ended
                                             October 31,      October 31,       October 31,      October 31,       October 31,
                                                2004             2003              2002             2001              2000

Net Asset Value, Beginning of Period          $ 15.57          $ 13.12          $ 17.09           $ 23.72           $ 23.46

Investment Activities:
     Net investment income                       0.11             0.09             0.11              0.10              0.15
     Net realized and unrealized
       gains (losses) on investments             1.21             2.49            (2.49)            (6.09)             1.06

         Total from
           Investment Activities                 1.32             2.58            (2.38)            (5.99)             1.21

Distributions
     Net investment income                      (0.12)           (0.13)           (0.10)            (0.10)            (0.17)
     Net realized gains                            --               --            (1.49)            (0.54)            (0.78)

         Total Distributions                    (0.12)           (0.13)           (1.59)            (0.64)            (0.95)

Net Asset Value, End of Period                $ 16.77          $ 15.57          $ 13.12           $ 17.09           $ 23.72

Total Return                                     8.50%           19.82%          (15.88)%          (25.79)%            5.17%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $18,282          $20,526          $18,868           $24,831           $28,537
Ratio of expenses to
   average net assets                            0.94%            0.98%            0.86%             0.84%             0.82%
Ratio of net investment income
   to average net assets                         0.70%            0.71%            0.70%             0.50%             0.59%
Ratio of expenses to
   average net assets<F1>                        1.38%            1.71%            1.58%             1.31%             1.18%
Ratio of net investment income
   (loss) to average net assets<F1>              0.26%           (0.02)%          (0.02)%            0.03%             0.23%
Portfolio turnover <F2>                             3%              12%               8%               10%               11%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights


ESTABLISHED VALUE FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                           Class A Shares

                                                                                                                   May 5,
                                              Year             Year              Year             Year              2000
                                             Ended            Ended             Ended            Ended             through
                                           October 31,      October 31,       October 31,      October 31,       October 31,
                                              2004             2003              2002             2001            2000<F2>

Net Asset Value, Beginning of Period        $ 26.67          $ 21.28           $ 26.84          $ 33.65           $ 30.54

Investment Activities:
     Net investment income                     0.09             0.12              0.16             0.17              0.07
     Net realized and unrealized
       gains (losses) on investments           3.40             5.37              0.07            (4.25)             3.11

         Total from
           Investment Activities               3.49             5.49              0.23            (4.08)             3.18

Distributions
     Net investment income                    (0.05)           (0.10)            (0.17)           (0.18)            (0.06)
     In excess of net investment income          --               --                --               --             (0.01)
     Net realized gains                       (2.20)              --             (5.62)           (2.55)               --

         Total Distributions                  (2.25)           (0.10)            (5.79)           (2.73)            (0.07)

Net Asset Value, End of Period              $ 27.91          $ 26.67           $ 21.28          $ 26.84           $ 33.65

Total Return (excludes sales charges)         14.17%           25.90%            (0.32)%         (13.07)%           10.44%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)           $23,505          $21,370           $35,586          $30,931           $15,005
Ratio of expenses to
   average net assets                          1.11%            1.12%             0.99%            0.99%             0.87%<F4>
Ratio of net investment income
   to average net assets                       0.33%            0.57%             0.66%            0.45%             0.43%<F4>
Ratio of expenses to
   average net assets<F1>                      1.13%            1.16%             1.06%            1.14%             1.46%<F4>
Ratio of net investment income
   (loss) to average net assets<F1>            0.31%            0.53%             0.59%            0.30%            (0.16)%<F4>
Portfolio turnover <F5>                          45%              43%               74%              58%               28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                             Class R Shares

                                               Year             Year              Year              Year              Year
                                              Ended            Ended             Ended             Ended             Ended
                                            October 31,      October 31,       October 31,       October 31,       October 31,
                                               2004             2003              2002              2001              2000

Net Asset Value, Beginning of Period         $  26.61         $  21.24         $  26.80          $  33.63          $  34.31

Investment Activities:
     Net investment income                       0.02             0.06             0.07              0.09              0.06
     Net realized and unrealized
       gains (losses) on investments             3.41             5.38             0.07             (4.26)             3.43

         Total from
           Investment Activities                 3.43             5.44             0.14             (4.17)             3.49

Distributions
     Net investment income                      (0.04)           (0.07)           (0.08)            (0.11)            (0.06)
     In excess of net investment income            --               --               --                --             (0.01)
     Net realized gains                         (2.20)              --            (5.62)            (2.55)            (4.10)

         Total Distributions                    (2.24)           (0.07)           (5.70)            (2.66)            (4.17)

Net Asset Value, End of Period               $  27.80         $  26.61         $  21.24          $  26.80          $  33.63

Total Return                                    13.93%           25.69%           (0.67)%          (13.35)%           11.26%

Ratios/Supplemental Data:
Net Assets at end of period (000)            $290,445         $285,747         $246,200          $301,103          $399,953
Ratio of expenses to
   average net assets                            1.34%            1.35%            1.33%             1.19%             1.10%
Ratio of net investment income
   to average net assets                         0.10%            0.29%            0.33%             0.32%             0.20%
Ratio of expenses to
   average net assets<F1>                        1.37%            1.43%            1.46%             1.35%             1.26%
Ratio of net investment income
   to average net assets<F1>                     0.07%            0.21%            0.20%             0.16%             0.04%
Portfolio turnover <F2>                            45%              43%              74%               58%               28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights


SPECIAL VALUE FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                             Class A Shares

                                                Year             Year              Year              Year              Year
                                               Ended            Ended             Ended             Ended             Ended
                                             October 31,      October 31,       October 31,       October 31,       October 31,
                                                2004             2003              2002              2001              2000

Net Asset Value, Beginning of Period          $  14.12         $  11.44         $  12.98          $  16.02          $  13.09

Investment Activities:
     Net investment income                        0.03             0.06             0.02              0.03              0.06
     Net realized and unrealized
       gains (losses) on investments              2.05             2.67            (0.13)            (0.60)             3.68

         Total from
           Investment Activities                  2.08             2.73            (0.11)            (0.57)             3.74

Distributions
     Net investment income                       (0.04)           (0.05)           (0.02)            (0.04)            (0.06)
     Net realized gains                          (3.01)              --            (1.41)            (2.43)            (0.75)
     Tax return of capital                          --               --               --<F2>            --                --

         Total Distributions                     (3.05)           (0.05)           (1.43)            (2.47)            (0.81)

Net Asset Value, End of Period                $  13.15         $  14.12         $  11.44          $  12.98          $  16.02

Total Return (excludes sales charges)            14.89%           23.90%           (1.57)%           (3.79)%           29.94%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $104,324         $187,640         $204,547          $201,734          $214,293
Ratio of expenses to
   average net assets                             1.27%            1.24%            1.26%             1.30%             1.32%
Ratio of net investment income
   to average net assets                          0.19%            0.43%            0.15%             0.22%             0.43%
Ratio of expenses to
   average net assets<F1>                         <F4>             <F4>             <F4>              <F4>              1.38%
Ratio of net investment income
   to average net assets<F1>                      <F4>             <F4>             <F4>              <F4>              0.37%
Portfolio turnover <F3>                            200%              94%              82%               89%               65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

<F4> There were no fee reductions during the period.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class C and Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                      Class C Shares                                   Class R Shares

                                                March 1,                                                           December 21,
                                    Year          2003            Year         Year         Year         Year          1999
                                   Ended         through         Ended        Ended        Ended        Ended         through
                                 October 31,   October 31,     October 31,  October 31,  October 31,  October 31,   October 31,
                                    2004        2003<F3>          2004         2003         2002         2001        2000<F3>

Net Asset Value,
  Beginning of Period              $14.08        $11.21          $14.02       $11.37       $12.93       $15.97        $12.48

Investment Activities:
     Net investment
       income (loss)                (0.08)<F2>     0.01           (0.02)<F2>    0.01        (0.01)       (0.02)<F2>     0.02
     Net realized
       and unrealized
       gains (losses)
       on investments                2.04          2.88            2.03         2.66        (0.14)       (0.58)         3.51

         Total from
           Investment
           Activities                1.96          2.89            2.01         2.67        (0.15)       (0.60)         3.53

Distributions
     Net investment income          (0.02)        (0.02)          (0.02)       (0.02)          --<F4>    (0.01)        (0.04)
     Net realized gains             (3.01)           --           (3.01)          --        (1.41)       (2.43)           --

         Total Distributions        (3.03)        (0.02)          (3.03)       (0.02)       (1.41)       (2.44)        (0.04)

Net Asset Value,
  End of Period                    $13.01        $14.08          $13.00       $14.02       $11.37       $12.93        $15.97

Total Return
   (excludes contingent
   deferred sales charges)          14.02%        25.84%<F5>      14.50%       23.50%       (1.90)%      (3.99)%       28.34%<F5>

Ratios/Supplemental Data:
Net Assets at
  end of period (000)              $  440        $  314          $2,318       $2,039       $1,646       $  674        $  133
Ratio of expenses to
   average net assets                1.95%         1.95%<F6>       1.60%        1.60%        1.60%        1.60%         1.59%<F6>
Ratio of net
   investment income
   (loss) to average
   net assets                       (0.51)%       (0.26)%<F6>     (0.14)%       0.05%       (0.19)%      (0.16)%        0.08%<F6>
Ratio of expenses to
   average net assets<F1>            3.97%         2.60%<F6>       2.80%        3.16%        3.67%        5.34%        23.11%<F6>
Ratio of net investment loss
   to average net assets<F1>        (2.53)%       (0.91)%<F6>     (1.34)%      (1.51)%      (2.26)%      (3.90)%      (21.44)%<F6>
Portfolio turnover <F7>               200%           94%            200%          94%          82%          89%           65%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Less than $0.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights


SMALL COMPANY OPPORTUNITY FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                              Class A Shares

                                                 Year             Year              Year             Year              Year
                                                Ended            Ended             Ended            Ended             Ended
                                              October 31,      October 31,       October 31,      October 31,       October 31,
                                                 2004             2003              2002             2001              2000

Net Asset Value, Beginning of Period           $ 26.39          $ 20.99           $ 22.92          $ 26.34           $ 21.08

Investment Activities:
     Net investment income (loss)                 0.04             0.04              0.09             0.07             (0.03)
     Net realized and unrealized
       gains (losses) on investments              5.11             5.39              0.04            (2.09)             5.29

         Total from
           Investment Activities                  5.15             5.43              0.13            (2.02)             5.26

Distributions
     Net investment income                       (0.05)           (0.03)            (0.01)           (0.03)               --
     Net realized gains                          (1.40)              --             (2.05)           (1.37)               --

         Total Distributions                     (1.45)           (0.03)            (2.06)           (1.40)               --

Net Asset Value, End of Period                 $ 30.09          $ 26.39           $ 20.99          $ 22.92           $ 26.34

Total Return (excludes sales charges)            20.50%           25.91%             0.29%           (8.01)%           24.95%

Ratios/Supplemental Data:
Net Assets at end of period (000)              $52,169          $42,933           $43,769          $36,312           $28,545
Ratio of expenses to
   average net assets                             1.15%            1.14%             1.09%            0.96%             1.15%
Ratio of net investment income
   (loss) to average net assets                   0.16%            0.16%             0.34%            0.30%            (0.14)%
Ratio of expenses to
   average net assets<F1>                         1.20%            1.22%             1.17%            1.18%             1.25%
Ratio of net investment income
   (loss) to average net assets<F1>               0.11%            0.08%             0.26%            0.08%            (0.24)%
Portfolio turnover <F2>                             68%              49%               60%              58%               28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                             Class R Shares

                                                Year             Year              Year             Year              Year
                                               Ended            Ended             Ended            Ended             Ended
                                             October 31,      October 31,       October 31,      October 31,       October 31,
                                                2004             2003              2002             2001              2000

Net Asset Value, Beginning of Period          $ 26.06          $ 20.77           $ 22.80          $ 26.26           $ 21.04

Investment Activities:
     Net investment loss                        (0.01)           (0.02)            (0.05)           (0.01)            (0.08)
     Net realized and unrealized
       gains (losses) on investments             5.03             5.33              0.07            (2.08)             5.30

         Total from
           Investment Activities                 5.02             5.31              0.02            (2.09)             5.22

Distributions
     Net investment income                      (0.02)           (0.02)               --               --<F2>            --
     Net realized gains                         (1.40)              --             (2.05)           (1.37)               --

         Total Distributions                    (1.42)           (0.02)            (2.05)           (1.37)               --

Net Asset Value, End of Period                $ 29.66          $ 26.06           $ 20.77          $ 22.80           $ 26.26

Total Return                                    20.26%           25.59%            (0.21)%          (8.32)%           24.81%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $95,653          $85,037           $70,481          $81,815           $95,399
Ratio of expenses to
   average net assets                            1.35%            1.38%             1.61%            1.31%             1.30%
Ratio of net investment loss
   to average net assets                        (0.04)%          (0.09)%           (0.20)%          (0.05)%           (0.29)%
Ratio of expenses to
   average net assets<F1>                        1.54%            1.64%             1.70%            1.52%             1.40%
Ratio of net investment loss
   to average net assets<F1>                    (0.23)%          (0.35)%           (0.29)%          (0.26)%           (0.39)%
Portfolio turnover <F3>                            68%              49%               60%              58%               28%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Less than $0.01 per share.

<F3> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights


FOCUSED GROWTH FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A, Class C and Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                Class A Shares         Class C Shares         Class R Shares

                                                                 December 31,           December 31,           December 31,
                                                                     2003                   2003                   2003
                                                                    through                through                through
                                                                  October 31,            October 31,            October 31,
                                                                   2004<F2>               2004<F2>               2004<F2>

Net Asset Value, Beginning of Period                               $ 10.00                $ 10.00                $ 10.00

Investment Activities:
     Net investment loss                                             (0.04)                 (0.12)                 (0.07)
     Net realized and unrealized gains on investments                 0.23                   0.23                   0.24

         Total from Investment Activities                             0.19                   0.11                   0.17

Net Asset Value, End of Period                                     $ 10.19                $ 10.11                $ 10.17

Total Return (excludes sales charges
   and contingent deferred sales charges)                             1.90%<F3>              1.10%<F3>              1.70%<F3>

Ratios/Supplemental Data:
Net Assets at end of period (000)                                  $   731                $    34                $    37
Ratio of expenses to average net assets                               1.15%<F4>              1.90%<F4>              1.40%<F4>
Ratio of net investment loss to average net assets                   (0.68)%<F4>            (1.43)%<F4>            (0.93)%<F4>
Ratio of expenses to average net assets<F1>                          14.35%<F4>             28.56%<F4>             27.47%<F4>
Ratio of net investment loss to average net assets<F1>              (13.88)%<F4>           (28.09)%<F4>           (27.00)%<F4>
Portfolio turnover <F5>                                                 26%                    26%                    26%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Not annualized.

<F4> Annualized.

<F5> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                   This page is intentionally left blank.

Victory Funds Privacy Policy


Protecting the Privacy of Information

The Victory Portfolios respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

     We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

     To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. Victory Portfolios do not share information with other companies for purposes of marketing solicitations for products other than the Victory Portfolios. Therefore, Victory Portfolios do not provide opt-out options to their shareholders.

                       [Not a part of this Prospectus]

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535


If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


Statement of Additional Information (SAI)

Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


Annual and Semi-annual Reports

Provide additional information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain copies of the SAI, Annual or Semi-Annual Reports, or more information at no charge, please call the Funds at

800-539-FUND
(800-539-3863).


How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).

By mail:
      The Victory Funds
      P.O. Box 182593
      Columbus, OH 43218-2593

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Fund documents can be viewed on-line or downloaded at www.VictoryConnect.com or from the SEC at http://www.sec.gov (text only).


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

Victory Funds
LOGO(R)

Investment Company Act File Number 811-4852

VF-EQTY-PRO (3/05)

Prospectus

March 1, 2005,
as revised April 12, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Victory Funds
LOGO(R)


Specialty Funds

Balanced Fund
Class A, C and R Shares

Convertible Fund
Class A Shares


www.VictoryConnect.com
800-539-FUND
(800-539-3863)

The Victory Portfolios

                              Table of Contents

Risk/Return Summary                                                   1
An analysis which includes the investment objective,
principal strategies, principal risks, performance,
and expenses of each Fund.
      Balanced Fund
        Class A, C and R Shares                                       2
      Convertible Fund
        Class A Shares                                                4


Investments                                                           6

Risk Factors                                                          7

Share Price                                                          10

Dividends, Distributions, and Taxes                                  11

Investing with Victory
      o Choosing a Share Class                                       14
      o How to Buy Shares                                            19
      o How to Exchange Shares                                       21
      o How to Sell Shares                                           22

Organization and Management of the Funds                             24

Additional Information                                               25

Financial Highlights
      Balanced Fund                                                  26
      Convertible Fund                                               28


Appendix                                                             29


Key to Fund Information


Objective and Strategies

The goals and the strategies that a Fund plans to use to pursue its investment objective.


Risk Factors

The risks you may assume as an investor in a Fund.


Performance

A summary of the historical performance of a Fund in comparison to an unmanaged index, and, in some cases, the average performance of a category of mutual funds.


Expenses

The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.


Shares of the Funds are:

     o    Not insured by the FDIC;

     o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

     o Subject to possible investment risks, including possible loss of the amount invested.

Risk/Return Summary


Introduction

This Prospectus explains what you should know about the Victory Funds described in this Prospectus (the Funds), before you invest. Please read it carefully.


Investment Objectives

The Balanced Fund pursues its investment objective by investing in equity securities and debt securities. The Convertible Fund invests primarily in fixed-income securities convertible into common stock. Each Fund has unique investment strategies and its own risk/reward profile. Please review the information in each Fund's Risk/Return Summary and the "Investments" section later in the Prospectus.


Risk Factors

Each Fund invests in equity securities. The value of equity securities may fluctuate in response to the activities of an individual company, or in response to general market or economic conditions. The Balanced Fund and the Convertible Fund are subject to the risks of both equity and debt securities, since both Funds are permitted to invest in both types of securities. There are other potential risks discussed later in the Prospectus.


Who May Want to Invest in the Funds

     o Investors willing to accept the risk of price and dividend fluctuations

     o Investors willing to accept higher risk along with potentially higher returns

     o Long-term investors with a particular goal, like saving for retirement or a child's education


Share Classes

Each Fund offers Class A Shares. The Balanced Fund also offers Class C and Class R Shares. See "Choosing a Share Class."


The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.


Victory Capital Management Inc., which we will refer to as the "Adviser" throughout this Prospectus, manages the Funds.

Please read this Prospectus before investing in the Funds and keep it for future reference.

Balanced Fund

CLASS A SHARES
Cusip#: 926464876
Ticker: SBALX

CLASS C SHARES
Cusip#: 92646A104
Ticker: VBFCX

CLASS R SHARES
Cusip#: 926464272
Ticker: VBFGX


Investment Objective

The Fund seeks to provide income and long-term growth of capital.


Principal Investment Strategies

The Fund pursues its investment objective by investing in equity securities and fixed income securities. The Fund may invest in any type or class of security.

Under normal circumstances, the Fund will:

     o Invest 40% to 75% of its total assets in equity securities and securities convertible or exchangeable into common stock; and

     o Invest at least 25% of its total assets in debt securities and preferred stocks. The debt securities in which the Fund may invest include asset backed securities, mortgage backed securities, corporate bonds and securities issued or guaranteed by the U.S. government or certain of its agencies and instrumentalities. Securities issued by U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the "Investments" section for a description of these securities.

Important characteristics of the Fund's investments:

     In making investment decisions involving Equity Securities, the Adviser considers:

     o The growth and profitability prospects for the economic sector and markets in which the company operates and for the products or services it provides;

     o    The financial condition of the company; and

     o The price of the security and how that price compares to historical price levels, to current price levels in the general market, and to prices of competing companies; projected earnings estimates; and the earnings growth rate of the company.

     In making investment decisions involving Debt Securities, the Adviser considers:

     o Quality: The Fund primarily purchases investment-grade debt securities.

     o Maturity: The average weighted maturity of the Fund's fixed income securities will range from 5 to 15 years. This range may be changed in response to changes in market conditions.

     In making investment decisions involving Preferred Stock, the Adviser considers:

     o The issuer's financial strength, including its historic and current financial condition;

     o The issuer's projected earnings, cash flow, and borrowing requirements; and

     o    The issuer's continuing ability to meet its obligations.

     The Fund's higher portfolio turnover rate may result in higher expenses and taxable gain distributions.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     o    Interest rates rise.

     o    An issuer's credit quality is downgraded or an issuer defaults.

     o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

     o    The rate of inflation increases.

     o The average life of a mortgage-related security is shortened or lengthened.

     o A U.S. government agency or instrumentality defaults on its obligation and the U.S. government does not provide support.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment and in the level of income they receive from their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     26.11%
1996     14.55%
1997     19.51%
1998     17.91%
1999      6.85%
2000      5.02%
2001     -4.17%
2002    -10.45%
2003     14.78%
2004      8.30%


Highest/lowest quarterly results during this time period were:

Highest    10.17% (quarter ended December 31, 1998)

Lowest     -8.98% (quarter ended September 30, 2002)


     The table below shows how the average annual total returns for Class A, Class C and Class R Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index and an index of mutual funds with similar investment objectives. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns                              10 Years
(For the Periods ended                                    (or Life
December 31, 2004)                1 Year     5 Years      of Fund)

CLASS A

Before Taxes                       2.06%       1.10%       8.67%(1)

After Taxes on Distributions       1.57%      -0.15%       6.84%(1)

After Taxes on Distributions
and Sale of Fund Shares            1.53%       0.34%       6.66%(1)

S&P 500 Index(2)                  10.88%      -2.30%      12.07%(1)

Lipper Balanced Fund Index(2)      8.99%       2.95%       9.44%(1)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS C

Before Taxes                       6.83%        N/A       13.81%(3)

S&P 500 Index(2)                  10.88%        N/A       24.19%(3)

Lipper Balanced Fund Index(2)      8.99%        N/A       17.17%(3)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS R

Before Taxes                       8.01%       1.99%       2.37%(4)

S&P 500 Index(2)                  10.88%      -2.30%      -1.52%(4)

Lipper Balanced Fund Index(2)      8.99%       2.95%       3.41%(4)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1)  Ten year performance.

(2) The Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index) is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies. The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper Balanced Fund investment category. It is not possible to invest directly in an index.

(3)  Performance is from March 1, 2003, inception date of Class C Shares.

(4)  Performance is from December 15, 1999, inception date of Class R Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from
your investment)(1)                Class A    Class C     Class R

Maximum Sales Charge
Imposed on Purchases                 5.75%       NONE        NONE
(as a percentage
of offering price)

Maximum Deferred Sales Charge         NONE(2)   1.00%(3)     NONE
(as a percentage
of the lower of
purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends               NONE       NONE        NONE

Redemption or Exchange Fees           NONE       NONE        NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees(4)                   0.60%      0.60%       0.60%

Distribution (12b-1) Fees            0.00%      1.00%       0.50%

Other Expenses(5)                    0.63%      2.96%       0.73%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses        1.23%(6)   4.56%       1.83%(6)

Fee Waiver/
Expense Reimbursement               (0.00)%    (2.56)%     (0.00)%

Net Expenses                         1.23%      2.00%(7)    2.00%(7)

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) The deferred sales charge is imposed on shares redeemed in the first 12 months.

(4) Effective January 1, 2005, the maximum annual advisory fee for this Fund is 0.60% of the Fund's average daily net assets. Prior to this date, the maximum fee had been 0.70%.

(5)  Restated to reflect current fees.

(6) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A and R Shares of the Fund for any period during which these waivers or reimbursements are in effect do not exceed 1.20% and 1.60%, respectively. These voluntary waivers/reimbursements may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc., the Fund's administrator ("BISYS"), or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(7) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses (excluding certain items) of Class C Shares of the Fund will not exceed 2.00% until at least February 28, 2014 and those of Class R Shares will not exceed 2.00% until at least February 28, 2012.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $693      $943       $1,212      $1,978

Class C*        $303      $627       $1,078      $2,659

Class C**       $203      $627       $1,078      $2,659

Class R         $186      $576       $  990      $2,148

 *If you sell your shares at the end of the period.

**If you do not sell your shares at the end of the period.

Convertible Fund

CLASS A SHARES
Cusip#: 926464538
Ticker: SBFCX


Investment Objective

The Fund seeks a high level of current income together with long-term capital appreciation.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in securities convertible into common stocks, such as convertible bonds, convertible notes, and convertible preferred stocks.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in securities convertible into common stock and synthetic convertible securities. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

     The Fund may invest up to 20% of its total assets in un-rated or below-investment-grade securities. Lower quality or below-investment-grade debt securities are sometimes referred to as "junk bonds." See "Risks associated with investing in below-investment-grade securities" and the Appendix.

     In making investment decisions, the Adviser may consider some or all of the following characteristics of potential investments, among others: attractiveness of the underlying common stock, financial condition of the issuer including the overall credit rating (S&P or Moody's), effect on portfolio diversification, equity sensitivity or delta, current income or yield, upside/downside analysis (how the Adviser expects the convertible security to perform over a given time period given a change in the underlying common stock), convertible valuation (convertible price relative to its theoretical value), and the liquidity of the security.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    A company's earnings do not increase as expected.

     o    Interest rates rise.

     o    An issuer's credit quality is downgraded or an issuer defaults.

     o    The rate of inflation increases.

     o Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition, the Fund is subject to the risks related to investments in below-investment-grade debt securities.

     By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     24.30%
1996     19.14%
1997     16.35%
1998     -0.78%
1999     11.75%
2000     14.21%
2001     -3.84%
2002     -8.18%
2003     20.00%
2004      6.60%


Highest/lowest quarterly results during this time period were:

Highest     9.05% (quarter ended December 31, 2003)

Lowest    -10.67% (quarter ended September 30, 1998)


     The table below shows how the average annual total returns for Class A Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index and an index of mutual funds with similar investment objectives. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns
(For the Periods ended
December 31, 2004)(1)             1 Year     5 Years     10 Years

CLASS A

Before Taxes                       4.43%       4.80%        9.22%

After Taxes on Distributions       4.09%       3.15%        6.75%

After Taxes on Distributions
and Sale of Fund Shares            3.19%       3.20%        6.58%

Merrill Lynch Investment
Grade US Convertibles Ex           4.83%       2.99%        9.20%
Mandatory Index(2)

Merrill Lynch All Convertibles/
All Qualities Index(2)             9.58%       1.84%       11.14%
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1) Performance data is calculated based on the current maximum sales load of 2.00%. Prior to December 31, 2002, the maximum sales load was 5.75%.

(2) The Merrill Lynch Investment Grade US Convertibles Ex Mandatory Index is an unmanaged index measuring the performance of all high investment grade (rated BBB to AAA) convertible preferred and convertible bonds of all maturities, with at least $50 million issued. The issues also must be ex-mandatory in conversion character. The Merrill Lynch All Convertibles/All Qualities Index is a widely used, unmanaged index that measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)              Class A

Maximum Sales Charge
Imposed on Purchases                                   2.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge                           NONE(2)
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                 NONE

Redemption or Exchange Fees                             NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                                        0.75%

Distribution (12b-1) Fees                              0.00%

Other Expenses(3)                                      0.65%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses(4)                       1.40%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares bought without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3)  Restated to reflect current fees.

(4) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $340      $634        $950       $1,846

Investments

The following describes some of the types of securities the Funds may purchase under normal market conditions. A Fund will not necessarily buy all of the securities listed below.

     For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

     For more information on ratings and a more complete description of which Funds can invest in certain types of securities, see the Statement of Additional Information (SAI).


U.S. Equity Securities.

Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.


U.S. Government Securities.

Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities.* Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.


U.S. Government Instrumentalities.

Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (SLMA or Sallie Mae), The Federal Farm Credit Bank, and Federal Home Loan Banks. Certain instrumentalities are "wholly owned Government corporations," such as the Tennessee Valley Authority.** See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly owned Government corporations.


Corporate Debt Obligations.

Debt instruments issued by corporations. They may be secured or unsecured.


Convertible or Exchangeable Corporate Debt Obligations.

Debt instruments that may be exchanged or converted to other securities.


Asset-Backed Securities.

Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.


Mortgage-Backed Securities.

Instruments secured by a mortgage or pools of mortgages.


Convertible Preferred Stock.

A class of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets, and is convertible into common stock.


*Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, and FMAC are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality.

**TVA is supported by the right of the issuer to borrow from the U.S.
  Treasury.

Portfolio Holdings Disclosure

Each Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (April 30th) and its fiscal year (October 30th) in its reports to shareholders. The Funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Funds' website, www.VictoryConnect.com, and on the SEC's website, www.sec.gov.

     Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (January 31 and July 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC's website, www.sec.gov.

     Each Fund also discloses its complete portfolio holdings each calendar quarter on the Funds' website, www.VictoryConnect.com, on approximately the 15th day of the following calendar month.

     The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Funds' portfolio holdings.


Risk Factors

     The following describes the principal risks that you may assume as an investor in the Funds.

     This table summarizes the principal risks, described below, to which the Funds are subject.

                                      Balanced           Convertible
                                       Fund                 Fund

Market risk and                          X                    X
manager risk

Equity risk                              X                    X

Debt security risk                       X                    X

Below-investment-grade
security risk                                                 X

Mortgage-related
security risk                            X


By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

General Risks:

     o Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

     o Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risks associated with investing in equity securities:

     o Equity risk is the risk that the value of the security will fluctuate in response to changes in earnings or other conditions affecting the issuer's profitability. Unlike debt securities, which have preference to a company's assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. For example, in the event of bankruptcy, holders of debt securities have priority over holders of equity securities to a company's assets.


Risks associated with investing in debt securities:

     o Interest rate risk is the risk that the value of a security will decline if interest rates rise. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

     o Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

     o Reinvestment risk is the risk that when interest rates are declining, a Fund that receives interest income or prepayments on a security will have to reinvest these moneys at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

     o Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (NRSROs) such as Standard & Poor's (S&P), Fitch, Inc., or Moody's Investors Service (Moody's).


Risks associated with investing in below-investment-grade securities:

     o Below-investment-grade securities ("junk bonds") are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.


It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Risks associated with investing in mortgage-related securities:

     o Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

     o Extension risk is the risk that the rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.

An investment in a Fund is not a complete investment program.

Share Price

Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of regular trading on the New York Stock Exchange, Inc. (NYSE), whichever time is earlier. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

     The Funds price their investments based on market value when market quotations are readily available. When these quotations are not readily available, the Funds will price their investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:

      o trading in the security has been halted;

      o the market quotation for the security is clearly erroneous due to a clerical error;

      o the security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or

      o an event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

     The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. Also, the use of fair value pricing may not reflect a security's actual market value in light of subsequent relevant information, such as the security's opening price on the next trading day. Each Class of each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.

        Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

     You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets. You may also find each Fund's net asset value by calling 800-539-3863 or by visiting the Funds' website at www.VictoryConnect.com.


The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.


Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares ("market timing"). We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy. In identifying market timing activity, we consider, among other things, the frequency of your trades, whether you combine your trades with a group of shareholders, or whether you placed your order through a securities dealer or financial intermediary.

     Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders as a result of increased portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

     The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:

     o Employ "fair value" pricing, as described in this prospectus under "Share Price," to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and

     o Monitor for suspected market timing activity based on "round trip" transaction history, that is, the exchange of one Victory Fund's shares for those of another Victory Fund and subsequent exchange back to the original Victory Fund or the redemption of a Victory Fund and subsequent purchase of the same Fund. Any account with a history of round trips is suspected of market timing.

     With respect to suspected market timing by investors who acquire Fund shares directly through the Transfer Agent or for whom sufficient identifying information is disclosed to the Funds, the Funds will suspend the trading privileges (other than redemption of Fund shares) of:

     o    Any account with a single round trip within a 30-day period; or

     o    Any account with two round trips within 90 days.

     With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third party administrators and insurance companies), the Funds will request that the intermediary review underlying account activity for round trip exchanges. To the extent that the intermediary has identified suspected market timing activity, the Funds will instruct the intermediary to suspend the customer account in accordance with the criteria described above for direct or disclosed Fund investors.


Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income from dividends and interest earned on investments after expenses. A Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

     Ordinarily, the Balanced Fund declares and pays dividends monthly. The Convertible Fund declares and pays dividends quarterly. Each class of shares declares and pays dividends separately.

     Please check with your Investment Professional to find out if the following options are available to you.

Distributions can be received in one of the following ways.


      REINVESTMENT OPTION

      You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


      CASH OPTION

      A check will be mailed to you no later than seven days after the dividend payment date.


      INCOME EARNED OPTION

      You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.


Buying a Dividend.

You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

      DIRECTED DIVIDENDS OPTION

      In most cases, you can automatically reinvest distributions in shares of another fund of the Victory Funds. If you reinvest your distributions in a different fund, you may pay a sales charge on the reinvested distributions.


      DIRECTED BANK ACCOUNT OPTION

      In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, a Fund will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.


Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.


Important Information about Taxes

No Fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

     o Qualified dividends received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by such Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund's short-term capital gains are taxable as ordinary income. Dividends from a Fund's long-term capital gains are taxable as long-term capital gains.

     o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares of the Fund. They also may be subject to state and local taxes.

     o Dividends from a Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.

     o An exchange of a Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

     o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

     o Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

     o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

     o A Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a Fund is notified by the Internal Revenue Service that backup withholding is required.

     o You should review the more detailed discussion of federal income tax considerations in the SAI.


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, Victory Portfolios ("Victory") can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A, Class C or Class R Shares of a Fund. Not all Funds offer all classes of shares and Class R Shares are available for purchase only by eligible shareholders. The following sections describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of a Fund.

     We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

All you need to do to get started is to fill out an application.


Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

     As a result, the Funds must obtain the following information for each person who opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Choosing a Share Class

Each Fund offers Class A Shares. The Balanced Fund also offers Class C and Class R Shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.


CLASS A

o Front-end sales charge, as described on the next page. There are several ways to reduce or eliminate this charge.

o    Lower annual expenses than Class R Shares.


CLASS C

o No front-end sales charge. All your money goes to work for you right away.

o    Higher expenses than Class A or Class R Shares.

o A deferred sales charge if you sell your shares within twelve months of their purchase.


CLASS R

o No front-end sales charge. All your money goes to work for you right away.

o    Class R Shares are only available to certain investors.

o    Higher expenses than Class A Shares.


Calculation of Sales Charges for Balanced Fund -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed below:

                                       Sales Charge            Sales Charge
                                         as a % of               as a % of
Your Investment in the Fund           Offering Price          Your Investment

Up to $49,999                              5.75%                   6.10%

$50,000 up to $99,999                      4.50%                   4.71%

$100,000 up to $249,999                    3.50%                   3.63%

$250,000 up to $499,999                    2.50%                   2.56%

$500,000 up to $999,999                    2.00%                   2.04%

$1,000,000 and above*                      0.00%                   0.00%

*There is no initial sales charge on purchases of $1 million or more.
 However, a contingent deferred sales charge (CDSC) of up to 1.00% may be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

For historical expense information, see the financial highlights at the end of this Prospectus.

Calculation of Sales Charges for Convertible Fund -- Class A

                                       Sales Charge            Sales Charge
                                         as a % of               as a % of
Your Investment in the Fund           Offering Price          Your Investment

Up to $49,999                              2.00%                   2.04%

$50,000 up to $99,999                      1.75%                   1.78%

$100,000 up to $249,999                    1.50%                   1.52%

$250,000 up to $499,999                    1.25%                   1.27%

$500,000 up to $999,999                    1.00%                   1.01%

$1,000,000 and above*                      0.00%                   0.00%

*There is no initial sales charge on purchases of $1 million or more.
 However, a contingent deferred sales charge (CDSC) of up to 1.00% may be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


Sales Charge Reductions and Waivers for Class A Shares

You may reduce or eliminate the sales charge in the following cases:

     1. A Letter of Intent allows you to buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     2. Rights of Accumulation allow you to add the value of any Class A Shares you already own (excluding Funds sold without a sales charge) to the amount of your next Class A investment to determine if your added investment will qualify for a reduced sales charge. The value of the Class A Shares you already own will be calculated by using the greater of the current value or the original investment amount.

     3. The Combination Privilege allows you to combine the value of Class A Shares you own in accounts of multiple Victory Funds (excluding Funds sold without a sales charge) and in accounts of household members of your immediate family (spouse and children under 21) to achieve a reduced sales charge on your added investment.

     4. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A Shares of a Fund, to reinvest all or part of the redemption proceeds in the Class A Shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds.

     In order to obtain a sales charge reduction or waiver, you must provide your financial intermediary or the Transfer Agent, at the time of purchase, current information regarding shares of the Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges and, in some cases, eliminate the sales charges.

shares of the Funds held in: (i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

     This section includes all the information you need to determine whether you are eligible for any Class A sales charge reduction. This prospectus is posted on the Funds' website at www.VictoryConnect.com.

     5. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

          a.   Purchases by:

               i.   current and retired Fund Trustees or officers;

               ii. directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* and

               iii. brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

          b. Purchases for trust or other advisory accounts established with KeyBank or its affiliates.

          c. Reinvestment of proceeds from a liquidation distribution of Class A Shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

          d.   Purchases for fee-based investment products or accounts.

          e. Purchases by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans with plan assets greater than $5,000,000, and IRA rollovers from such plans, if a Victory Class A Share was offered. If the Distributor pays a concession to the dealer of record, a CDSC of up to 1.00% will be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

          f.   Purchases by participants in the Victory Investment Program.

          g. Shareholders who qualified under Fund rules previously in effect, except for NAV transfer rules.

          h. Purchases of Class A Shares of the Convertible Fund by shareholders of the Convertible Fund who had previously owned Class G Shares.


Calculation of Sales Charges -- Class C

You will pay a 1% contingent deferred sales charge (CDSC) on any Class C Shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details. There is no CDSC when you exchange your shares for Class C Shares of another Victory Fund.


*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Family of Funds.

     An investor may, within 90 days of a redemption of Class C Shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds. Class C Share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

     To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

     Purchases of $1,000,000 and above will automatically be made in Class A Shares of the Fund.


Eligibility Requirements to Purchase Class R Shares

Class R Shares may only be purchased by:

o Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

o    IRA rollovers from such plans if a Victory Class R was offered; or

o Shareholders who owned Class R Shares (formerly Class G Shares) on December 31, 2002.


Convertibility of Class R Shares to Class A

Class R shareholders may convert their Class R Shares to an equal dollar amount of Class A Shares of the same Fund at any time. No front-end sales charges will be imposed on the Class A Shares acquired through a conversion of Class R Shares. The Adviser believes (based on an opinion from PricewaterhouseCoopers LLP, the Funds' independent registered accounting firm) that the conversion of Class R Shares of a Fund for Class A Shares of the same Fund should not constitute a taxable event for federal income tax purposes.

     Additional purchases of Class A Shares of a Fund, other than dividend reinvestments, may be subject to a front-end sales charge. In addition, you may incur additional fees if you buy, exchange or sell shares through a broker or agent.


Shareholder Servicing Plan for Class A Shares

Each Fund has adopted a Shareholder Servicing Plan for its Class A
Shares. Shareholder servicing agents provide administrative and support services to their customers which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, a Fund pays a fee at an annual rate of up to 0.25% of the average daily net assets of the Class A Shares serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.

Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted a Distribution and Service Plan for Class C and Class R Shares of the Balanced Fund.

     Under the Class R Distribution and Service Plan, the Balanced Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets. The fee is paid for general distribution services, for selling Class R Shares of the Fund and for providing personal services to their shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries, including KeyBank and its affiliates, and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

     Under the Class C Distribution and Service Plan, Class C Shares of the Balanced Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the Fund's average daily net assets. Of this amount, 0.75% of the Fund's average daily net assets will be paid for general distribution services and for selling Class C Shares of the Fund. The Fund will pay 0.25% of its average daily net assets to compensate financial institutions that provide personal services to their shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries, including KeyBank and its affiliates, and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

     Because Rule 12b-1 fees are paid out of the Balanced Fund's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class R and Class C Shares do not convert into any other class of shares.

     Victory has adopted a separate Rule 12b-1 Distribution and Service Plan for Class A Shares of each Fund. This share class does not make any payments under this plan. See the SAI for more details regarding this plan.

     The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other financial intermediaries and service providers, including McDonald Investments Inc. (an affiliate of the Adviser), for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds or other Victory Funds to its customers. More information about these payments is contained in the SAI. You should ask your dealer or financial intermediary for more details about any such payments it receives.

How to Buy Shares

You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum investment required to open an account is $500 ($100 for IRA accounts), with additional investments of at least $25. There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs. The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

     If you buy shares directly from the Funds and your investment is received in good order and accepted by 4:00 p.m. Eastern Time or the close of regular trading on the NYSE (whichever time is earlier), your purchase will be processed the same day using that day's share price.

Make your check payable to: The Victory Funds


Keep these addresses handy for purchases, exchanges, or redemptions.


BY REGULAR U.S. MAIL

Send completed Account Applications with your check or bank draft to:

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593


BY OVERNIGHT MAIL

Use the following address ONLY for overnight packages:

The Victory Funds
c/o BISYS TA Operations
3435 Stelzer Road
Columbus, OH 43219
PHONE: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.


BY TELEPHONE

800-539-FUND (800-539-3863)


ON THE INTERNET

www.VictoryConnect.com

To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Access Accounts, Victory Funds, General Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.


When you invest through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ.

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.


Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.


Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Funds for details regarding an IRA or other retirement plan that works best for your financial situation.


All purchases must be made in U.S. dollars and drawn on U.S. banks. A Fund may reject any purchase order in its sole discretion. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks, and third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Funds. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.


If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

How to Exchange Shares

You may exchange shares of one Victory Fund to buy shares of the same class of any other. You may also exchange your Class A or Class R Shares of any Victory Fund for shares of any Victory money market fund. You may also exchange your shares of any Victory money market fund for Class A or Class R Shares of any Victory Fund. All exchanges are subject to the conditions described below. If your request is received and accepted by 4:00 p.m. Eastern Time, or the close of regular trading on the NYSE, whichever is earlier, your exchange will be processed the same day.


You can exchange shares of a Fund by calling 800-539-FUND, at www.VictoryConnect.com, or by writing Victory. When you exchange shares of a Fund, you should keep the following in mind:

o Shares of the Fund selected for exchange must be available for sale in your state of residence.

o The Fund shares you want to exchange and the Fund shares you want to buy must be subject to the exchange privilege.

o If you acquire Class A Shares of a Fund as a result of an exchange, you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund that has a 5.75% sales charge as a result of an exchange from another Victory fund that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

o On certain business days, such as Columbus Day and Veterans Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

o You must meet the minimum purchase and any other eligibility requirements for the Fund you purchase by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least ten business days before you can exchange them; after the account is open ten business days, you can exchange shares on any business day.

o Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

o Before exchanging, read the prospectus of the Fund you wish to purchase by exchange, which may be subject to different risks, fees and expenses.

o An exchange of Fund shares constitutes a sale for tax purposes, unless the exchange is made within an IRA or other tax-deferred account.

o Owners of Class A Shares of the Convertible Fund that had been classified as Class G Shares prior to January 17, 2003, may exchange their shares for Class R Shares of any Victory Fund or for Class A Shares of any Victory Fund that does not offer Class R Shares without paying a sales charge.


You can obtain a list of funds available for exchange by calling 800-539-FUND or by visiting www.VictoryConnect.com.

How to Sell Shares

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day. You cannot redeem your shares at www.VictoryConnect.com.

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.


BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

o    Mail a check to the address of record;

o    Wire funds to a previously designated domestic financial institution;

o    Mail a check to a previously designated alternate address; or

o    Electronically transfer your redemption via the Automated Clearing House
     (ACH) to a previously designated domestic financial institution.

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


BY MAIL

Use the regular U.S. mail or overnight mail address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

o    Your account registration has changed within the last 15 days;

o    The check is not being mailed to the address on your account;

o    The check is not being made payable to the owner of the account;

o The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

o The check or wire is being sent to a different bank account than was previously designated.

     You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your funds will be wired on the next business day.


BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier). It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.


Additional Information about Redemptions

     o Redemption proceeds from the sale of shares purchased by a check will be held until the purchase check has cleared, which may take up to 10 business days.

     o A Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

     o A Fund may suspend your right to redeem your shares in the following circumstances:

          o    During non-routine closings of the NYSE;

          o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

          o When the SEC orders a suspension to protect a Fund's shareholders.

     o Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.


About Victory

Each Fund is a member of The Victory Portfolios, a group of 21 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.


The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement with Victory Capital Management Inc. (the Adviser). The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser, a second-tier subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2004, the Adviser and its affiliates managed assets totaling in excess of $53.5 billion for individual and institutional clients. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

     For the fiscal year ended October 31, 2004, the Adviser was paid advisory fees, after waivers, based on a percentage of the average daily net assets of each Fund as follows:

Balanced Fund                                0.68%
Convertible Fund                             0.75%

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc. pays Victory Capital Management Inc. an additional fee at the annual rate of up to 0.04% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


Portfolio Management

Cynthia G. Koury is the portfolio manager, Lawrence G. Babin is the lead portfolio manager of the equity investments and Thomas M. Seay is the lead portfolio manager of the fixed income investments of the Balanced Fund. Together, they are primarily responsible for the day-to-day management of the Fund's portfolio. Ms. Koury is a Senior Portfolio Manager and Senior Managing Director with the Adviser and has been associated with the Adviser or an affiliate since 1996. She has been a portfolio manager of the Fund since November 2004. A Chartered Financial Analyst Charter Holder, Mr. Babin is a Chief Investment Officer and Senior Managing Director of the Adviser and has been associated with the Adviser or an affiliate since 1982. Mr. Babin has been a portfolio manager of the Fund since December 2003. Mr. Seay is a Chief Investment Officer and Senior Managing Director with the Adviser. He is responsible for all fixed income portfolio management of the Adviser, including mutual funds, commingled funds, and separately managed accounts. He has been managing investments since 1979. Mr. Seay has been a portfolio manager of the Fund since November 2004 and has been associated with the Adviser or an affiliate since 1998.

Richard A. Janus, James K. Kaesberg, and Amy E. Bush are the portfolio managers of the Convertible Fund. Mr. Janus and Mr. Kaesberg have held that position since April 1996, and Ms. Bush since January 2000. Together they are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Janus is a Chief Investment Officer and Senior Managing Director of the Adviser, and has been associated with the Adviser or its affiliates since 1977. Mr. Kaesberg is a Portfolio Manager and Managing Director of Convertible Securities Investments for the Adviser, and has been associated with the Adviser or its affiliates since 1985. Ms. Bush is a Director of the Adviser and has been associated with the Adviser or an affiliate since 1993.


The Funds' Statement of Additional Information provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Additional Information

Some additional information you should know about the Funds.


Fund Classes

At some future date, the Funds may offer additional classes of shares. Each Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.


Performance

The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information will include the average annual total return of each Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the "Investment Performance" section for the Fund in which you would like to invest.


Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds may send only one copy of any shareholder reports, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.


Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), an affiliate of BISYS
Fund Services, Inc., located at 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, serves as distributor for the continuous offering of the Funds' shares. The Distributor is not affiliated with the Adviser.

     KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114, serves as the custodian of the Funds' investments and cash and settles trades made by the Funds.

     BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator to the Funds.

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent, fund accountant and dividend disbursing agent for the Funds.

     PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, OH 43215, serves as the Independent Registered Public Accounting Firm for the Funds.

     Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, NY 10022, serves as legal counsel to the Funds.

       If you would like to receive additional copies of any materials, please call the Funds at

                                 800-539-FUND

                   or please visit www.VictoryConnect.com.

Financial Highlights


BALANCED FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                               Class A Shares

                                                   Year             Year             Year              Year              Year
                                                  Ended            Ended            Ended             Ended             Ended
                                                October 31,      October 31,      October 31,       October 31,       October 31,
                                                   2004             2003             2002              2001              2000

Net Asset Value, Beginning of Period            $  11.24         $  10.48         $  12.35          $  14.47          $  15.10

Investment Activities:
     Net investment income                          0.17             0.17             0.26              0.30              0.33
     Net realized and unrealized
       gains (losses) on investments                0.88             0.81            (1.17)            (1.17)             0.62

         Total from Investment Activities           1.05             0.98            (0.91)            (0.87)             0.95

Distributions
     Net investment income                         (0.21)           (0.22)           (0.28)            (0.30)            (0.34)
     In excess of net investment income               --               --               --                --             (0.01)
     Net realized gains                               --               --            (0.68)            (0.95)            (1.23)

         Total Distributions                       (0.21)           (0.22)           (0.96)            (1.25)            (1.58)

Net Asset Value, End of Period                  $  12.08         $  11.24         $  10.48          $  12.35          $  14.47

Total Return (excludes sales charges)               9.37%            9.45%           (8.05)%           (6.50)%            6.74%

Ratios/Supplemental Data:
Net Assets at end of period (000)               $124,494         $133,959         $298,643          $386,284          $412,606
Ratio of expenses to
   average net assets                               1.26%            1.23%            1.17%             1.25%             1.27%
Ratio of net investment income
   to average net assets                            1.42%            1.82%            2.25%             2.30%             2.36%
Ratio of expenses to
   average net assets<F1>                           1.30%            1.24%            1.24%             1.32%             1.35%
Ratio of net investment income
   to average net assets<F1>                        1.38%            1.81%            2.18%             2.23%             2.28%
Portfolio turnover <F2>                              134%             112%             103%              116%              140%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class C and Class R Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                     Class C Shares                                    Class R Shares

                                               March 1,                                                          December 15,
                                   Year          2003            Year         Year         Year         Year         1999
                                  Ended         through         Ended        Ended        Ended        Ended        through
                                October 31,   October 31,     October 31,  October 31,  October 31,  October 31,  October 31,
                                   2004        2003<F2>          2004         2003         2002         2001       2000<F2>

Net Asset Value,
  Beginning of Period             $11.22        $10.12          $11.25       $10.49       $12.36       $14.49       $13.92

Investment Activities:
     Net investment income          0.12          0.09            0.13         0.16         0.20         0.26         0.30
     Net realized
       and unrealized
       gains (losses)
       on investments               0.88          1.10            0.89         0.79        (1.15)       (1.18)        0.57

         Total from
           Investment
           Activities               1.00          1.19            1.02         0.95        (0.95)       (0.92)        0.87

Distributions
     Net investment income         (0.16)        (0.09)          (0.18)       (0.19)       (0.24)       (0.26)       (0.30)
     In excess of net
       investment income              --            --              --           --           --           --           --<F3>
     Net realized gains               --            --              --           --        (0.68)       (0.95)          --

         Total Distributions       (0.16)        (0.09)          (0.18)       (0.19)       (0.92)       (1.21)       (0.30)

Net Asset Value, End of Period    $12.06        $11.22          $12.09       $11.25       $10.49       $12.36       $14.49

Total Return
   (excludes contingent
   deferred sales charges)          8.86%        11.89%<F4>       9.09%        9.17%       (8.40)%      (6.86)%       6.32%<F4>

Ratios/Supplemental Data:
Net Assets at
  end of period (000)             $  457        $   49          $4,247       $4,425       $3,541       $2,195       $1,141
Ratio of expenses to
   average net assets               1.70%         1.69%<F5>       1.50%        1.50%        1.58%        1.59%        1.57%<F5>
Ratio of net investment income
   to average net assets            0.94%         1.04%<F5>       1.17%        1.48%        1.87%        1.95%        2.04%<F5>
Ratio of expenses to
   average net assets<F1>           4.29%         3.64%<F5>       2.11%        2.06%        2.21%        2.42%        3.95%<F5>
Ratio of net investment income
   (loss) to average
   net assets<F1>                  (1.65)%       (0.91)%<F5>      0.56%        0.92%        1.24%        1.12%       (0.34)%<F5>
Portfolio turnover <F6>              134%          112%            134%         112%         103%         116%         140%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> Period from commencement of operations.

<F3> Less than $0.01 per share.

<F4> Not annualized.

<F5> Annualized.

<F6> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights


CONVERTIBLE FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                                  Class A Shares

                                                   Year              Year             Year             Year              Year
                                                  Ended             Ended            Ended            Ended             Ended
                                                October 31,       October 31,      October 31,      October 31,       October 31,
                                                   2004              2003             2002             2001              2000

Net Asset Value, Beginning of Period             $ 11.48           $ 10.04          $ 11.34           $ 14.29           $ 12.99

Investment Activities:
     Net investment income                          0.25              0.32             0.34              0.33              0.54
     Net realized and unrealized
       gains (losses) on investments                0.49              1.45            (1.31)            (1.40)             1.97

         Total from Investment Activities           0.74              1.77            (0.97)            (1.07)             2.51

Distributions
     Net investment income                         (0.26)            (0.33)           (0.33)            (0.35)            (0.58)
     Net realized gains                               --                --               --             (1.53)            (0.63)

         Total Distributions                       (0.26)            (0.33)           (0.33)            (1.88)            (1.21)

Net Asset Value, End of Period                   $ 11.96           $ 11.48          $ 10.04           $ 11.34           $ 14.29

Total Return (excludes sales charges)               6.42%            17.89%           (8.74)%           (8.22)%           20.57%

Ratios/Supplemental Data:
Net Assets at end of period (000)                $68,448           $94,496          $58,115           $74,930           $96,451
Ratio of expenses to
   average net assets                               1.34%             1.35%            1.32%             1.26%             1.24%
Ratio of net investment income
   to average net assets                            2.10%             2.98%            3.08%             2.76%             4.01%
Ratio of expenses to
   average net assets<F1>                           <F2>              <F2>             1.34%             1.32%             1.24%
Ratio of net investment income
   to average net assets<F1>                        <F2>              <F2>             3.06%             2.70%             4.01%
Portfolio turnover                                    52%               59%              50%               72%               95%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no voluntary fee reductions during the period.



Appendix                                    Below-investment-grade Securities

The Convertible Fund's investments in securities are not limited by credit quality. Below-investment-grade debt securities are sometimes referred to as "junk bonds." Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities, because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered "speculative," which means that there is a higher risk that the Convertible Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security.

     The Convertible Fund may purchase securities rated Ba, B, Caa, or lower by Moody's and BB, B, CCC, or lower by S&P. The Convertible Fund also may purchase unrated securities with similar characteristics. Generally, the Convertible Fund will not purchase securities rated Ba or lower by Moody's or BB or lower by S&P (or similar unrated securities) unless the Adviser believes that the positive qualities of the security justify the potential risk.

     The following summarizes the characteristics of some of the below-investment-grade ratings of Moody's and S&P:


Moody's:

Ba-rated securities have "speculative elements" and "their future cannot be considered as well-assured." The protection of interest and principal payments "may be very moderate, and thereby not well safeguarded."

     B-rated securities "generally lack characteristics of the desirable investment," and the likelihood of payment of interest and principal over the long-term "may be small."

     Caa-rated securities are of "poor standing." These securities may be in default or "there may be present elements of danger" with respect to principal or interest.

     Ca-rated securities "are speculative in a high degree."


S&P:

BB-rated securities and below are regarded as "predominantly speculative." BB-rated securities have less near-term potential for default than other securities, but may face "major ongoing uncertainties" to economic factors that may result in failure to make interest and principal payments.

     B-rated securities have "a greater vulnerability to default" but have the current ability to make interest and principal payments.

     CCC-rated securities have a "currently identifiable vulnerability to default."

     CC-rated securities may be used to cover a situation where "a Bankruptcy petition has been filed, but debt service payments are continued."

     See the SAI for more information about ratings.

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                                      30

                    This page is intentionally left blank.

                    This page is intentionally left blank.

Victory Funds Privacy Policy


Protecting the Privacy of Information

The Victory Portfolios respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

     We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

     To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. Victory Portfolios do not share information with other companies for purposes of marketing solicitations for products other than the Victory Portfolios. Therefore, Victory Portfolios do not provide opt-out options to their shareholders.

                       [Not a part of this Prospectus]

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535

If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


Statement of Additional Information (SAI)

Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


Annual and Semi-annual Reports

Provide additional information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain copies of the SAI, Annual or Semi-Annual Reports, or more information at no charge, please call the Funds at

800-539-FUND
(800-539-3863).


How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).

By mail:
      The Victory Funds
      P.O. Box 182593
      Columbus, OH 43218-2593

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Fund documents can be viewed on-line or downloaded at www.VictoryConnect.com or from the SEC at http://www.sec.gov (text only).


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.


Victory Funds
LOGO(R)

Investment Company Act File Number 811-4852

VF-SPEC-PRO (3/05)

Prospectus

March 1, 2005,
as revised April 12, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Victory Funds
LOGO(R)


Tax-Exempt
Fixed Income Funds

National Municipal
Bond Fund
Class A Shares

Ohio Municipal
Bond Fund
Class A Shares

www.VictoryConnect.com
800-539-FUND
(800-539-3863)

The Victory Portfolios

                              Table of Contents

Risk/Return Summary                                                   1
An analysis which includes the investment objective,
principal strategies, principal risks, performance,
and expenses of each Fund.
      National Municipal Bond Fund
        Class A Shares                                                2


      Ohio Municipal Bond Fund
        Class A Shares                                                4

Investments                                                           6

Risk Factors                                                          7

Share Price                                                           9

Dividends, Distributions, and Taxes                                  10

Investing with Victory
      o Investing in Class A Shares                                  13
      o How to Buy Shares                                            16
      o How to Exchange Shares                                       18
      o How to Sell Shares                                           19

Organization and Management of the Funds                             21

Additional Information                                               22

Financial Highlights
      National Municipal Bond Fund                                   23
      Ohio Municipal Bond Fund                                       24




Key to Fund Information


Objective and Strategies

The goals and the strategies that a Fund plans to use to pursue its investment objective.


Risk Factors

The risks you may assume as an investor in a Fund.


Performance

A summary of the historical performance of a Fund in comparison to one or more unmanaged indices.


Expenses

The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.


Shares of the Funds are:

     o    Not insured by the FDIC;

     o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

     o Subject to possible investment risks, including possible loss of the amount invested.

Risk/Return Summary


Introduction

This Prospectus explains what you should know about the Victory Funds described in this Prospectus (the Funds), before you invest. Please read it carefully.


Investment Objectives

Each Fund pursues its investment objective by investing primarily in general obligation bonds and revenue bonds. Each Fund has unique investment strategies and its own risk/reward profile. Please review the information in the Risk/Return Summary for each Fund and the "Investments" section later in the Prospectus.


Risk Factors

The Funds may share many of the same risk factors. For example, all of the Funds are subject to interest rate, inflation, reinvestment, and credit risks. The Funds are not insured by the FDIC. In addition, there are other potential risks, discussed later in the Prospectus.


Who May Want to Invest in the Funds

     o    Investors in higher tax brackets seeking tax-exempt income

     o    Investors seeking income over the long term

     o    Investors with moderate risk tolerance

     o Investors seeking higher potential returns than are provided by money market funds

     o    Investors willing to accept price and dividend fluctuations


Share Classes

Each Fund offers Class A Shares. See "Investing in Class A Shares."


The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.


Victory Capital Management Inc., which we will refer to as the "Adviser" throughout this Prospectus, manages the Funds.

Please read this Prospectus before investing in the Funds and keep it for future reference.

National Municipal Bond Fund

CLASS A SHARES
Cusip#: 926464728
Ticker: VNMAX



Investment Objective

The Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in:

     o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

     o    Zero coupon, tax, revenue, and bond anticipation notes; and

     o    Tax-exempt commercial paper.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of various states or municipalities, the interest on which is exempt from federal income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

Important characteristics of the Fund's investments:

     o Quality: Municipal securities rated A or above at the time of purchase by Standard & Poor's (S&P), Fitch, Inc. (Fitch), Moody's Investors Service (Moody's), or another NRSRO,* or if unrated, of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information.

     o Maturity: The average effective maturity of the Fund generally will range from 5 to 11 years. Under certain market conditions, the Fund's portfolio manager may go outside these boundaries.

*An NRSRO is a nationally recognized statistical ratings organization that assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

     In making investment decisions, the Adviser looks for securities that provide interest income exempt from federal income tax and offer above average total return potential. Our strategy involves purchasing market segments and individual issues that we believe are undervalued, while selling those that we believe have become overvalued.

     Municipal securities are issued to raise money for public purposes. General obligation bonds are backed by the taxing power of a state or municipality. This means the issuing authority can raise taxes to cover the payments. Revenue bonds are backed by revenues from a specific tax, project, or facility. Principal and interest payments on some municipal securities are insured by private insurance companies.

     The Fund's higher portfolio turnover may result in higher expenses and taxable capital gain distributions.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o Economic or political events take place in a state which make the market value of that state's obligations go down.

     o    The market value of the Fund's portfolio securities declines.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    Interest rates rise.

     o    An issuer's credit quality is downgraded or an issuer defaults.

     o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

     o    The rate of inflation increases.

     o The average life of a mortgage-related security is shortened or lengthened.

     The principal risks summarized above are more fully described in "Risk Factors."

     The Fund primarily invests in municipal securities from several states, rather than from a single state. The Fund is a non-diversified fund. As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. This could make the Fund more susceptible to the credit risk of a particular issuer. The Fund also is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status.

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     17.67%
1996      4.45%
1997      8.76%
1998      6.30%
1999     -0.89%
2000     11.81%
2001      5.46%
2002      9.45%
2003      4.04%
2004      3.24%


Highest/lowest quarterly results during this time period were:

Highest     6.46% (quarter ended March 31, 1995)

Lowest     -2.69% (quarter ended June 30, 2004)


     The table below shows how the average annual total returns for Class A Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.


Average Annual Total Returns
(For the Periods ended
December 31, 2004)              1 Year   5 Years   10 Years

CLASS A(1)

Before Taxes                     1.22%     6.31%      6.70%

After Taxes on Distributions     0.92%     5.57%      6.20%

After Taxes on Distributions
and Sale of Fund Shares          1.86%     5.43%      6.04%

Lehman 7-Year
Municipal Bond Index(2)          3.15%     6.61%      6.48%
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1) Performance for the Class A Shares of the Fund was calculated based on the current maximum sales charge of 2.00%. From the Fund's inception until April 30, 2001, the maximum sales charge was 5.75%.

(2) The Lehman Brothers 7-Year Municipal Bond Index is an unmanaged index comprised of investment grade municipal bonds with maturities of 6 to 8 years, weighted according to the total market value of each bond in the Index. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)              Class A

Maximum Sales Charge
Imposed on Purchases                                   2.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge                           NONE(2)
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                 NONE

Redemption or Exchange Fees                             NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                                        0.55%

Distribution (12b-1) Fees                              0.00%

Other Expenses(3)                                      0.66%
(includes a shareholder
servicing fee of 0.25%)

Total Fund Operating Expenses(4)                       1.21%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3)  Restated to reflect current fees.

(4) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 1.00%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc., the Fund's administrator ("BISYS"), or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $321      $576        $852       $1,637

Ohio Municipal Bond Fund

CLASS A SHARES
Cusip#: 926464801
Ticker: SOHTX


Investment Objective

The Fund seeks to provide a high level of current interest income which is exempt from both federal income tax and Ohio personal income tax.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in:

     o Municipal securities, including mortgage-related securities, with fixed, variable, or floating interest rates;

     o    Zero coupon, tax, revenue, and bond anticipation notes; and

     o    Tax-exempt commercial paper.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of the state of Ohio or its municipalities, or other jurisdictions such as Puerto Rico, the interest on which is exempt from federal and Ohio state income tax. Federal income taxation includes the alternative minimum tax. The Fund will not change this policy without shareholder approval. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

Important characteristics of the Fund's investments:

     o Quality: Municipal securities rated A or above at the time of purchase by S&P, Fitch, Moody's, or another NRSRO,* or if unrated, of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).

     o Maturity: The average effective maturity of the Fund generally will range from 5 to 15 years. Under certain market conditions, the Fund's portfolio manager may go outside these boundaries.

*An NRSRO is a nationally recognized statistical ratings organization that assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

     In making investment decisions, the Adviser looks for securities that provide interest income exempt from federal and Ohio state income tax and offer above average total return potential. Our strategy involves purchasing market segments and individual issues that we believe are undervalued, while selling those that we believe have become overvalued.

     Municipal securities are issued to raise money for public purposes. General obligation bonds are backed by the taxing power of a state or municipality. This means the issuing authority can raise taxes to cover the payments. Revenue bonds are backed by revenues from a specific tax, project, or facility. Principal and interest payments on some municipal securities are insured by private insurance companies.

     The Fund's high portfolio turnover rate may result in higher expenses and taxable capital gain distributions.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o Economic or political events take place in Ohio which make the market value of Ohio obligations go down.

     o    The market value of the Fund's portfolio securities declines.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    Interest rates rise.

     o    An issuer's credit quality is downgraded or an issuer defaults.

     o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

     o    The rate of inflation increases.

     o The average life of a mortgage-related security is shortened or lengthened.

     The principal risks summarized above are more fully described in "Risk Factors."

     The Fund is a non-diversified fund. As a non-diversified fund, the Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. This could make the Fund more susceptible to the credit risk of a particular issuer. The Fund is subject to the risks associated with investing in municipal debt securities, including the risk that certain investments could lose their tax-exempt status. The Fund is subject to additional risks because it concentrates its investments in a single geographic area. Ohio's economic activity includes the service sector, durable goods manufacturing, and agricultural industries. Manufacturing activity is concentrated in cyclical industries; therefore, the Ohio economy may be more cyclical than other states. The SAI explains the risks specific to investments in Ohio municipal securities.

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     17.72%
1996      4.32%
1997      7.87%
1998      6.56%
1999     -2.67%
2000     11.72%
2001      4.14%
2002      9.08%
2003      3.80%
2004      2.41%


Highest/lowest quarterly results during this time period were:

Highest     6.68% (quarter ended March 31, 1995)

Lowest     -2.70% (quarter ended June 30, 2004)


     The table below shows how the average annual total returns for Class A Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.


Average Annual Total Returns
(For the Periods ended
December 31, 2004)              1 Year   5 Years   10 Years

CLASS A(1)

Before Taxes                     0.34%     5.74%      6.15%

After Taxes on Distributions     0.27%     5.54%      5.96%

After Taxes on Distributions
and Sale of Fund Shares          1.43%     5.39%      5.82%

Lehman 10-Year
Municipal Bond Index(2)          4.15%     7.04%      7.08%
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1) Performance for the Class A Shares of the Fund was calculated based on the current maximum sales charge of 2.00%. From the Fund's inception until April 30, 2001, the maximum sales charge was 5.75%.

(2) The Lehman Brothers 10-Year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8 to 12 years. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)              Class A

Maximum Sales Charge
Imposed on Purchases                                   2.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge                           NONE(2)
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                 NONE

Redemption or Exchange Fees                             NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees(3)                                     0.55%

Distribution (12b-1) Fees                              0.00%

Other Expenses(4)                                      0.55%
(includes a shareholder
servicing fee of 0.25%)

Total Fund Operating Expenses(5)                       1.10%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) Effective January 1, 2005, the maximum annual advisory fee for this Fund is 0.55% of the Fund's average daily net assets. Prior to this date, the maximum fee had been 0.60%.

(4)  Restated to reflect current fees.

(5) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $310      $543        $794       $1,513

Investments

The following describes some of the types of securities the Funds may purchase under normal market conditions. A Fund will not necessarily buy all of the securities listed below.

     For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

     For more information on ratings and a more complete description of which Funds can invest in certain types of securities, see the Statement of Additional Information (SAI).


Revenue Bonds.

Payable only from the proceeds of a specific revenue source, such as the users of a municipal facility.


General Obligation Bonds.

Secured by the issuer's full faith, credit, and taxing power for payment of interest and principal.


When-Issued and Delayed-Delivery Securities.

A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the NAV of a Fund.


Zero Coupon Bonds.

These securities are purchased at a discount from face value. The bond's face value is received at maturity, with no interest payments before then.


Municipal Lease Obligations.

Issued to acquire land, equipment, or facilities. They may become taxable if the lease is assigned. The lease could terminate, resulting in default.


Certificates of Participation.

A certificate that states that an investor will receive a portion of the lease payments from a municipality.


Refunding Contracts.

Issued to refinance an issuer's debt. A Fund buys these at a stated price and yield on a future settlement date.


Tax, Revenue, and Bond Anticipation Notes.

Issued in expectation of future revenues.


+Variable & Floating Rate Securities.

Investment grade instruments, some of which may be derivatives or illiquid, with interest rates that reset periodically.


Mortgage-Backed Securities, Tax-Exempt.

Tax-exempt investments secured by a mortgage or pools of mortgages.


Resource Recovery Bonds.

Issued to build waste-to-energy facilities and equipment.


Tax Preference Items.

Tax-exempt obligations that pay interest which is subject to the federal "alternative minimum tax."


Industrial Development Bonds and Private Activity Bonds.

Secured by lease payments made by a corporation, these bonds are issued for financing large industrial projects; i.e., building industrial parks or factories.


Tax Exempt Commercial Paper.

Short-term obligations that are exempt from state and federal income tax.


+Demand Features, or "Puts."

Contract for the right to sell or redeem a security at a predetermined price on or before a stated date. Usually the issuer obtains either a stand-by or direct pay letter of credit or guarantee from banks as backup.


Average Effective Maturity.

Based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.

+ Derivative Instruments: Indicates an instrument whose value is linked to, or derived from another security, instrument, or index.

Portfolio Holdings Disclosure

Each Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (April 30th) and its fiscal year (October 30th) in its reports to shareholders. The Funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Funds' website, www.VictoryConnect.com, and on the SEC's website, www.sec.gov.

     Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (January 31 and July 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC's website, www.sec.gov.

     Each Fund also discloses its complete portfolio holdings each calendar quarter on the Funds' website, www.VictoryConnect.com, on approximately the 15th day of the following calendar month.

     The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Funds' portfolio holdings.


Risk Factors

The following describes the principal risks that you may assume as an investor in the Funds.

     Except as noted, each Fund is subject to the principal risks described below.


General Risks:

     o Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

     o Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risks associated with investing in debt securities:

     o Interest rate risk is the risk that the value of a security will decline if interest rates rise. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.

     o Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.


By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

     o Reinvestment risk is the risk that when interest rates are declining a Fund that receives interest income or prepayments on a security will have to reinvest at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

     o Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by NRSROs such as S&P, Fitch or Moody's.


Risks associated with investing in municipal debt securities:

     o Tax-exempt status risk is the risk that a municipal debt security issued as a tax-exempt security may be declared by the Internal Revenue Service to be taxable.


Risks associated with investing in the securities of a single state (Ohio Municipal Bond Fund only):

     o Concentration and non-diversification risk is the risk that only a limited number of high-quality securities of a particular type may be available. Concentration and non-diversification risk is greater for funds that primarily invest in the securities of a single state. Concentration risk may result in a Fund being invested in securities that are related in such a way that changes in economic, business, or political circumstances that would normally affect one security also could affect other securities within that particular segment of the bond market.


Risks associated with non-diversification
(National Municipal Bond Fund only):

     o A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.


Risks associated with investing in mortgage-related securities:

     o Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

     o Extension risk is the risk that the rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.


An investment in a Fund is not a complete investment program.


It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Share Price


Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of regular trading on the New York Stock Exchange, Inc. (NYSE), whichever time is earlier (the Valuation Point). You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE and the bond market are open. On any business day when the Bond Market Association (BMA) recommends that the securities markets close early, each Fund reserves the right to refuse any purchase order received after the BMA recommended closing time (the Alternative Closing Time). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time but no later than the Valuation Point.

     The Funds price their investments based on market value when market quotations are readily available. When these quotations are not readily available, the Funds will price their investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:

      o trading in the security has been halted;

      o the market quotation for the security is clearly erroneous due to a clerical error;

      o the security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or

      o an event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

     The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. Also, the use of fair value pricing may not reflect a security's actual market value in light of subsequent relevant information, such as the security's opening price on the next trading day. Each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Fund.

        Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

     You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets. You may also find each Fund's net asset value by calling 800-539-3863 or by visiting the Funds' website at www.VictoryConnect.com.


The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.


Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares ("market timing"). We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy. In identifying market timing activity, we consider, among other things, the frequency of your trades, whether you combine your trades with a group of shareholders, or whether you placed your order through a securities dealer or financial intermediary.

     Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders as a result of increased portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

     The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:

     o Employ "fair value" pricing, as described in this prospectus under "Share Price," to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and

     o Monitor for suspected market timing activity based on "round trip" transaction history, that is, the exchange of one Victory Fund's shares for those of another Victory Fund and subsequent exchange back to the original Victory Fund or the redemption of a Victory Fund and subsequent purchase of the same Fund. Any account with a history of round trips is suspected of market timing.

     With respect to suspected market timing by investors who acquire Fund shares directly through the Transfer Agent or for whom sufficient identifying information is disclosed to the Funds, the Funds will suspend the trading privileges (other than redemption of Fund shares) of:

     o    Any account with a single round trip within a 30-day period; or

     o    Any account with two round trips within 90 days.

     With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third party administrators and insurance companies), the Funds will request that the intermediary review underlying account activity for round trip exchanges. To the extent that the intermediary has identified suspected market timing activity, the Funds will instruct the intermediary to suspend the customer account in accordance with the criteria described above for direct or disclosed Fund investors.


Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income from dividends and distributions earned on investments after expenses. A Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

     Ordinarily, the Funds declare and pay dividends monthly. Each class of shares declares and pays dividends separately.

     Please check with your Investment Professional to find out if the following options are available to you.


You can receive distributions in one of the following ways.


      REINVESTMENT OPTION

      You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


      CASH OPTION

      A check will be mailed to you no later than seven days after the dividend payment date.


An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

      INCOME EARNED OPTION

      You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.


      DIRECTED DIVIDENDS OPTION

      In most cases, you can automatically reinvest distributions in the same class of shares of another fund of the Victory Funds. If you reinvest your distributions in a different fund, you may pay a sales charge on the reinvested distributions.


      DIRECTED BANK ACCOUNT OPTION

      In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.


Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.


Buying a Dividend.
You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.


Important Information about Taxes

No Fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

     o Certain dividends from a Fund will be "exempt-interest dividends," which are exempt from federal income tax. However, exempt-interest dividends are not necessarily exempt from state or local taxes.

     o Any dividends from a Fund's net income which are not "exempt-interest dividends" and any short-term capital gains are treated as ordinary income; dividends from a Fund's long-term capital gains are taxable as long-term capital gain.

     o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares of the Fund. They also may be subject to state and local taxes.

     o An exchange of a Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

     o Certain dividends paid to you in January may be taxable as if they had been paid to you the previous December.

     o Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

     o Certain dividends from the Ohio Municipal Bond Fund will be exempt from certain Ohio state and local taxes.

     o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

     o A Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a Fund is notified by the Internal Revenue Service that backup withholding is required.

     o You should review the more detailed discussion of federal income tax considerations in the SAI.


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, Victory Portfolios ("Victory") can help. The sections that follow will serve as a guide to your investments with Victory. "Investing in Class A Shares" contains important information about the cost structure of Class A Shares of the Funds. The following sections describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of a Fund.

     We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.

All you need to do to get started is to fill out an application.


Customer Identification Program


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

     As a result, the Funds must obtain the following information for each person who opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Investing in Class A Shares

Each Fund offers Class A Shares.


Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed below.

                                      Sales Charge            Sales Charge
                                        as a % of               as a % of
Your Investment in the Fund          Offering Price          Your Investment

Up to $49,999                             2.00%                   2.04%

$50,000 up to $99,999                     1.75%                   1.78%

$100,000 up to $249,999                   1.50%                   1.52%

$250,000 up to $499,999                   1.25%                   1.27%

$500,000 up to $999,999                   1.00%                   1.01%

$1,000,000 and above*                     0.00%                   0.00%

*There is no initial sales charge on purchases of $1 million or more.
 However, a contingent deferred sales charge (CDSC) of up to 1.00% may be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.


Sales Charge Reductions and Waivers for Class A Shares

You may reduce or eliminate sales charges in the following cases:

     1. A Letter of Intent allows you to buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     2. Rights of Accumulation allow you to add the value of any Class A Shares you already own (excluding Funds sold without a sales charge) to the amount of your next Class A investment to determine if your added investment will qualify for a reduced sales charge. The value of the Class A Shares you already own will be calculated by using the greater of the current value or the original investment amount.

     3. The Combination Privilege allows you to combine the value of Class A Shares you own in accounts of multiple Victory Funds (excluding Funds sold without a sales charge) and in accounts of household members of your immediate family (spouse and children under 21) to achieve a reduced sales charge on your added investment.

     4. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A Shares of a Fund, to reinvest all or part of the redemption proceeds in the Class A Shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds.


For historical expense information on Class A Shares, see the "Financial Highlights" at the end of this Prospectus.


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges, and, in some cases, eliminate the sales charge.

     In order to obtain a sales charge reduction or waiver, you must provide your financial intermediary or the Transfer Agent, at the time of purchase, current information regarding shares of the Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Funds held in:
(i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

     This section includes all the information you need to determine whether you are eligible for any Class A sales charge reduction. This prospectus is posted on the Funds' website at www.VictoryConnect.com.

     5. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

          a.   Purchases by:

               i.   current and retired Fund Trustees or officers;

               ii. directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* and

               iii. brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

          b. Purchases for trust or other advisory accounts established with KeyBank or its affiliates.

          c. Reinvestment of proceeds from a liquidation distribution of Class A Shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

          d.   Purchases for fee-based investment products or accounts.

          e.   Purchases by participants in the Victory Investment Program.

          f. Purchases of Class A Shares of the National Municipal Bond Fund and the Ohio Municipal Bond Fund, individually by shareholders of these Funds who had previously owned Class G Shares.


Shareholder Servicing Plan for Class A Shares

Each Fund has adopted a Shareholder Servicing Plan for its Class A
Shares. The shareholder servicing agent performs a number of services for its customers who are shareholders of the Funds. It establishes and maintains accounts and records, processes dividend payments, arranges for bank wires, assists in transactions, and changes account information. For these services Class A Shares pay a fee at an annual rate of up to 0.25% of the average daily net assets serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.


*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Family of Funds.

Distribution Plan

Victory has adopted a Rule 12b-1 Distribution and Service Plan for Class A Shares of each Fund. These share classes do not make any payments under this plan. See the SAI for more details regarding this plan.

     The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other financial intermediaries and service providers, including McDonald Investments Inc. (an affiliate of the Adviser), for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds or other Victory Funds to its customers. More information about these payments is contained in the SAI. You should ask your dealer or financial intermediary for more details about any such payments it receives.

How to Buy Shares

You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500, with additional investments of at least $25. The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. This fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

     If you buy Shares directly from the Funds and your investment is received in good order and accepted by the Valuation Point, your purchase order will be processed the same day using that day's share price. Your purchase order will not be processed if received after the Alternative Closing Time.

Make your check payable to: The Victory Funds


Keep these addresses handy for purchases, exchanges, or redemptions.


BY REGULAR U.S. MAIL

Send completed Account Applications with your check or money order to:

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593


BY OVERNIGHT MAIL

Use the following address ONLY for overnight packages:

The Victory Funds
c/o BISYS TA Operations
3435 Stelzer Road
Columbus, OH 43219
PHONE: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.


BY TELEPHONE

800-539-FUND (800-539-3863)


ON THE INTERNET

www.VictoryConnect.com

To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Access Accounts, Victory Funds, General Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.


Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500, then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in Shares of a Fund.


All purchases must be made in U.S. dollars and drawn on U.S. banks. A Fund may reject any purchase order in its sole discretion. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks and third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Funds. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500, we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.


If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

How to Exchange Shares

You may exchange shares of one Victory Fund to buy shares of the same class of any other. You may also exchange your Class A Shares of any Victory Fund for shares of any Victory money market fund. You may also exchange your shares of any Victory money market fund for Class A Shares of any Victory Fund. All exchanges are subject to the conditions described below. If your request is received and accepted by 4:00 p.m. Eastern Time, or the close of regular trading on the NYSE, whichever is earlier, your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the Alternative Closing Time.


You can exchange shares of a Fund by calling 800-539-FUND, at www.VictoryConnect.com, or by writing Victory. When you exchange shares of a Fund, you should keep the following in mind:

o Shares of the Fund selected for exchange must be available for sale in your state of residence.

o The Fund shares you want to exchange and the Fund shares you want to buy must be subject to the exchange privilege.

o If you acquire Class A Shares of a Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund that has a 5.75% sales charge as a result of an exchange from another Victory fund that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

o On certain business days, such as Columbus Day and Veterans Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

o You must meet the minimum purchase and any other eligibility requirements for the Fund you purchase by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least ten business days before you can exchange them; after the account is open ten business days, you can exchange shares on any business day.

o Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

o Before exchanging, read the prospectus of the Fund you wish to purchase by exchange, which may be subject to different risks, fees and expenses.

o An exchange of Fund shares constitutes a sale for tax purposes, unless the exchange is made within an IRA or other tax-deferred account.

o Owners of Class A Shares of the National Municipal Bond Fund and the Ohio Municipal Bond Fund that had been classified as Class G Shares prior to January 17, 2003, may exchange their shares for Class R Shares of any Victory Fund or for Class A Shares of any Victory Fund that does not offer Class R Shares, without paying a sales charge.


You can obtain a list of funds available for exchange by calling 800-539-FUND or by visiting www.VictoryConnect.com.

How to Sell Shares

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day. Your redemption will be processed on the next business day if received after the Alternative Closing Time. You cannot redeem your shares at www.VictoryConnect.com.


There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.


BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

o    Mail a check to the address of record;

o    Wire funds to a previously designated domestic financial institution;

o    Mail a check to a previously designated alternate address; or

o    Electronically transfer your redemption via the Automated Clearing House
     (ACH) to a previously designated domestic financial institution.

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


BY MAIL

Use the regular U.S. mail or overnight mail address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

o    Your account registration has changed within the last 15 days;

o    The check is not being mailed to the address on your account;

o    The check is not being made payable to the owner of the account;

o The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

o The check or wire is being sent to a different bank account than was previously designated.

     You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier) or before the Alternative Closing Time, your funds will be wired on the next business day.


BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier) or after the Alternative Closing Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal may be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.


Additional Information about Redemptions

     o Redemption proceeds from the sale of shares purchased by a check will be held until the purchase check has cleared, which may take up to 10 business days.

     o A Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

     o A Fund may suspend your right to redeem your shares in the following circumstances:

          o    During non-routine closings of the NYSE;

          o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

          o When the SEC orders a suspension to protect a Fund's shareholders.

     o Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.


About Victory

Each Fund is a member of The Victory Portfolios, a group of 21 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.


The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement with Victory Capital Management Inc. (the Adviser). The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser, a second-tier subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2004, the Adviser and its affiliates managed assets totaling in excess of $53.5 billion for individual and institutional clients. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

     During the fiscal year ended October 31, 2004, the Adviser was paid an advisory fee, after waivers, at an annual rate based on a percentage of the average daily net assets of each Fund as shown in the following table:

National Municipal Bond Fund                 0.45%
Ohio Municipal Bond Fund                     0.60%

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' Administrator, pays Victory Capital Management Inc. an additional fee at the annual rate of up to 0.04% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


Portfolio Management

Paul A. Toft and Sean M. Roche are the portfolio managers of each of the Funds. Mr. Toft has served as the portfolio manager of each of the Funds since 1994. A Chartered Financial Analyst Charter Holder, Mr. Toft is a
Senior Portfolio Manager and Managing Director of the Adviser. Mr. Roche has been a portfolio manager of the Funds since March 2005. A Senior Portfolio Manager and Director of the Adviser, he joined the Adviser in 2002, prior to which he served as a Vice President at The Muni Center and as a municipal bond Product Manager at Merrill Lynch, where he designed, implemented and managed municipal bond portfolios.

Additional Information


Some additional information you should know about the Funds.


Fund Classes

The Funds currently offer only the class of shares described in this Prospectus. At some future date, the Funds may offer additional classes of shares. The Fund or any class may be terminated at any time for failure to achieve an economical level of assets or for other reasons.


Performance

The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield, tax-effective yield, and the average annual total return of each Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the "Investment Performance" section for the Fund in which you would like to invest.


Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds may send only one copy of any shareholder reports, prospectuses, proxy statements, and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.


Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), an affiliate of BISYS Fund Services, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, serves as distributor for the continuous offering of the Funds' shares. The Distributor is not affiliated with the Adviser.

     KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114, serves as the custodian of the Funds' investments and cash and settles trades made by the Funds.

     BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator to the Funds.

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent, fund accountant and dividend disbursing agent for the Funds.

     PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, OH 43215, serves as the Independent Registered Public Accounting Firm for the Funds.

     Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, NY 10022, serves as legal counsel to the Funds.


       If you would like to receive additional copies of any materials, please call the Funds at

                                 800-539-FUND

                   or please visit www.VictoryConnect.com.

Financial Highlights


NATIONAL MUNICIPAL BOND FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                                 Class A Shares

                                                    Year             Year              Year             Year             Year
                                                   Ended            Ended             Ended            Ended            Ended
                                                 October 31,      October 31,       October 31,      October 31,      October 31,
                                                    2004             2003              2002             2001             2000

Net Asset Value, Beginning of Period               $ 11.03          $ 10.96          $ 11.19           $ 10.52          $ 10.17

Investment Activities:
     Net investment income                            0.29             0.28             0.29              0.36             0.40
     Net realized and unrealized
       gains on investments                           0.18             0.21             0.25              0.87             0.40

         Total from Investment Activities             0.47             0.49             0.54              1.23             0.80

Distributions
     Net investment income                           (0.29)           (0.28)           (0.29)            (0.36)           (0.40)
     Net realized gains                              (0.15)           (0.14)           (0.48)            (0.20)           (0.05)

         Total Distributions                         (0.44)           (0.42)           (0.77)            (0.56)           (0.45)

Net Asset Value, End of Period                     $ 11.06          $ 11.03          $ 10.96           $ 11.19          $ 10.52

Total Return (excludes sales charges)                 4.35%            4.54%            5.10%            12.09%            8.07%

Ratios/Supplemental Data:
Net Assets at end of period (000)                  $67,583          $82,889          $65,976           $55,279          $36,516
Ratio of expenses to
   average net assets                                 0.85%            0.85%            0.88%             1.05%            1.04%
Ratio of net investment income
   to average net assets                              2.61%            2.54%            2.70%             3.28%            3.93%
Ratio of expenses to
   average net assets<F1>                             1.17%            1.16%            1.18%             1.21%            1.33%
Ratio of net investment income
   to average net assets<F1>                          2.29%            2.23%            2.40%             3.12%            3.64%
Portfolio turnover                                     155%             173%             330%              472%             270%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.



Financial Highlights


OHIO MUNICIPAL BOND FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                                 Class A Shares

                                                   Year              Year              Year             Year             Year
                                                  Ended             Ended             Ended            Ended            Ended
                                                October 31,       October 31,       October 31,      October 31,      October 31,
                                                   2004              2003              2002             2001             2000

Net Asset Value, Beginning of Period              $  12.10         $  12.06          $ 12.14           $ 11.45          $ 11.11

Investment Activities:
     Net investment income                            0.38             0.37             0.41              0.50             0.51
     Net realized and unrealized
       gains on investments                           0.07             0.12             0.14              0.69             0.34

         Total from Investment Activities             0.45             0.49             0.55              1.19             0.85

Distributions
     Net investment income                           (0.38)           (0.37)           (0.40)            (0.50)           (0.51)
     Net realized gains                              (0.10)           (0.08)           (0.23)               --               --

         Total Distributions                         (0.48)           (0.45)           (0.63)            (0.50)           (0.51)

Net Asset Value, End of Period                    $  12.07         $  12.10          $ 12.06           $ 12.14          $ 11.45

Total Return (excludes sales charges)                 3.80%            4.16%            4.77%            10.55%            7.84%

Ratios/Supplemental Data:
Net Assets at end of period (000)                 $172,041         $199,060          $74,453           $74,705          $64,414
Ratio of expenses to
   average net assets                                 1.13%            1.10%            1.11%             1.03%            0.94%
Ratio of net investment income
   to average net assets                              3.17%            3.08%            3.47%             4.15%            4.52%
Ratio of expenses to
   average net assets<F1>                             <F2>             <F2>             <F2>              1.11%            1.15%
Ratio of net investment income
   to average net assets<F1>                          <F2>             <F2>             <F2>              4.07%            4.31%
Portfolio turnover                                      68%              62%              83%               96%              69%


<F1> During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

<F2> There were no fee reductions during the period.



Victory Funds Privacy Policy


Protecting the Privacy of Information

The Victory Portfolios respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

     We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

     To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. Victory Portfolios do not share information with other companies for purposes of marketing solicitations for products other than the Victory Portfolios. Therefore, Victory Portfolios do not provide opt-out options to their shareholders.

                       [Not a part of this Prospectus]

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535

If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


Statement of Additional Information (SAI)

Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


Annual and Semi-annual Reports

Provide additional information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain copies of the SAI, Annual or Semi-Annual Reports, or more information at no charge, please call the Funds at

800-539-FUND
(800-539-3863).


How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).

By mail:
      The Victory Funds
      P.O. Box 182593
      Columbus, OH 43218-2593

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Fund documents can be viewed on-line or downloaded at www.VictoryConnect.com or from the SEC at http://www.sec.gov (text only).


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

Victory Funds
LOGO(R)

Investment Company Act File Number 811-4852

VF-TEFI-PRO (3/05)

Prospectus

March 1, 2005,
as revised April 12, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any Fund's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Victory Funds
LOGO(R)


Fixed Income Funds

Intermediate
Income Fund
Class A Shares

Fund for Income
Class A, C and R Shares


www.VictoryConnect.com
800-539-FUND
(800-539-3863)

The Victory Portfolios

                              Table of Contents

Risk/Return Summary                                                   1
An analysis which includes the investment objective,
principal strategies, principal risks, performance,
and expenses of each Fund.
      Intermediate Income Fund
        Class A Shares                                                2
      Fund for Income
        Class A, C and R Shares                                       4

Investments                                                           6

Risk Factors                                                          7

Share Price                                                           9

Dividends, Distributions, and Taxes                                  10

Investing with Victory
      o Choosing a Share Class                                       13
      o How to Buy Shares                                            18
      o How to Exchange Shares                                       20
      o How to Sell Shares                                           21

Organization and Management of the Funds                             23

Additional Information                                               24

Financial Highlights
      Intermediate Income Fund                                       25
      Fund for Income                                                26


Key to Fund Information


Objective and Strategies

The goals and the strategies that a Fund plans to use to pursue its investment objective.


Risk Factors

The risks you may assume as an investor in a Fund.


Performance

A summary of the historical performance of a Fund in comparison to one or more unmanaged indices.


Expenses

The costs you will pay, directly or indirectly, as an investor in a Fund, including sales charges and ongoing expenses.


Shares of the Funds are:

     o    Not insured by the FDIC;

     o Not deposits or other obligations of, or guaranteed by KeyBank, any of its affiliates, or any other bank;

     o Subject to possible investment risks, including possible loss of the amount invested.

Risk/Return Summary


Introduction

This Prospectus explains what you should know about the Victory Funds described in this Prospectus (the Funds), before you invest. Please read it carefully.


Investment Objectives

Each Fund pursues its objective by investing primarily in debt securities. Each Fund has unique investment strategies and its own risk/reward profile. Please review the information in the Risk/Return Summary for each Fund and the "Investments" section later in the Prospectus.


Risk Factors

The Funds may share many of the same risk factors. For example, both of the Funds are subject to interest rate, inflation, reinvestment, and credit risks. The Funds are not insured by the FDIC. In addition, there are other potential risks, discussed later in the Prospectus.


Who May Want to Invest in the Funds

     o    Investors seeking income

     o Investors seeking higher potential returns than provided by money market funds

     o Investors willing to accept the risk of price and dividend fluctuations


Share Classes

The Intermediate Income Fund offers Class A Shares. The Fund for Income offers Class A, Class C and Class R Shares. See "Choosing a Share Class."


The following pages provide you with an overview of each of the Funds. Please look at the objective, policies, strategies, risks, and expenses to determine which Fund will suit your risk tolerance and investment needs.


Victory Capital Management Inc., which we will refer to as the "Adviser" throughout this Prospectus, manages the Funds.

Please read this Prospectus before investing in the Funds and keep it for future reference.

Intermediate Income Fund

CLASS A SHARES
Cusip#: 926464819
Ticker: SIMIX


Investment Objective

The Fund seeks to provide a high level of income.


Principal Investment Strategies

The Fund pursues its investment objective by investing in debt securities, generally issued by corporations, the U.S. government and its agencies or instrumentalities.

Under normal circumstances, the Fund invests primarily in:

     o Investment grade corporate securities, asset-backed securities, convertible securities, or exchangeable debt securities;

     o Obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the "Investments" section for a description of these securities;

     o Mortgage-related securities issued by government agencies and non-governmental entities; and

     o    Commercial paper.

Important characteristics of the Fund's investments:

     o Quality: Investment grade corporate securities are rated in the top four rating categories at the time of purchase by Standard & Poor's ("S&P"), Fitch, Inc. ("Fitch"), Moody's Investors Service ("Moody's"), or another NRSRO,* or if unrated, of comparable quality. For more information on ratings, see the Appendix to the Statement of Additional Information (SAI).

     o Maturity: The average effective maturity of the Fund generally will range from 3 to 10 years. Under certain market conditions, the portfolio manager may go outside these boundaries.

*An NRSRO is a nationally recognized statistical ratings organization that assigns credit ratings to securities based on the borrower's ability to meet its obligation to make principal and interest payments.

     Under normal circumstances, the Fund will invest at least 80% of its net assets in income producing securities with an average effective maturity between 3-10 years. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance. For purposes of this policy, "net assets" includes any borrowings for investment purposes.

     In making investment decisions, the Fund considers the current economic environment and any underlying market trends. In addition, the Advisor establishes strategic investment views that reflect, in its judgment, the best relative value among the major fixed income sectors. The Fund invests in high-grade investments that are consistent with these views and that attempt to preserve an acceptable range of performance expectations. The Fund's high portfolio turnover may result in higher expenses and taxable gain distributions.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    Interest rates rise.

     o An issuer's credit quality is downgraded or an issuer defaults on its securities.

     o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

     o    The rate of inflation increases.

     o The average life of a mortgage-related security is shortened or lengthened.

     o A U.S. government agency or instrumentality defaults on its obligation and the U.S. government does not provide support.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class A Shares
(Results do not include a sales charge.
If one was included, results would be lower.)

1995     14.03%
1996      3.06%
1997      7.05%
1998      7.51%
1999     -0.74%
2000      9.99%
2001      8.46%
2002      8.16%
2003      2.99%
2004      2.22%


Highest/lowest quarterly results during this time period were:

Highest     4.78% (quarter ended September 30, 2001)

Lowest     -2.65% (quarter ended June 30, 2004)


     The table below shows how the average annual total returns for Class A Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


Average Annual Total Returns
(For the Periods ended
December 31, 2004)                    1 Year    5 Years    10 Years

CLASS A(1)

Before Taxes                           0.21%      5.88%       5.97%

After Taxes on Distributions          -1.15%      3.95%       3.82%

After Taxes on Distributions
and Sale of Fund Shares                0.13%      3.84%       3.76%

Lehman Intermediate
Gov't/Credit Index(2)                  3.04%      7.21%       7.16%
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1) Performance for the Class A Shares of the Fund was calculated based on the current maximum sales charge of 2.00%. From the Fund's inception until April 30, 2001, the maximum sales charge was 5.75%.

(2) The Lehman Brothers Intermediate Government/Credit Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. government agency debt securities that mature in one to ten years. It is not possible to invest directly in an index.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from your investment)(1)              Class A

Maximum Sales Charge Imposed on Purchases              2.00%
(as a percentage of offering price)

Maximum Deferred Sales Charge                           NONE(2)
(as a percentage of the lower
of purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends                                 NONE

Redemption or Exchange Fees                             NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                                        0.50%(3)

Distribution (12b-1) Fees                              0.00%

Other Expenses(4)                                      0.52%
(includes a shareholder
servicing fee of 0.25%)

Total Fund Operating Expenses                          1.02%(5)

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) Effective March 1, 2005, the maximum annual advisory fee for this Fund is 0.50% of the Fund's average daily net assets. Prior to this date, the maximum fee had been 0.75%.

(3) Effective January 1, 2005, the maximum annual advisory fee for this Fund is 0.50% of the Fund's average daily net assets. Prior to this date, the maximum fee had been 0.75%.

(4)  Restated to reflect current fees.

(5) The Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A Shares of the Fund for any period during which this waiver or reimbursement is in effect do not exceed 0.80%. This voluntary waiver/reimbursement may be terminated at any time. In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS Fund Services Ohio, Inc., the Fund's administrator ("BISYS"), or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $302      $518        $752       $1,423

Fund for Income

CLASS A SHARES
Cusip#: 926464751
Ticker: IPFIX

CLASS C SHARES
Cusip#: 926464173
Ticker: VFFCX

CLASS R SHARES
Cusip#: 926464397
Ticker: GGIFX


Investment Objective

The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.


Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in securities issued by the U.S. government and its agencies or instrumentalities. The Fund currently invests only in securities that are guaranteed by the full faith and credit of the U.S. government, and repurchase agreements collateralized by such securities.

Under normal circumstances, the Fund primarily invests in:

     o    Mortgage-backed obligations and collateralized mortgage obligations
          (CMOs) issued by the Government National Mortgage Association
          (GNMA) with an average effective maturity ranging from 2 to 10 years. The Fund will invest at least 65% of its total assets in GNMA securities.

     o Obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities with maturities generally in the range of 2 to 30 years. Securities issued by certain U.S. government instrumentalities are supported only by the credit of the federal instrumentality. See the "Investments" section for a description of these securities.

     In making investment decisions, the Adviser looks for GNMA securities that provide above average yield and have below average prepayment sensitivity. The Adviser purchases U.S. Treasury securities to manage the Fund's duration and to provide liquidity.

     There is no guarantee that the Fund will achieve its objectives.


Principal Risks

You may lose money by investing in the Fund. The Fund's net asset value, yield and/or total return may be adversely affected if any of the following occurs:

     o    The market value of the Fund's portfolio securities declines.

     o The portfolio manager does not execute the Fund's principal investment strategies effectively.

     o    Interest rates rise.

     o The Fund reinvests at lower interest rates amounts that the Fund receives as interest, sale proceeds or amounts received as a result of prepayment of mortgage-related securities.

     o    The rate of inflation increases.

     o The average life of a mortgage-related security is shortened or lengthened.

     The principal risks summarized above are more fully described in "Risk Factors."

     An investment in the Fund is not a deposit of KeyBank National Association ("KeyBank") or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Performance

The bar chart and table below indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


Calendar Year Returns for Class R Shares

1995     17.19%
1996      3.50%
1997      8.35%
1998      7.37%
1999      0.77%
2000      9.95%
2001      7.23%
2002      8.06%
2003      0.84%
2004      2.66%


Highest/lowest quarterly results during this time period were:

Highest     5.50% (quarter ended June 30, 1995)

Lowest     -1.17% (quarter ended June 30, 2004)


     The table below shows how the average annual total returns for Class A, C and R Shares of the Fund, including applicable maximum sales charges, compare to those of a broad-based market index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.


Average Annual Total Returns                        10 Years
(For the Periods ended                              (or Life
December 31, 2004)               1 Year   5 Years   of Fund)

CLASS R

Before Taxes                      2.66%     5.69%    6.49%(1),(2)

After Taxes on Distributions      0.66%     3.40%    4.08%(1),(2)

After Taxes on Distributions
and Sale of Fund Shares           1.71%     3.46%    4.06%(1),(2)

Lehman GNMA Index(3)              4.35%     7.00%    7.54%(2)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS A

Before Taxes                      0.64%     5.29%    4.67%(4)

Lehman GNMA Index(3)              4.35%     7.00%    6.22%(4)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

CLASS C

Before Taxes                      1.23%      N/A     2.89%(5)

Lehman GNMA Index(3)              4.35%      N/A     4.92%(5)
(Index returns reflect
no deduction for fees,
expenses, or taxes)

(1) The performance data does not reflect the deduction of a maximum 2.00% sales charge which was in effect for the Gradison Government Income Fund, the Fund for Income's predecessor, from its inception until July 7, 1997.

(2)  Ten year performance.

(3) The Lehman GNMA Index is a broad-based unmanaged index that represents the general performance of GNMA securities. It is not possible to invest directly in an index.

(4)  Performance is from March 26, 1999, inception date of Class A Shares.

(5)  Performance is from March 1, 2002, inception date of Class C Shares.


Fund Expenses

This section describes the fees and expenses that you may pay if you invest in shares of the Fund.


Shareholder Transaction Expenses
(paid directly from
your investment)(1)               Class A      Class C        Class R

Maximum Sales Charge
Imposed on Purchases                2.00%         NONE           NONE
(as a percentage
of offering price)

Maximum Deferred Sales Charge        NONE(2)     1.00%(3)        NONE
(as a percentage
of the lower of
purchase or sale price)

Maximum Sales Charge Imposed
on Reinvested Dividends              NONE         NONE           NONE

Redemption or Exchange Fees          NONE         NONE           NONE


Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees                     0.50%        0.50%          0.50%

Distribution (12b-1) Fees           0.00%        1.00%          0.25%

Other Expenses                      0.53%        0.43%          0.35%
(includes a shareholder
servicing fee of 0.25%
applicable to Class A Shares)

Total Fund Operating Expenses       1.03%        1.93%(4)       1.10%

Fee Waiver/
Expense Reimbursement              (0.00)%       0.23%         (0.00)%

Net Expenses(5)                     1.03%        1.70%(6)       1.10%

(1) You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

(2) A deferred sales charge of up to 1% may be imposed on certain redemptions of Class A Shares purchased without an initial sales charge. See "Choosing a Share Class -- Calculation of Sales Charges -- Class A."

(3) The deferred sales charge is imposed on shares redeemed in the first 12 months.

(4)  Restated to reflect current fees

(5) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, BISYS, the Fund's administrator, or any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses.

(6) The Adviser has contractually agreed to waive its management fee or to reimburse expenses, as allowed by law, so that the net operating expenses of Class C Shares of the Fund do not exceed 1.70% until at least February 28, 2006 and 1.82%, thereafter until at least February 28, 2014.


EXAMPLE: The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same except that it assumes expense levels provided by contractual expense caps set forth in the notes to the Fund Expenses table appearing above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

               1 Year    3 Years     5 Years    10 Years

Class A         $303      $521        $757       $1,434

Class C*        $273      $561        $974       $2,142

Class C**       $173      $561        $974       $2,142

Class R         $112      $350        $606       $1,340

 *If you sell your shares at the end of the period.

**If you do not sell your shares at the end of the period.

Investments

The following describes some of the types of securities the Funds may purchase under normal market conditions. A Fund will not necessarily buy all of the securities listed below.

     For cash management or for temporary defensive purposes in response to market conditions, each Fund may hold all or a portion of its assets in cash or short-term money market instruments. This may reduce the benefit from any upswing in the market and may cause a Fund to fail to meet its investment objective.

     For more information on ratings and a more complete description of which Funds can invest in certain types of securities, see the Statement of Additional Information (SAI).


U.S. Government Securities.

Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities.* Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.


U.S. Government Instrumentalities.

Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (SLMA or Sallie Mae), The Federal Farm Credit Bank, and Federal Home Loan Banks. Certain instrumentalities are "wholly owned Government corporations," such as the Tennessee Valley Authority.** See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly owned Government corporations.


Asset Backed Securities.

Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.


Corporate Debt Obligations.

Debt instruments issued by corporations. They may be secured or unsecured.


Convertible or Exchangeable Corporate Debt Obligations.

Debt instruments that may be exchanged or converted to other securities.


Mortgage-Backed Securities.

Instruments secured by a mortgage or pools of mortgages.


When-Issued and Delayed-Delivery Securities.

A security that is purchased for delivery at a later time. The market value may change before the delivery date, and the value is included in the net asset value of a Fund.


Zero Coupon Bonds.

These securities are purchased at a discount from face value. The bond's face value is received at maturity, with no interest payments before then.


International Bonds.

Debt instruments issued by non-domestic issuers and traded in U.S. dollars including Yankee Bonds and Eurodollar Bonds.


Receipts.

Separately traded interest or principal components of U.S. government securities.


Average Effective Maturity.

Based on the value of a Fund's investments in securities with different maturity dates. This measures the sensitivity of the Fund to changes in interest rates. The value of a long-term debt security is more sensitive to interest rate changes than the value of a short-term security.


 *Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, and FMAC are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality.

**TVA is supported by the right of the issuer to borrow from the U.S.
  Treasury.

Portfolio Holdings Disclosure

Each Fund discloses its complete portfolio holdings as of the end of its second fiscal quarter (April 30th) and its fiscal year (October 30th) in its reports to shareholders. The Funds send reports to their existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Funds' website, www.VictoryConnect.com, and on the SEC's website, www.sec.gov.

     Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (January 31 and July 31, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC's website, www.sec.gov.

     Each Fund also discloses its complete portfolio holdings each calendar quarter on the Funds' website, www.VictoryConnect.com, on approximately the 15th day of the following calendar month.

     The Statement of Additional Information describes the policies and procedures that relate to the disclosure of the Funds' portfolio holdings.


Risk Factors

The following describes the principal risks that you may assume as an investor in the Funds.

     Each Fund is subject to the principal risks described below.


General Risks:

     o Market risk is the risk that the market value of a security may fluctuate, depending on the supply and demand for that type of security. As a result of this fluctuation, a security may be worth more or less than the price a Fund originally paid for the security, or more or less than the security was worth at an earlier time. Market risk may affect a single issuer, an industry, a sector of the economy, or the entire market and is common to all investments.

     o Manager risk is the risk that a Fund's portfolio manager may implement its investment strategy in a way that does not produce the intended result.


Risks associated with investing in debt securities:

     o Interest rate risk is the risk that the value of a security will decline if interest rates rise. The value of a debt security typically changes in the opposite direction from a change in interest rates. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Generally, the market values of securities with longer maturities are more sensitive to changes in interest rates.


By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

     o Inflation risk is the risk that inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.

     o Reinvestment risk is the risk that when interest rates are declining a Fund that receives interest income or prepayments on a security will have to reinvest these moneys at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.

     o Credit (or default) risk is the risk that the issuer of a debt security will be unable to make timely payments of interest or principal. Credit risk is measured by NRSROs such as S&P, Fitch, or Moody's.


Risks associated with investing in mortgage-related securities:

     o Prepayment risk. Prepayments of principal on mortgage-related securities affect the average life of a pool of mortgage-related securities. The level of interest rates and other factors may affect the frequency of mortgage prepayments. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-related securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool of mortgage-related securities. Prepayment risk is the risk that, because prepayments generally occur when interest rates are falling, a Fund may have to reinvest the proceeds from prepayments at lower interest rates.

     o Extension risk is the risk that the rate of anticipated prepayments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the effective average maturity of a security may be extended past what a Fund's portfolio manager anticipated that it would be. The market value of securities with longer maturities tend to be more volatile.


An investment in a Fund is not a complete investment program.


It is important to keep in mind one basic principle of investing: the greater the risk, the greater the potential reward. The reverse is also generally true: the lower the risk, the lower the potential reward.

Share Price

Each Fund calculates its share price, called its "net asset value" (NAV), each business day at 4:00 p.m. Eastern Time or at the close of regular trading on the New York Stock Exchange Inc. (NYSE), whichever time is earlier (the Valuation Point). You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order and it is accepted. A business day is a day on which the NYSE and the bond market are open. On any business day when the Bond Market Association (BMA) recommends that the securities markets close early, each Fund reserves the right to refuse any purchase order received after the BMA recommended closing time (the Alternative Closing Time). If a Fund does so, it will continue, however, to process redemption orders received after the Alternative Closing Time on the next business day but no later than the Valuation Point.

     The Funds price their investments based on market value when market quotations are readily available. When these quotations are not readily available, the Funds will price their investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:

      o trading in the security has been halted;

      o the market quotation for the security is clearly erroneous due to a clerical error;

      o the security's liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or

      o an event occurs after the close of the trading market (but before the Fund's NAV is calculated) that, in the Adviser's opinion, materially affects the value of the security.

     The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. Also, the use of fair value pricing may not reflect a security's actual market value in light of subsequent relevant information, such as the security's opening price on the next trading day. Each Class of each Fund calculates its NAV by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class.

        Total Assets-Liabilities
NAV = ----------------------------
      Number of Shares Outstanding

     You can find a Fund's net asset value each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a Fund reaches a specific number of shareholders or level of assets. You may also find each Fund's net asset value by calling 800-539-3863 or by visiting the Funds' website at www.VictoryConnect.com.


The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own gives you the value of your investment.


Market Timing

The Victory Funds discourage frequent purchases and redemptions of Fund shares ("market timing"). We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy. In identifying market timing activity, we consider, among other things, the frequency of your trades, whether you combine your trades with a group of shareholders, or whether you placed your order through a securities dealer or financial intermediary.

     Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders as a result of increased portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

     The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:

     o Employ "fair value" pricing, as described in this prospectus under "Share Price," to minimize the discrepancies between a security's market quotation and its perceived market value, which often gives rise to market timing activity; and

     o Monitor for suspected market timing activity based on "round trip" transaction history, that is, the exchange of one Victory Fund's shares for those of another Victory Fund and subsequent exchange back to the original Victory Fund or the redemption of a Victory Fund and subsequent purchase of the same Fund. Any account with a history of round trips is suspected of market timing.

     With respect to suspected market timing by investors who acquire Fund shares directly through the Transfer Agent or for whom sufficient identifying information is disclosed to the Funds, the Funds will suspend the trading privileges (other than redemption of Fund shares) of:

     o    Any account with a single round trip within a 30-day period; or

     o    Any account with two round trips within 90 days.

     With respect to suspected market timing by investors who acquire shares through omnibus accounts at financial intermediaries (such as investment advisers, broker-dealers, third party administrators and insurance companies), the Funds will request that the intermediary review underlying account activity for round trip exchanges. To the extent that the intermediary has identified suspected market timing activity, the Funds will instruct the intermediary to suspend the customer account in accordance with the criteria described above for direct or disclosed Fund investors.


Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. The Funds pass their earnings along to investors in the form of dividends. Dividend distributions are the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if a Fund makes a long-term capital gain distribution, it is normally paid once a year. As with any investment, you should consider the tax consequences of an investment in a Fund.

     Ordinarily, the Funds declare and pay dividends monthly. Each class of shares declares and pays dividends separately.

     Please check with your Investment Professional to find out if the following options are available to you.


Distributions can be received in one of the following ways.


      REINVESTMENT OPTION

      You can have distributions automatically reinvested in additional shares of a Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.


      CASH OPTION

      A check will be mailed to you no later than seven days after the dividend payment date.


An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.

      INCOME EARNED OPTION

      You can automatically reinvest your dividends in additional shares of a Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.


      DIRECTED DIVIDENDS OPTION

      You can automatically reinvest distributions in the same class of shares of another fund of the Victory Funds. If you reinvest your distributions in a different fund, you may pay a sales charge on the reinvested distributions.


      DIRECTED BANK ACCOUNT OPTION

      In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.


Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND.


Buying a Dividend.
You should check a Fund's distribution schedule before you invest. If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.


Important Information about Taxes

Neither Fund pays federal income tax on the earnings and capital gains it distributes to shareholders.

     o Dividends from a Fund's net income and short-term capital gains are taxable as ordinary income; dividends from a Fund's long-term capital gains are taxable as long-term capital gain.

     o Dividends are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. They also may be subject to state and local taxes.

     o Dividends from a Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.

     o An exchange of a Fund's shares for shares of another fund will be treated as a sale. When you sell or exchange shares of a Fund, you must recognize any gain or loss.

     o Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

     o Tax statements will be mailed from a Fund every January showing the amounts and tax status of distributions made to you.

     o Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

     o A Fund may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or a Fund is notified by the Internal Revenue Service that backup withholding is required.

     o You should review the more detailed discussion of federal income tax considerations in the SAI.


The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in a Fund.

INVESTING WITH VICTORY

If you are looking for a convenient way to open an account or to add money to an existing account, Victory Portfolios ("Victory") can help. The sections that follow will serve as a guide to your investments with Victory. "Choosing a Share Class" will help you decide whether it would be more to your advantage to buy Class A, Class C or Class R Shares of the Fund for Income. Class R Shares, however, are available for purchase only by eligible shareholders. The following sections describe how to open an account, how to access information on your account, and how to buy, exchange, and sell shares of a Fund.

     We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.


All you need to do to get started is to fill out an application.


Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

     As a result, the Funds must obtain the following information for each person who opens a new account:

o    Name;

o    Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o Social security number, taxpayer identification number, or other identifying number.

     You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Choosing a Share Class

Each Fund offers Class A Shares. The Fund for Income also offers Class C and Class R Shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your Investment Professional also can help you decide.


CLASS A

o Front-end sales charge, as described on the next page. There are several ways to reduce or eliminate this charge.

o    Lower annual expenses than Class C or Class R Shares.


CLASS C

o No front-end sales charge. All your money goes to work for you right away.

o    Higher expenses than Class A or Class R Shares.

o A deferred sales charge if you sell your shares within twelve months of their purchase.


CLASS R

o No front-end sales charge. All your money goes to work for you right away.

o    Class R Shares are only available to certain investors.

o    Higher expenses than Class A Shares.


Calculation of Sales Charges -- Class A

Class A Shares are sold at their public offering price, which is the NAV plus the applicable initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are listed in the following table.

                                       Sales Charge           Sales Charge
                                        as a % of               as a % of
Your Investment in the Fund           Offering Price         Your Investment

Up to $49,999                              2.00%                  2.04%

$50,000 up to $99,999                      1.75%                  1.78%

$100,000 up to $249,999                    1.50%                  1.52%

$250,000 up to $499,999                    1.25%                  1.27%

$500,000 up to $999,999                    1.00%                  1.01%

$1,000,000 and above*                      0.00%                  0.00%

*There is no initial sales charge on purchases of $1 million or more.
 However, a contingent deferred sales charge (CDSC) of up to 1.00% may be charged to the shareholder if any of such shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details.



For historical expense information, see the "Financial Highlights" at the end of this Prospectus.

Sales Charge Reductions and Waivers for Class A Shares

You may reduce or eliminate the sales charges in the following cases:

     1. A Letter of Intent allows you to buy Class A Shares of a Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

     2. Rights of Accumulation allow you to add the value of any Class A Shares you already own (excluding Funds sold without a sales charge) to the amount of your next Class A investment to determine if your added investment will qualify for a reduced sales charge. The value of the Class A Shares you already own will be calculated by using the greater of the current value or the original investment amount.

     3. The Combination Privilege allows you to combine the value of Class A Shares you own in accounts of multiple Victory Funds (excluding Funds sold without a sales charge) and in accounts of household members of your immediate family (spouse and children under 21) to achieve a reduced sales charge on your added investment.

     4. The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A Shares of a Fund, to reinvest all or part of the redemption proceeds in the Class A Shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds.

     In order to obtain a sales charge reduction or waiver, you must provide your financial intermediary or the Transfer Agent, at the time of purchase, current information regarding shares of the Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Funds held in:
(i) all accounts (e.g. retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

     This section includes all the information you need to determine whether you are eligible for any Class A sales charge reduction. This prospectus is posted on the Funds' website at www.VictoryConnect.com.

     5. Victory will completely waive the sales charge (for Class A Shares) in the following cases:

          a.   Purchases by:

               i.   current and retired Fund Trustees or officers;

               ii. directors, trustees, employees, and family members of employees of KeyCorp or "Affiliated Providers;"* and

               iii. brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.


*Affiliated Providers are affiliates and subsidiaries of KeyCorp, and any organization that provides services to the Victory Family of Funds.


There are several ways you can combine multiple purchases in the Victory Funds and take advantage of reduced sales charges and, in some cases, eliminate the sales charge.

          b. Purchases for trust or other advisory accounts established with KeyBank or its affiliates.

          c. Reinvestment of proceeds from a liquidation distribution of Class A Shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

          d.   Purchases for fee-based investment products or accounts.

          e. Purchases by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans with plan assets greater than $5,000,000, and IRA rollovers from such plans, if a Victory Class A Share was offered. If the Distributor pays a concession to the dealer of record, a CDSC of up to 1.00% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or net asset value at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

          f.   Purchases by participants in the Victory Investment Program.

          g. Shareholders who qualified under Fund rules previously in effect, except for NAV transfer rules.

          h. Purchases of Class A Shares of the Intermediate Income Fund by shareholders of the Intermediate Income Fund who had previously owned Class G Shares.


Calculation of Sales Charges -- Class C

You will pay a 1% contingent deferred sales charge (CDSC) on any Class C Shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their net asset value when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the Statement of Additional Information for details. There is no CDSC when you exchange your shares for Class C Shares of another Victory Fund.

     An investor may, within 90 days of a redemption of Class C Shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds. Class C Share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

     To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

     Purchases of $1,000,000 and above will automatically be made in Class A Shares of the Fund.

Eligibility Requirements to Purchase Class R Shares

Class R Shares may only be purchased by:

o Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

o    IRA rollovers from such plans if a Victory Class R was offered; or

o Shareholders who owned Class R Shares (formerly Class G Shares) on December 31, 2002.


Convertibility of Class R Shares to Class A

Class R shareholders may convert their Class R Shares to an equal dollar amount of Class A Shares of the same Fund at any time. No front-end sales charges will be imposed on the Class A Shares acquired through a conversion of Class R Shares. The Adviser believes (based on an opinion from PricewaterhouseCoopers LLP, the Funds' independent registered accounting firm) that the conversion of Class R Shares of a Fund for Class A Shares of the same Fund should not constitute a taxable event for federal income tax purposes.

     Additional purchases of Class A Shares of a Fund, other than dividend reinvestments, may be subject to a front-end sales charge. In addition, you may incur additional fees if you buy, exchange or sell shares through a broker or agent.


Shareholder Servicing Plan for Class A Shares

Each Fund has adopted a Shareholder Servicing Plan for its Class A
Shares. Shareholder servicing agents provide administrative and support services to their customers which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services. For these services, Class A Shares pay a fee at an annual rate of up to 0.25% of the average daily net assets serviced by the agent. The Funds may enter into agreements with various shareholder servicing agents, including KeyBank and its affiliates, other financial institutions, and securities brokers. The Funds may pay a servicing fee to broker-dealers and others who sponsor "no transaction fee" or similar programs for the purchase of shares. Shareholder servicing agents may waive all or a portion of their fee periodically.


Distribution Plans

In accordance with Rule 12b-1 of the Investment Company Act of 1940, Victory has adopted Distribution and Service Plans for Class R and Class C Shares of the Fund for Income.

     Under the Class R Distribution and Service Plan, the Fund for Income will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of the Fund's average daily net assets of its Class R Shares. The fee is paid for general distribution services, for selling Class R Shares of the Fund for Income and for providing personal services to its shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries, including KeyBank and its affiliates, and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

     Under the Class C Distribution and Service Plan, the Fund for Income will pay to the Distributor a monthly fee at an annual rate of 1.00% of the Fund's average daily net assets of its Class C Shares. Of this amount, 0.75% of the Fund's Class C Shares' average daily net assets will be paid for general distribution services and for selling Class C Shares of the Fund. The Fund will pay 0.25% of its Class C Shares' average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund's Class C Shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries, including KeyBank and its affiliates, and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

     Because Rule 12b-1 fees are paid out of the Fund for Income's assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class R and Class C Shares do not convert into any other class of shares.

     Victory has adopted a separate Rule 12b-1 Distribution and Service Plan for Class A Shares of each Fund. These share classes do not make any payments under this plan. See the SAI for more details regarding this plan.

     The Adviser (and its affiliates) may make substantial payments to affiliated and unaffiliated dealers or other financial intermediaries and service providers, including McDonald Investments Inc. (an affiliate of the Adviser), for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds or other Victory Funds to its customers. More information about these payments is contained in the SAI. You should ask your dealer or financial intermediary for more details about any such payments it receives.

How to Buy Shares

You can buy shares in a number of different ways. All you need to do to get started is to fill out an application. The minimum initial investment required to open an account is $500 ($100 for IRA accounts), with additional investments of at least $25. The minimum investment required to open an account will be waived for employees of the Adviser and the Administrator, and their affiliates. There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs. You can send in your payment by check, wire transfer, exchange from another Victory Fund, or through arrangements with your Investment Professional. Sometimes an Investment Professional will charge you for these services. Their fee will be in addition to, and unrelated to, the fees and expenses charged by a Fund.

     If you buy shares directly from the Funds and your investment is received in good order and accepted by the Valuation Point, your purchase order will be processed the same day using that day's share price. Your purchase order will not be processed if received after the Alternative Closing Time.


Make your check payable to: The Victory Funds


Keep these addresses handy for purchases, exchanges, or redemptions.


BY REGULAR U.S. MAIL

Send completed Account Applications with your check or bank draft to:

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593


BY OVERNIGHT MAIL

Use the following address ONLY for overnight packages:

The Victory Funds
c/o BISYS TA Operations
3435 Stelzer Road
Columbus, OH 43219
PHONE: 800-539-FUND


BY WIRE

The Transfer Agent does not charge a wire fee, but your originating bank may charge a fee. Always call 800-539-FUND BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.


BY TELEPHONE

800-539-FUND (800-539-3863)


ON THE INTERNET

www.VictoryConnect.com

To open an account, you must mail a completed account application to Victory at the above mail address. You can download the account application form from www.VictoryConnect.com by clicking on Access Accounts, Victory Funds, General Forms. For more information on how to access account information and/or applications electronically, please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday. Your account must be set up for Automated Clearing House payment in order to execute online purchases.


When you invest through an investment professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ.

ACH

After your account is set up, your purchase amount can be transferred by Automated Clearing House (ACH). Only domestic member banks may be used. It takes about 15 days to set up an ACH account. Currently, the Funds do not charge a fee for ACH transfers.


Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account's statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Funds. By January 31 of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.


Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement of $500 ($100 for IRA accounts), then we will make automatic withdrawals of the amount you indicate ($25 or more) from your bank account and invest it in shares of a Fund.


Retirement Plans

You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Funds for details regarding an IRA or other retirement plan that works best for your financial situation.


All purchases must be made in U.S. dollars and drawn on U.S. banks. A Fund may reject any purchase order in its sole discretion. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Funds do not accept cash, money orders, traveler's checks, credit card convenience checks and third party checks. Additionally, bank starter checks are not accepted for the shareholder's initial investment into the Funds. You may only buy or exchange into fund shares legally available in your state. If your account falls below $500 ($100 for IRA accounts), we may ask you to re-establish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.


If you would like to make additional investments after your account is established, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

How to Exchange Shares

You may exchange shares of one Victory Fund for shares of the same class of any other. You may also exchange your Class A or Class R Shares of any Victory Fund for shares of any Victory money market fund. You may also exchange your shares of any Victory money market fund for Class A or Class R Shares of any Victory Fund. All exchanges are subject to the conditions described below. If your request is received and accepted by 4:00 p.m. Eastern Time, or the close of regular trading on the NYSE, whichever is earlier, your exchange will be processed the same day. Your exchange will be processed on the next business day if received after the Alternative Closing Time.


You can exchange shares of a Fund by calling 800-539-FUND, at www.VictoryConnect.com, or by writing Victory. When you exchange shares of a Fund, you should keep the following in mind:

o Shares of the Fund selected for exchange must be available for sale in your state of residence.

o The Fund shares you would like to exchange and the Fund shares you want to buy must be subject to the exchange privilege.

o If you acquire Class A Shares of a Fund as a result of an exchange you pay the percentage point difference, if any, between the Fund's sales charge and any sales charge that you previously paid in connection with the shares you are exchanging. For example, if you acquire Class A Shares of a Fund that has a 5.75% sales charge as a result of an exchange from another Victory fund that has a 2.00% sales charge, you would pay the 3.75% difference in sales charge.

o On certain business days, such as Columbus Day and Veterans Day, the Federal Reserve Bank of Cleveland is closed. On those days, exchanges to or from a money market fund will be processed on the exchange date, with the corresponding purchase or sale of the money market fund shares being effected on the next business day.

o You must meet the minimum purchase and any other eligibility requirements for the Fund you buy by exchange.

o The registration and tax identification numbers of the two accounts must be identical.

o You must hold the shares you buy when you establish your account for at least ten business days before you can exchange them; after the account is open ten business days, you can exchange shares on any business day.

o Each Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. Each Fund may terminate or modify the exchange privilege at any time on 60 days' notice to shareholders.

o Before exchanging, read the prospectus of the Fund you wish to purchase by exchange, which may be subject to different risks, fees and expenses.

o An exchange of Fund shares constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.

o Owners of Class A Shares of the Intermediate Income Fund that had been classified as Class G Shares prior to January 17, 2003, may exchange their shares for Class R Shares of any Victory Fund or for Class A Shares of any Victory Fund that does not offer Class R Shares, without paying a sales charge.


You can obtain a list of funds available for exchange by calling
800-539-FUND or by visiting www.VictoryConnect.com.

How to Sell Shares

If your request is received in good order by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier), your redemption will be processed the same day. You cannot redeem your shares at www.VictoryConnect.com.


There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.


BY TELEPHONE

The easiest way to sell shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked "Telephone Authorization." Then when you are ready to sell, call and tell us which one of the following options you would like to use:

o    Mail a check to the address of record;

o    Wire funds to a previously designated domestic financial institution;

o    Mail a check to a previously designated alternate address; or

o    Electronically transfer your redemption via the Automated Clearing House
     (ACH) to a previously designated domestic financial institution.

     The Transfer Agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the Transfer Agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, neither Victory, its servicing agents, the Adviser, nor the Transfer Agent will be responsible for any losses. If the Transfer Agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

     If there is an unusual amount of market activity and you cannot reach the Transfer Agent or your Investment Professional by telephone, consider placing your order by mail.


BY MAIL

Use the regular U.S. mail or overnight mail address to sell shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A signature guarantee is required for the following redemption requests:

o    Your account registration has changed within the last 15 days;

o    The check is not being mailed to the address on your account;

o    The check is not being made payable to the owner of the account;

o The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

o The check or wire is being sent to a different bank account than was previously designated.

     You can get a signature guarantee from a financial institution such as a bank, broker-dealer, credit union, clearing agency, or savings association.


BY WIRE

If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call by 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier) or before the Alternative Closing Time, your funds will be wired on the next business day.


BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after 4:00 p.m. Eastern Time or the close of trading on the NYSE (whichever time is earlier) or after the Alternative Closing Time. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a signature guaranteed letter of instruction. You should be aware that your account eventually may be depleted and that each withdrawal will be a taxable transaction. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below $500, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.


Additional Information about Redemptions

     o Redemption proceeds from the sale of shares purchased by a check will be held until the purchase check has cleared, which may take up to 10 business days.

     o A Fund may postpone payment of redemption proceeds for up to seven calendar days at any time.

     o A Fund may suspend your right to redeem your shares in the following circumstances:

          o    During non-routine closings of the NYSE;

          o When the Securities and Exchange Commission (SEC) determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund's securities; or

          o When the SEC orders a suspension to protect a Fund's shareholders.

     o Each Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Each Fund reserves the right to pay the remaining portion "in kind," that is, in portfolio securities rather than cash.

Organization and Management of the Funds

We want you to know who plays what role in your investment and how they are related. This section discusses the organizations employed by the Funds to provide services to their shareholders. Each of these organizations is paid a fee for its services.


About Victory

Each Fund is a member of The Victory Portfolios, a group of 21 distinct investment portfolios. The Board of Trustees of Victory has the overall responsibility for the management of the Funds.


The Investment Adviser and Sub-Administrator

Each Fund has an Advisory Agreement with Victory Capital Management Inc. (the Adviser). The Adviser is a New York corporation registered as an investment adviser with the SEC. The Adviser, a second-tier subsidiary of KeyCorp, oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. As of December 31, 2004, the Adviser and its affiliates managed assets totaling in excess of $53.5 billion for individual and institutional clients. The Adviser's address is 127 Public Square, Cleveland, Ohio 44114.

     During the fiscal year ended October 31, 2004, the Adviser was paid an advisory fee, after waivers, at an annual rate based on a percentage of the average daily net assets of each Fund as follows:

Intermediate Income Fund                     0.56%
Fund for Income                              0.50%

     Under a Sub-Administration Agreement, BISYS Fund Services Ohio, Inc., the Funds' administrator, pays Victory Capital Management Inc. an additional fee at the annual rate of up to 0.04% of each Fund's average daily net assets to perform some of the administrative duties for the Funds.


Portfolio Management

Thomas M. Seay is the portfolio manager of the Intermediate Income Fund since November 2004 and is primarily responsible for the day-to-day management of the Fund's investments. Mr. Seay is a Chief Investment Officer and Senior Managing Director with the Adviser. He is responsible for all fixed income portfolio management of the Adviser, including mutual funds, commingled funds, and separately managed accounts. He has been managing investments since 1979.

Thomas M. Seay and Trenton Tipton-Fletcher are the co-portfolio managers of the Fund for Income and are primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Seay has been a portfolio manager of the Fund since January 1999. He is a Chief Investment Officer and Senior Managing Director of the Adviser and has been associated with the Adviser or an affiliate since 1998. He also had served as portfolio manager of the Gradison Government Income Fund from April 1998 until March 1999, when the Fund acquired the Gradison Fund's assets. Mr. Tipton-Fletcher has been co-portfolio manager of the Fund since March 2002. He is a Senior Portfolio Manager and Managing Director for the Adviser and has been associated with it since 1988. He is responsible for all mortgage-backed and asset-backed securities management for the Adviser.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' method of compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

Additional Information

Some additional information you should know about the Funds.


Fund Classes

At some future date, the Funds may offer additional classes of shares. Each Fund or any class may be terminated at any time for failure to achieve an economical level of assets or other reasons.


Performance

The Victory Funds may advertise the performance of each Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield and average annual total return of each Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications. You also should see the "Investment Performance" section for the Fund in which you would like to invest.


Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Funds may send only one copy of any shareholder reports, prospectuses, proxy statements, and their supplements, unless you have instructed us to the contrary. You may request that the Funds send these documents to each shareholder individually by calling the Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.


Other Service Providers

Victory Capital Advisers, Inc. (the Distributor), an affiliate of BISYS Fund Services, Inc., 100 Summer Street, Suite 1500, Boston, Massachusetts 02110, serves as distributor for the continuous offering of the Funds' shares. The Distributor is not affiliated with the Adviser.

     KeyBank National Association, 127 Public Square, Cleveland, Ohio 44114, serves as the custodian of the Funds' investments and cash and settles trades made by the Funds.

     BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as administrator to the Funds.

     BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219, serves as the transfer agent, fund accountant and dividend disbursing agent for the Funds.

     PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, OH 43215, serves as the Independent Registered Public Accounting Firm for the Funds.

     Kramer Levin Naftalis & Frankel LLP, 919 Third Avenue, New York, NY 10022, serves as legal counsel to the Funds.

       If you would like to receive additional copies of any materials, please call the Funds at

                                 800-539-FUND

                   or please visit www.VictoryConnect.com.

Financial Highlights


INTERMEDIATE INCOME FUND

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                                                 Class A Shares

                                                   Year              Year             Year              Year             Year
                                                  Ended             Ended            Ended             Ended            Ended
                                                October 31,       October 31,      October 31,       October 31,      October 31,
                                                   2004              2003             2002              2001             2000

Net Asset Value, Beginning of Period             $   9.95          $   9.98         $  10.02          $   9.30         $   9.32

Investment Activities
     Net investment income                           0.29              0.33             0.41              0.53             0.56
     Net realized and unrealized
       gains (losses) on investments                 0.04              0.06             0.02              0.74            (0.02)

         Total from Investment Activities            0.33              0.39             0.43              1.27             0.54

Distributions
     Net investment income                          (0.39)            (0.42)           (0.47)            (0.55)           (0.56)

         Total Distributions                        (0.39)            (0.42)           (0.47)            (0.55)           (0.56)

Net Asset Value, End of Period                   $   9.89          $   9.95         $   9.98          $  10.02         $   9.30

Total Return (excludes sales charges)                3.33%             3.98%            4.54%            14.07%            6.00%

Ratios/Supplemental Data:
Net Assets at end of period (000)                $187,308          $216,904         $323,146          $322,312         $190,945
Ratio of expenses to
   average net assets                                1.07%             1.10%            1.06%             0.92%            0.92%
Ratio of net investment income
   to average net assets                             2.98%             3.38%            4.22%             5.44%            5.95%
Ratio of expenses to
   average net assets<F1>                            1.26%             1.24%            1.24%             1.26%            1.27%
Ratio of net investment income
   to average net assets<F1>                         2.79%             3.24%            4.04%             5.10%            5.60%
Portfolio turnover                                    125%              217%             168%              278%             278%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.



Financial Highlights


FUND FOR INCOME

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class A and Class C Shares of the Fund. The financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com.



                                                    Class A Shares                                    Class C Shares

                                                                                                                       March 1,
                               Year          Year        Year        Year        Year           Year         Year        2002
                              Ended         Ended       Ended       Ended       Ended          Ended        Ended      through
                            October 31,   October 31, October 31, October 31, October 31,    October 31,  October 31, October 31,
                               2004          2003        2002        2001        2000           2004         2003      2002<F3>

Net Asset Value,
  Beginning of Period        $  12.87      $  13.44    $  13.44    $  12.77    $  12.79       $ 12.84      $ 13.43      $13.22

Investment Activities
     Net investment income       0.35<F2>      0.46        0.65        0.80        0.81          0.29<F2>     0.48        0.42
     Net realized and
       unrealized
       gains (losses)
       on investments            0.07         (0.30)       0.11        0.67          --<F4>      0.06        (0.41)       0.25

         Total from
           Investment
           Activities            0.42          0.16        0.76        1.47        0.81          0.35         0.07        0.67

Distributions
     Net investment income      (0.73)        (0.73)      (0.76)      (0.80)      (0.83)        (0.66)       (0.66)      (0.46)

         Total
           Distributions        (0.73)        (0.73)      (0.76)      (0.80)      (0.83)        (0.66)       (0.66)      (0.46)

Net Asset Value,
  End of Period              $  12.56      $  12.87    $  13.44    $  13.44    $  12.77       $ 12.53      $ 12.84      $13.43

Total Return
  (excludes sales charges
   and contingent deferred
   sales charges)                3.36%         1.15%       5.89%      11.84%       6.67%         2.79%        0.49%       5.17%<F5>

Ratios/Supplemental Data:
Net Assets at
  end of period (000)        $189,716      $221,181    $243,889    $194,914    $124,131       $24,187      $29,806      $1,155
Ratio of expenses to
   average net assets            1.00%         1.00%       0.99%       0.96%       0.97%         1.55%        1.55%       1.68%<F6>
Ratio of net
   investment income
   to average net assets         2.77%         3.36%       4.72%       6.07%       6.48%         2.27%        2.23%       3.75%<F6>
Ratio of expenses to
   average net assets<F1>        1.03%         1.01%       0.99%       1.04%       1.09%         1.90%        1.88%       2.23%<F6>
Ratio of net
   investment income
   to average net assets<F1>     2.74%         3.35%       4.72%       5.99%       6.36%         1.92%        1.90%       3.20%<F6>
Portfolio turnover <F7>            34%           60%         53%         20%         25%           34%          60%         53%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> Period from commencement of operations.

<F4> Less than $.01 per share.

<F5> Not annualized.

<F6> Annualized.

<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



Financial Highlights

The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     These financial highlights reflect historical information about Class R Shares of the Fund. Except for the fiscal year ended December 31, 1998, the financial highlights were audited by PricewaterhouseCoopers LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND and in the Request Literature section of www.VictoryConnect.com. The financial highlights for the fiscal year ended December 31, 1998 were audited by another independent public accountant.



                                                                              Class R Shares

                                                Year              Year             Year              Year              Year
                                                Ended             Ended            Ended             Ended             Ended
                                             October 31,       October 31,      October 31,       October 31,       October 31,
                                                2004              2003             2002              2001              2000

Net Asset Value, Beginning of Period          $  12.87          $  13.44         $  13.44          $  12.77          $  12.78

Investment Activities
     Net investment income                        0.33<F2>          0.42             0.64              0.79              0.84
     Net realized and unrealized
       gains (losses) on investments              0.08             (0.27)            0.11              0.68             (0.01)

         Total from
           Investment Activities                  0.41              0.15             0.75              1.47              0.83

Distributions
     Net investment income                       (0.72)            (0.72)           (0.75)            (0.80)            (0.84)

         Total Distributions                     (0.72)            (0.72)           (0.75)            (0.80)            (0.84)

Net Asset Value, End of Period                $  12.56          $  12.87         $  13.44          $  13.44          $  12.77

Total Return                                      3.25%             1.08%            5.80%            11.84%             6.74%

Ratios/Supplemental Data:
Net Assets at end of period (000)             $193,685          $295,597         $345,144          $242,716          $143,963
Ratio of expenses to
   average net assets                             1.10%             1.07%            1.08%             0.97%             0.89%
Ratio of net investment income
   to average net assets                          2.61%             3.34%            4.62%             6.05%             6.55%
Ratio of expenses to
   average net assets<F1>                         <F3>              <F3>             1.08%             1.07%             1.04%
Ratio of net investment income
   to average net assets<F1>                      <F3>              <F3>             4.62%             5.95%             6.40%
Portfolio turnover <F4>                             34%               60%              53%               20%               25%


<F1> During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

<F2> Calculated using average shares for the period.

<F3> There were no fee reductions during the period.

<F4> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.



                   This page is intentionally left blank.

Victory Funds Privacy Policy


Protecting the Privacy of Information

The Victory Portfolios respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

     We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

     To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. Victory Portfolios do not share information with other companies for purposes of marketing solicitations for products other than the Victory Portfolios. Therefore, Victory Portfolios do not provide opt-out options to their shareholders.

                       [Not a part of this Prospectus]

The Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593

                                  PRSRT STD
                                 U.S. POSTAGE
                                     PAID
                                Cleveland, OH
                               Permit No. 1535

If you would like a free copy of any of the following documents or would like to request other information regarding the Funds, you can call or write the Funds or your Investment Professional.


Statement of Additional Information (SAI)

Contains more details describing the Funds and their policies. The SAI has been filed with the Securities and Exchange Commission (SEC), and is incorporated by reference in this Prospectus.


Annual and Semi-annual Reports

Provide additional information about the Funds' investments. The annual report discusses market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

To obtain copies of the SAI, Annual or Semi-Annual Reports, or more information at no charge, please call the Funds at

800-539-FUND
(800-539-3863).


How to Obtain Information

By telephone: Call Victory Funds at 800-539-FUND (800-539-3863).

By mail:
      The Victory Funds
      P.O. Box 182593
      Columbus, OH 43218-2593

You also may obtain copies of materials from the SEC's Public Reference Room in Washington, D.C. (Call 1-202-942-8090 for information on the operation of the SEC's Public Reference Room.) Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20459-0102.

On the Internet: Fund documents can be viewed on-line or downloaded at www.VictoryConnect.com or from the SEC at http://www.sec.gov (text only).


The securities described in this Prospectus and the SAI are not offered in any state in which they may not lawfully be sold. No sales representative, dealer, or other person is authorized to give any information or make any representation other than those contained in this Prospectus and the SAI.

Victory Funds
LOGO(R)

Investment Company Act File Number 811-4852

VF-TXFI-PRO (3/05)